UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06669

Name of Fund:	BlackRock Capital Appreciation Fund, Inc.

Fund Address:	100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Capital Appreciation Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 05/31/2022

Date of reporting period: 11/30/2021

Item 1 –	Report to Stockholders

(a) The Report to Shareholders is attached herewith.

NOVEMBER 30, 2021

2021 Semi-Annual Report (Unaudited)

BlackRock Capital Appreciation Fund, Inc.

BlackRock FundsSM

•  BlackRock Health Sciences Opportunities Portfolio

•  BlackRock Infrastructure Sustainable Opportunities Fund

•  BlackRock Mid-Cap Growth Equity Portfolio

•  BlackRock Technology Opportunities Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of November 30, 2021 was a remarkable period of adaptation and recovery, as the global economy dealt with the implications of the coronavirus (or “COVID-19”) pandemic. The United States began the reporting period as the initial reopening-led economic rebound was beginning to slow. Nonetheless, the economy continued to grow at a solid pace for the reporting period, eventually regaining the output lost from the pandemic. However, a rapid rebound in consumer spending pushed up against supply constraints and led to elevated inflation.

Equity prices rose with the broader economy, as the implementation of mass vaccination campaigns and passage of two additional fiscal stimulus packages further boosted stocks, and many equity indices neared or surpassed all-time highs late in the reporting period. In the United States, both large- and small-capitalization stocks posted a strong advance. International equities also gained, as both developed and emerging markets continued to recover from the effects of the pandemic.

The 10-year U.S. Treasury yield (which is inversely related to bond prices) rose during the reporting period as the economy expanded rapidly and inflation reached its highest annualized reading in decades. In the corporate bond market, support from the U.S. Federal Reserve (the “Fed”) assuaged credit concerns and led to solid returns for high-yield corporate bonds, outpacing investment-grade corporate bonds, which declined slightly.

The Fed remained committed to accommodative monetary policy by maintaining near-zero interest rates and by reiterating that inflation could exceed its 2% target for a sustained period without triggering a rate increase. In response to rising inflation late in the period, the Fed changed its market guidance, raising the possibility of higher rates in 2022 and reducing bond purchasing beginning in late 2021.

Looking ahead, we believe that the global expansion will continue to broaden as Europe and other developed market economies gain momentum, although the Delta and Omicron variants of the coronavirus remain a threat, particularly in emerging markets. While we expect inflation to abate somewhat as supply bottlenecks are resolved, we anticipate that inflation will remain higher than the pre-COVID norm. The Fed is poised to raise interest rates next year in response, but the Fed’s policy shift means that tightening is likely to be less aggressive than what we’ve seen in previous cycles.

In this environment, we favor an overweight to equities, as we believe low interest rates and continued economic growth will support further gains, albeit likely more modest than what we saw in 2021. Sectors that are better poised to manage the transition to a lower-carbon world, such as technology and health care, are particularly attractive in the long-term. U.S. and other developed-market equities have room for further growth, while Chinese equities stand to gain from a more accommodative monetary and fiscal environment as the Chinese economy slows. We are underweight long-term credit, but inflation-protected U.S. Treasuries, Asian fixed income, and emerging market local-currency bonds offer potential opportunities. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments.

In this environment, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of November 30, 2021

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	9.38%	27.92%

U.S. small cap equities (Russell 2000® Index)	(2.60)	22.03

International equities (MSCI Europe, Australasia, Far East Index)	(3.84)	10.77

Emerging market equities (MSCI Emerging Markets Index)	(10.81)	2.70

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.01	0.05

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	2.38	(3.84)

U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	1.02	(1.15)

Tax-exempt municipal bonds (S&P Municipal Bond Index)	0.67	2.22

U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	1.05	5.27
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

3

Fund Summary as of November 30, 2021	BlackRock Capital Appreciation Fund, Inc.

Investment Objective

BlackRock Capital Appreciation Fund, Inc.’s (the “Fund”) investment objective is to seek long-term growth of capital.

Portfolio Management Commentary

How did the Fund perform?

For the six-month period ended November 30, 2021, the Fund underperformed its benchmark, the Russell 1000® Growth Index. For the same period, all of the Fund’s share classes outperformed the broad-market S&P 500® Index. The following discussion of relative performance pertains to the Russell 1000® Growth Index.

What factors influenced performance?

The largest detractors from the Fund’s performance relative to the benchmark were stock selection in informational technology (“IT”), consumer discretionary and communication services. Within IT, selection in IT services, specifically an overweight position in Wix.com Ltd., detracted the most from results. Within consumer discretionary, an underweight to the auto industry, specifically to Tesla, Inc., detracted as shares of Tesla rebounded after declining markedly during the previous quarter, continuing a pattern of higher volatility. Finally, within communication services, an overweight to interactive media & services, specifically an overweight position in Snap, Inc., slightly detracted from results.

The largest contributors to the Fund’s relative performance over the period were stock selection in the health care sector as well as positioning in consumer staples and real estate. In health care, stock selection in life sciences tools & services, most notably an overweight position in Danaher Corp., drove relative performance. The next largest contributor was consumer staples, driven by a lack of exposure to The Coca-Cola Co. and PepsiCo, Inc. within the beverages space, which has been struggling in recent years given limited growth and mounting competitive threats. Lastly, within real estate, avoiding names across equity real estate investment trusts, specifically Crown Castle International Corp., proved beneficial during the period.

Describe recent portfolio activity.

During the period, exposure to consumer discretionary increased with an allocation to textiles, apparel & luxury goods. Exposure to the consumer staples and industrials sectors increased as well. Conversely, exposure to health care decreased the most due to a lowered allocation to health care providers & services. Exposure to the IT sector decreased as well.

Describe portfolio positioning at period end.

As of period end, the Fund’s largest overweight position relative to the Russell 1000® Growth Index was to communication services, followed by financials and materials. Conversely, the IT sector was the largest underweight, followed by consumer staples and real estate.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

4	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of November 30, 2021 (continued)	BlackRock Capital Appreciation Fund, Inc.

Performance

		Average Annual Total Returns(a)(b)
		1 Year		5 Years		10 Years
	6-Month Total Returns	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge

Institutional	12.22%	24.15%	N/A	24.86%	N/A	18.17%	N/A
Investor A	12.06	23.82	17.32%	24.53	23.19%	17.85	17.22%
Investor C	11.58	22.83	21.83	23.53	23.53	17.09	17.09
Class K	12.28	24.25	N/A	25.00	N/A	18.29	N/A
Class R	11.88	23.41	N/A	24.18	N/A	17.52	N/A
Russell 1000® Growth Index(c)	17.53	30.70	N/A	25.10	N/A	19.50	N/A
S&P 500® Index(d)	9.38	27.92	N/A	17.90	N/A	16.16	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees.

(b)

The Fund invests primarily in a diversified portfolio consisting primarily of common stock of U.S. companies that Fund management believes have exhibited above-average growth rates in earnings over the long term.

(c)

An index that measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000r® companies with higher price-to-book ratios and higher forecasted growth values.

(d)	An unmanaged index that covers 500 leading companies and captures approximately 80% coverage of available market capitalization.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example

	Actual				Hypothetical(a)
	Beginning Account Value (06/01/21)	Ending Account Value (11/30/21)	Expenses Paid During the Period	(b)	Beginning Account Value (06/01/21)	Ending Account Value (11/30/21)	Expenses Paid During the Period	(b)	Annualized Expense Ratio

Institutional	$ 1,000.00	$ 1,122.20	$ 3.75		$ 1,000.00	$ 1,021.54	$ 3.57		0.70%
Investor A	1,000.00	1,120.60	5.12		1,000.00	1,020.24	4.88		0.96
Investor C	1,000.00	1,115.80	9.40		1,000.00	1,016.19	8.95		1.77
Class K	1,000.00	1,122.80	3.35		1,000.00	1,021.91	3.20		0.63
Class R	1,000.00	1,118.80	7.02		1,000.00	1,018.44	6.69		1.32

(a)	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.
(b)

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown).

See “Disclosure of Expenses” for further information on how expenses were calculated.

Portfolio Information

TEN LARGEST HOLDINGS

Security(a)	Percent of Net Assets

Microsoft Corp.	9%
Amazon.com, Inc.	8
Alphabet, Inc., Class A	5
Meta Platforms, Inc., Class A	4
Intuit, Inc.	4
NVIDIA Corp.	3
Apple Inc.	3
ASML Holding NV, Registered Shares	3
Adobe, Inc.	3
S&P Global, Inc.	3

SECTOR ALLOCATION

Sector(b)	Percent of Net Assets

Information Technology	42%
Consumer Discretionary	19
Communication Services	16
Health Care	8
Industrials	7
Financials	4
Materials	2
Consumer Staples	1
Energy	1
Short-Term Securities	1
Liabilities in Excess of Other Assets	(1)

(a)	Excludes short-term investments.
(b)

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

F U N D S U M M A R Y	5

Fund Summary as of November 30, 2021	BlackRock Health Sciences Opportunities Portfolio

Investment Objective

BlackRock Health Sciences Opportunities Portfolio’s (the “Fund”) investment objective is to provide long-term growth of capital.

Portfolio Management Commentary

How did the Fund perform?

For the six-month period ended November 30, 2021, the Fund underperformed its benchmark, the Russell 3000® Health Care Index.

What factors influenced performance?

The Fund’s underperformance was largely driven by security selection. An underweight position in Moderna, Inc. was the largest detractor from relative performance. The U.S.-based biotechnology company benefited from strong demand for its COVID-19 vaccine as the highly transmissible Delta variant spread globally. An underweight position in Danaher Corp. was another key detractor. The medical device company benefited from increased demand in its COVID-19 testing business, also as a result of the rapid spread of the Delta variant. An overweight position in the biotechnology company Biogen, Inc. hurt results, as its Alzheimer’s drug experienced lower-than-anticipated adoption.

An overweight position in the medical supplies company Thermo Fisher Scientific, Inc., which raised its long-term growth expectations behind strong demand for COVID-19 testing, was the leading positive contributor. An overweight position in Pfizer, Inc. also helped performance. The pharmaceutical company benefited from strong demand for its COVID-19 vaccine, and it reported positive results from its oral antiviral treatment for the virus. An underweight position in Johnson & Johnson, which came under pressure as the side effects from its COVID-19 vaccine became apparent, was a further contributor.

Describe recent portfolio activity.

The Fund increased its weighting in the pharmaceuticals industry, and it reduced its positions in the health care providers & services industry. Its allocations to medical devices & supplies and biotechnology remained the same.

Describe portfolio positioning at period end.

The Fund is a diversified healthcare portfolio constructed using the investment adviser’s bottom-up, fundamental investment process.

The Fund has a slight overweight in the biotechnology sub-sector, which is benefiting as decades of genomics research is leading to a better understanding of the causes of diseases. Additionally, technology continues to permeate the health care sector, as seen in the enabling of robotic-assisted surgery and telehealth. While there has been substantial growth in these areas in recent years, the investment adviser believes technology-driven trends in healthcare are still in the early stages. The Fund is equal weight in the medical devices industry, with a preference for companies pursuing minimally invasive implant technologies that improve patient outcomes and have the potential to replace old standards of care. The Fund is underweight in pharmaceuticals and overweight in health care providers & services.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

6	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of November 30, 2021 (continued)	BlackRock Health Sciences Opportunities Portfolio

Performance

		Average Annual Total Returns(a)(b)

		1 Year		5 Years		10 Years

	6-Month Total Returns	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge

Institutional	(0.32)%	10.00%	N/A	16.25%	N/A	17.66%	N/A
Service	(0.45)	9.66	N/A	15.90	N/A	17.32	N/A
Investor A	(0.44)	9.72	3.95%	15.93	14.69%	17.34	16.71%
Investor C	(0.80)	8.91	7.91	15.09	15.09	16.65	16.65
Class K	(0.26)	10.10	N/A	16.36	N/A	17.58	N/A
Class R	(0.61)	9.33	N/A	15.55	N/A	16.95	N/A

Russell 3000® Health Care Index(c)	3.53	15.44	N/A	16.06	N/A	16.91	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.

(b)	Under normal market conditions, the Fund invests at least 80% of its total assets in equity securities, primarily common stock, of companies in health sciences and related industries.
(c)

An unmanaged index that features companies involved in medical services or health care in the Russell 3000® Index, which includes the largest 3,000 U.S. companies as determined by total market capitalization.

N/A - Not applicable as share class and index do not have a sales charge.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example

	Actual				Hypothetical(a)

	Beginning Account Value (06/01/21)	Ending Account Value (11/30/21)	Expenses Paid During the Period	(b)	Beginning Account Value (06/01/21)	Ending Account Value (11/30/21)	Expenses Paid During the Period	(b)	Annualized Expense Ratio

Institutional	$ 1,000.00	$ 996.80	$ 4.20		$ 1,000.00	$ 1,020.86	$ 4.25		0.84%
Service	1,000.00	995.50	5.65		1,000.00	1,019.40	5.72		1.13
Investor A	1,000.00	995.60	5.43		1,000.00	1,019.63	5.49		1.08
Investor C	1,000.00	992.00	9.19		1,000.00	1,015.84	9.30		1.84
Class K	1,000.00	997.40	3.70		1,000.00	1,021.36	3.74		0.74
Class R	1,000.00	993.90	7.21		1,000.00	1,017.84	7.29		1.44

(a)	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.
(b)

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown).

See “Disclosure of Expenses” for further information on how expenses were calculated.

Portfolio Information

TEN LARGEST HOLDINGS

Security(a)	Percent of Net Assets

UnitedHealth Group, Inc.	8%
Pfizer, Inc.	7
Thermo Fisher Scientific, Inc.	6
Abbott Laboratories	5
Johnson & Johnson	4
Eli Lilly & Co.	3
Danaher Corp.	2
Cigna Corp.	2
Merck & Co., Inc.	2
Intuitive Surgical, Inc.	2

INDUSTRY ALLOCATION

Industry(b)	Percent of Net Assets

Health Care Equipment & Supplies	23%
Pharmaceuticals	23
Biotechnology	20
Health Care Providers & Services	19
Life Sciences Tools & Services	14
Short-Term Securities	2
Liabilities in Excess of Other Assets	(1)

(a)	Excludes short-term investments.
(b)

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

F U N D S U M M A R Y	7

Fund Summary as of November 30, 2021	BlackRock Infrastructure Sustainable Opportunities Fund

Investment Objective

BlackRock Infrastructure Sustainable Opportunities Fund’s (the “Fund”) investment objective is to seek to maximize total return while seeking to invest in issuers which are helping to address certain United Nations Sustainable Development Goals (“SDGs”) through their products and services.

The Fund commenced operations on September 30, 2021.

Expense Example

	Actual					Hypothetical(a)

	Beginning Account Value (09/30/21)	(b)	Ending Account Value (11/30/21)	Expenses Paid During the Period	(c)	Beginning Account Value (09/30/21)	(b)	Ending Account Value (11/30/21)	Expenses Paid During the Period	(c)	Annualized Expense Ratio

Institutional	$ 1,000.00		$ 1,004.00	$ 5.02		$ 1,000.00		$ 1,020.06	$ 5.06		1.00%
Investor A	1,000.00		1,004.00	6.28		1,000.00		1,018.80	6.33		1.25
Class K	1,000.00		1,004.00	4.77		1,000.00		1,020.31	4.81		0.95

(a)	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.
(b)	Commencement of operations.
(c)

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 61/365 (to reflect the period since inception date of September 30, 2021 to November 30, 2021).

See “Disclosure of Expenses” for further information on how expenses were calculated.

Portfolio Information

TEN LARGEST HOLDINGS

Security(a)	Percent of Net Assets

Getlink SE	5%
Cellnex Telecom SA	5
Eversource Energy	5
SBA Communications Corp.	5
NextEra Energy, Inc.	5
Severn Trent PLC	4
Transurban Group	4
Hamburger Hafen und Logistik AG	4
Enel SpA	4
Public Service Enterprise Group, Inc.	4

SECTOR ALLOCATION

Sector(b)	Percent of Net Assets

Utilities	42%
Industrials	24
Real Estate	17
Communication Services	10
Information Technology	2
Short-Term Securities	2
Other Assets Less Liabilities	3

(a)	Excludes short-term securities.
(b)

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

8	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of November 30, 2021	BlackRock Mid-Cap Growth Equity Portfolio

Investment Objective

BlackRock Mid-Cap Growth Equity Portfolio’s (the “Fund”) investment objective is long-term capital appreciation.

Portfolio Management Commentary

How did the Fund perform?

For the six-month period ended November 30, 2021, the Fund underperformed its benchmark, the Russell Midcap® Growth Index.

What factors influenced performance?

The largest detractors from the Fund’s relative performance were stock selection in the communication discretionary and information technology (“IT”) sectors as well as general positioning in the energy sector. Within consumer discretionary, stock selection in hotel, restaurants & leisure, specifically an out-of-benchmark position in Evolution AB, detracted the most from results. In IT, positioning in software, specifically an overweight position in Fair Isaac Corp., weighed on relative performance. Lastly, a lack of exposure to oil, gas & consumable fuels names within the energy sector detracted from performance.

The largest contributors to the Fund’s relative performance over the period were stock selection in the communication services and financials sectors as well as positioning in materials. In communication services, avoiding underperforming entertainment companies, specifically Roku, Inc., bolstered return. Within financials, stock selection in capital markets, most notably an overweight position in MSCI, Inc., added to relative results. Finally, within materials, avoiding names across the chemicals segment, specifically Scotts Miracle-Gro Co., proved beneficial during the period.

Describe recent portfolio activity.

During the period, exposure to IT increased with an allocation to the software industry. Exposure to the financials and industrials sectors increased as well. Conversely, exposure to consumer discretionary decreased the most due to a reduced allocation to specialty retail. Exposure to the health care sector decreased as well.

Describe portfolio positioning at period end.

Relative to the Russell Midcap® Growth Index, at the end of the reporting period the Fund’s largest overweight was to the financials sector, followed by health care and communication services. Conversely, the consumer discretionary sector was the largest underweight, followed by industrials and real estate.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

F U N D S U M M A R Y	9

Fund Summary as of November 30, 2021 (continued)	BlackRock Mid-Cap Growth Equity Portfolio

Performance

		Average Annual Total Returns(a)(b)

		1 Year		5 Years		10 Years

	6-Month Total Returns	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge
Institutional	8.13%	21.63%	N/A	25.52%	N/A	19.37%	N/A
Service	8.00	21.32	N/A	25.22	N/A	18.99	N/A
Investor A	8.01	21.34	14.97%	25.18	23.83%	19.02	18.38%
Investor C	7.60	20.43	19.43	24.27	24.27	18.32	18.32
Class K	8.21	21.76	N/A	25.62	N/A	19.43	N/A
Class R	7.87	21.05	N/A	24.87	N/A	18.73	N/A

Russell Midcap® Growth Index(c)	8.62	17.72	N/A	19.83	N/A	16.41	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.

(b)	The Fund normally invests at least 80% of its net assets in equity securities issued by U.S. mid-capitalization companies which Fund management believes have above-average earnings growth potential.
(c)

An index that measures the performance of the mid-cap growth segment of the U.S. equity universe. It includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values.

N/A - Not applicable as share class and index do not have a sales charge.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example

	Actual				Hypothetical(a)

	Beginning Account Value (06/01/21)	Ending Account Value (11/30/21)	Expenses Paid During the Period	(b)	Beginning Account Value (06/01/21)	Ending Account Value (11/30/21)	Expenses Paid During the Period	(b)	Annualized Expense Ratio

Institutional	$ 1,000.00	$ 1,081.30	$ 4.17		$ 1,000.00	$ 1,021.07	$ 4.04		0.80%
Service	1,000.00	1,080.00	5.47		1,000.00	1,019.80	5.32		1.05
Investor A	1,000.00	1,080.10	5.48		1,000.00	1,019.80	5.32		1.05
Investor C	1,000.00	1,076.00	9.28		1,000.00	1,016.13	9.01		1.78
Class K	1,000.00	1,082.10	3.61		1,000.00	1,021.60	3.50		0.69
Class R	1,000.00	1,078.70	6.77		1,000.00	1,018.55	6.58		1.30

(a)	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.
(b)

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown).

See “Disclosure of Expenses” for further information on how expenses were calculated.

Portfolio Information

TEN LARGEST HOLDINGS

Security(a)	Percent of Net Assets

MSCI, Inc.	3%
MongoDB, Inc.	3
Entegris, Inc.	3
Cadence Design Systems, Inc.	3
Copart, Inc.	3
Paycom Software, Inc.	3
HubSpot, Inc.	3
Monolithic Power Systems, Inc.	3
Veeva Systems, Inc., Class A	3
West Pharmaceutical Services, Inc.	3

SECTOR ALLOCATION

Sector(b)	Percent of Net Assets

Information Technology	36%
Health Care	19
Industrials	14
Consumer Discretionary	13
Financials	11
Communication Services	5
Real Estate	1
Short-Term Securities	5
Liabilities in Excess of Other Assets	(4)

(a)	Excludes short-term investments.
(b)

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

10	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of November 30, 2021	BlackRock Technology Opportunities Fund

Investment Objective

BlackRock Technology Opportunities Fund’s (the “Fund”) investment objective is to provide long-term capital appreciation.

Portfolio Management Commentary

How did the Fund perform?

For the six-month period ended November 30, 2021, the Fund underperformed its benchmark, the MSCI All-Country World Information Technology Index.

What factors influenced performance?

The largest detractor from relative performance at the sub-sector level was the Fund’s stock selection in key traditional information technology (“IT”) industries, including hardware, semiconductors and software. In particular, the Fund’s underweight position in Apple Inc. was the most significant detractor from performance, as increased demand for the iPhone 13 benefited the stock. An underweight position in semiconductor chip manufacturer Nvidia Corp. also weighed on returns, as the company experienced substantial growth in its data center business. Lastly, the Fund’s underweight position in software company Microsoft Corp. detracted, with the company benefiting from increased revenue on its Office 365 software package and strong growth in its cloud computing business.

By contrast, stock selection beyond companies classified within the IT sector, particularly in the automobile industry, was the most significant contributor to relative performance. The Fund’s out-of-benchmark position in electric vehicle manufacturer Tesla, Inc. was the top contributor to relative returns after the company maintained strong momentum in demand. Similarly, an out-of-benchmark position in Lucid Group, Inc. also supported relative returns, as the pre-production electric vehicle company benefited from increased investor interest in the industry during the period. Lastly, the Fund’s lack of a position in Samsung Electronics Co. contributed, following concerns that the company’s memory-chip business would experience pricing pressure.

Describe recent portfolio activity.

The Fund reduced its exposure to internet and services stocks during the period. Conversely, it significantly increased its exposure to companies in the hardware and semiconductors sub-sectors, while leaving its allocation to the software sub-sector unchanged.

Describe portfolio positioning at period end.

The Fund maintained its exposure to long-term secular themes. The technology sector remains underpinned by strong fundamentals and growth drivers despite short-term pressure from rising interest rates.

The Fund’s positioning in cloud computing, e-commerce, and gaming reflected the acceleration of trends favorable to these industries resulting from social distancing and the migration to remote work. In the near term, we anticipate some normalization of growth for these companies, especially in comparison to the high growth rates seen in 2020. The Fund’s positioning should benefit over the longer term from increased adoption from both enterprises and consumers.

At period end, the Fund maintained approximately 27% exposure to software, 23% to semiconductors, 18% to internet, and 12% each to services and hardware.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

F U N D S U M M A R Y	11

Fund Summary as of November 30, 2021 (continued)	BlackRock Technology Opportunities Fund

Performance

		Average Annual Total Returns(a)(b)

		1 Year		5 Years		10 Years

	6-Month Total Returns	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge

Institutional	11.21%	19.62%	N/A	35.43%	N/A	24.68%	N/A
Service	11.08	19.33	N/A	35.10	N/A	24.40	N/A
Investor A	11.06	19.32	13.05%	35.08	33.63%	24.33	23.66%
Investor C	10.65	18.44	17.44	34.09	34.09	23.52	23.52
Class K	11.26	19.74	N/A	35.47	N/A	24.70	N/A
Class R	10.93	19.03	N/A	34.74	N/A	23.99	N/A

MSCI All-Country World Information Technology Index(c)	16.53	32.23	N/A	28.96	N/A	21.13	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.

(b)

Under normal market conditions, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities issued by U.S. and non-U.S. technology companies in all market capitalization ranges, selected for their rapid and sustainable growth potential from the development, advancement and use of technology. The Fund’s total returns prior to December 30, 2017 are the returns of the Fund when it followed different investment strategies under the name BlackRock Science & Technology Opportunities Portfolio.

(c)

An index that includes large- and mid-cap securities across certain Developed Markets countries and certain Emerging Markets countries. All securities in the index are classified in the Information Technology sector as per the Global Industry Classification Standard.

N/A - Not applicable as share class and index do not have a sales charge.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example

	Actual				Hypothetical(a)

	Beginning Account Value (06/01/21)	Ending Account Value (11/30/21)	Expenses Paid During the Period	(b)	Beginning Account Value (06/01/21)	Ending Account Value (11/30/21)	Expenses Paid During the Period	(b)	Annualized Expense Ratio

Institutional	$ 1,000.00	$ 1,112.10	$ 4.87		$ 1,000.00	$ 1,020.46	$ 4.66		0.92%
Service	1,000.00	1,110.80	6.19		1,000.00	1,019.21	5.92		1.17
Investor A	1,000.00	1,110.60	6.19		1,000.00	1,019.20	5.92		1.17
Investor C	1,000.00	1,106.50	10.07		1,000.00	1,015.51	9.64		1.91
Class K	1,000.00	1,112.60	4.36		1,000.00	1,020.94	4.17		0.82
Class R	1,000.00	1,109.30	7.51		1,000.00	1,017.95	7.18		1.42

(a)	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.
(b)

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown).

See “Disclosure of Expenses” for further information on how expenses were calculated.

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Fund Summary as of November 30, 2021 (continued)	BlackRock Technology Opportunities Fund

Portfolio Information

TEN LARGEST HOLDINGS

Security(a)	Percent of Net Assets

Apple Inc.	5%
Microsoft Corp.	5
Tesla, Inc.	3
Alphabet, Inc., Class A	3
Marvell Technology, Inc.	3
Advanced Micro Devices, Inc.	2
ASML Holding NV	2
Lam Research Corp.	2
Amazon.com, Inc.	2
Kakao Corp.	2

INDUSTRY ALLOCATION

Industry(b)	Percent of Net Assets

Software	24%
Semiconductors & Semiconductor Equipment	23
IT Services	14
Interactive Media & Services	11
Automobiles	6
Internet & Direct Marketing Retail	5
Technology Hardware, Storage & Peripherals	5
Entertainment	3
Specialty Retail	1
Professional Services	1
Banks	1
Consumer Finance	1
Capital Markets	1
Short-Term Securities	9
Liabilities in Excess of Other Assets	(5)

(a)	Excludes short-term securities.
(b)

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

F U N D S U M M A R Y	13

About Fund Performance

Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors. BlackRock Health Sciences Opportunities Portfolio’s Class K Shares performance shown prior to the Class K Shares inception date of June 8, 2016 is that of Investor A Shares. BlackRock Mid-Cap Growth Equity Portfolio’s Class K Shares performance shown prior to the Class K Shares inception date of March 28, 2016 is that of Institutional Shares. BlackRock Technology Opportunities Fund’s Class K Shares performance shown prior to the Class K Shares inception date of December 10, 2019 is that of Institutional Shares. The performance of each Fund’s Class K Shares would be substantially similar to Investor A Shares or Institutional Shares, as applicable, because the share classes of a Fund invest in the same portfolio of securities and performance would only differ to the extent that Class K Shares and Investor A Shares or Institutional Shares, as applicable, have different expenses. The actual returns of Class K Shares would have been higher than those of the Investor A Shares or Institutional Shares, as applicable, because Class K Shares have lower expenses than the Investor A Shares and Institutional Shares.

Service Shares (not available in BlackRock Capital Appreciation Fund, Inc. and BlackRock Infrastructure Sustainable Opportunities Fund) are not subject to any sales charge. These shares are subject to a service fee of 0.25% per year (but no distribution fee) and are only available to certain eligible investors.

Investor A Shares are subject to a maximum initial sales charge (front-end load) of 5.25% and a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge (“CDSC”) where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries.

Investor C Shares (not available in BlackRock Infrastructure Sustainable Opportunities Fund) are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares are generally available through financial intermediaries. These shares automatically convert to Investor A Shares after approximately eight years.

Class R Shares (not available in BlackRock Infrastructure Sustainable Opportunities Fund) are not subject to any sales charge. These shares are subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year. These shares are available only to certain employer-sponsored retirement plans.

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Refer to blackrock.com to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Figures shown in the performance tables assume reinvestment of all distributions, if any, at net asset value (“NAV”) on the ex-dividend date or payable date, as applicable. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Advisors, LLC (the “Manager”), each Fund’s investment adviser, has contractually and/or voluntarily agreed to waive and/or reimburse a portion of each Fund’s expenses. Without such waiver(s) and/or reimbursement(s), each Fund’s performance would have been lower. With respect to each Fund’s voluntary waiver(s), if any, the Manager is under no obligation to waive and/or reimburse or to continue waiving and/or reimbursing its fees and such voluntary waiver(s) may be reduced or discontinued at any time. With respect to each Fund’s contractual waiver(s), if any, the Manager is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See the Notes to Financial Statements for additional information on waivers and/or reimbursements.

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, administration fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

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Derivative Financial Instruments

The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. The Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

D E R I V A T I V E F I N A N C I A L I N S T R U M E N T S	15

Schedule of Investments (unaudited) November 30, 2021	BlackRock Capital Appreciation Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.6%
TransDigm Group, Inc.(a)	140,729	$81,348,398

Automobiles — 1.0%
Tesla, Inc.(a)	42,625	48,795,395

Capital Markets — 3.9%
KKR & Co., Inc.	534,975	39,828,889
S&P Global, Inc.	330,704	150,711,734

		190,540,623

Chemicals — 1.4%
Sherwin-Williams Co.	202,033	66,921,411

Containers & Packaging — 1.1%
Ball Corp.	571,421	53,399,292

Electronic Equipment, Instruments & Components — 0.9%
Zebra Technologies Corp., Class A(a)	78,602	46,279,286

Entertainment — 4.2%
Netflix, Inc.(a)	183,685	117,907,402
Sea Ltd., ADR(a)	305,774	88,084,316

		205,991,718

Health Care Equipment & Supplies — 1.5%
Align Technology, Inc.(a)	61,111	37,371,210
Intuitive Surgical, Inc.(a)	114,060	36,994,220

		74,365,430

Health Care Providers & Services — 1.1%
UnitedHealth Group, Inc.	119,327	53,007,440

Hotels, Restaurants & Leisure — 1.6%
Domino’s Pizza, Inc.	87,068	45,635,822
Evolution AB(b)	338,084	35,498,032

		81,133,854

Industrial Conglomerates — 1.5%
Roper Technologies, Inc.	155,231	72,050,469

Interactive Media & Services — 11.3%
Alphabet, Inc., Class A(a)	84,337	239,344,189
Match Group, Inc.(a)	435,158	56,566,189
Meta Platforms, Inc., Class A(a)	579,454	188,009,645
Snap, Inc., Class A(a)	1,505,143	71,659,858

		555,579,881

Internet & Direct Marketing Retail — 11.8%
Amazon.com, Inc.(a)(c)	118,335	415,009,129
Etsy, Inc.(a)	320,130	87,901,295
MercadoLibre, Inc.(a)	67,259	79,931,268

		582,841,692

IT Services — 5.9%
Mastercard, Inc., Class A	236,989	74,632,576
Shopify, Inc., Class A(a)	51,647	78,595,888
Visa, Inc., Class A	560,022	108,515,463
Wix.com Ltd.(a)(c)	182,539	27,891,959

		289,635,886

Life Sciences Tools & Services — 3.7%
Danaher Corp.	266,467	85,706,446
Lonza Group AG, Registered Shares	62,762	50,607,997
Thermo Fisher Scientific, Inc.	70,489	44,607,554

		180,921,997

Machinery — 0.7%
Fortive Corp.	484,717	35,806,045

Security	Shares	Value

Oil, Gas & Consumable Fuels — 0.6%
Pioneer Natural Resources Co.	156,237	$27,860,182

Personal Products — 0.8%
Olaplex Holdings, Inc.(a)(c)	1,536,155	41,399,377

Pharmaceuticals — 2.2%
Eli Lilly & Co.	98,597	24,456,000
Zoetis, Inc.	382,730	84,981,369

		109,437,369

Professional Services — 2.0%
CoStar Group, Inc.(a)	477,719	37,147,429
TransUnion	543,490	60,430,653

		97,578,082

Road & Rail — 1.1%
Uber Technologies, Inc.(a)	599,442	22,778,796
Union Pacific Corp.	132,462	31,213,346

		53,992,142

Semiconductors & Semiconductor Equipment — 11.3%
Analog Devices, Inc.	446,768	80,529,932
ASML Holding NV, Registered Shares	204,917	162,193,854
Marvell Technology, Inc.	1,975,900	140,624,803
NVIDIA Corp.	523,868	171,179,108

		554,527,697

Software — 20.2%
Adobe, Inc.(a)	226,059	151,425,621
Crowdstrike Holdings, Inc., Class A(a)(c)	102,061	22,161,526
Intuit, Inc.	273,604	178,471,889
Microsoft Corp.	1,380,226	456,288,913
salesforce.com, Inc.(a)	212,680	60,605,293
ServiceNow, Inc.(a)	191,154	123,810,446

		992,763,688

Technology Hardware, Storage & Peripherals — 3.4%
Apple Inc.	1,029,367	170,154,365

Textiles, Apparel & Luxury Goods — 4.3%
LVMH Moet Hennessy Louis Vuitton SE	101,990	79,306,849
NIKE, Inc., Class B	777,839	131,641,473

		210,948,322

Total Common Stocks — 99.1% (Cost: $2,238,610,162)		4,877,280,041

Preferred Securities

Preferred Stocks — 0.6%

Interactive Media & Services — 0.6%
Bytedance Ltd., Series E-1 (Acquired 11/11/20, cost $20,129,982)(a)(d)(e)	183,711	30,881,819

Total Preferred Securities — 0.6% (Cost: $20,129,982)		30,881,819

Total Long-Term Investments — 99.7% (Cost: $2,258,740,144)		4,908,161,860

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Schedule of Investments (unaudited) (continued) November 30, 2021	BlackRock Capital Appreciation Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Securities(f)(g)

Money Market Funds — 0.9%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.00%	15,054,414	$15,054,414
SL Liquidity Series, LLC, Money Market Series, 0.14%(h)	28,279,463	28,285,119

Total Short-Term Securities — 0.9% (Cost: $ 43,339,533)		43,339,533

Total Investments — 100.6% (Cost: $ 2,302,079,677)		4,951,501,393

Liabilities in Excess of Other Assets — (0.6)%		(31,239,656)

Net Assets — 100.0%		$4,920,261,737

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)

Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $30,881,819, representing 0.6% of its net assets as of period end, and an original cost of $20,129,982.

(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended November 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 05/31/21	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/21	Shares Held at 11/30/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$21,582,078	$—		$(6,527,664	)(a)	$—	$—	$15,054,414	15,054,414	$493		$—
SL Liquidity Series, LLC, Money Market Series	—	28,287,843	(a)	—		(2,724)	—	28,285,119	28,279,463	28,132	(b)	—

						$(2,724)	$—	$43,339,533		$28,625		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$81,348,398	$ —	$ —	$81,348,398
Automobiles	48,795,395	—	—	48,795,395
Capital Markets	190,540,623	—	—	190,540,623
Chemicals	66,921,411	—	—	66,921,411
Containers & Packaging	53,399,292	—	—	53,399,292
Electronic Equipment, Instruments & Components	46,279,286	—	—	46,279,286

S C H E D U L E S O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) November 30, 2021	BlackRock Capital Appreciation Fund, Inc.

	Level 1	Level 2	Level 3	Total

Common Stocks (continued)
Entertainment	$205,991,718	$—	$—	$205,991,718
Health Care Equipment & Supplies	74,365,430	—	—	74,365,430
Health Care Providers & Services	53,007,440	—	—	53,007,440
Hotels, Restaurants & Leisure	45,635,822	35,498,032	—	81,133,854
Industrial Conglomerates	72,050,469	—	—	72,050,469
Interactive Media & Services	555,579,881	—	—	555,579,881
Internet & Direct Marketing Retail	582,841,692	—	—	582,841,692
IT Services	289,635,886	—	—	289,635,886
Life Sciences Tools & Services	130,314,000	50,607,997	—	180,921,997
Machinery	35,806,045	—	—	35,806,045
Oil, Gas & Consumable Fuels	27,860,182	—	—	27,860,182
Personal Products	41,399,377	—	—	41,399,377
Pharmaceuticals	109,437,369	—	—	109,437,369
Professional Services	97,578,082	—	—	97,578,082
Road & Rail	53,992,142	—	—	53,992,142
Semiconductors & Semiconductor Equipment	554,527,697	—	—	554,527,697
Software	992,763,688	—	—	992,763,688
Technology Hardware, Storage & Peripherals	170,154,365	—	—	170,154,365
Textiles, Apparel & Luxury Goods	131,641,473	79,306,849	—	210,948,322
Preferred Securities	—	—	30,881,819	30,881,819
Short-Term Securities
Money Market Funds	15,054,414	—	—	15,054,414

	$4,726,921,577	$165,412,878	$30,881,819	4,923,216,274

Investments valued at NAV(a)				28,285,119

				$4,951,501,393

(a)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

See notes to financial statements.

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Schedule of Investments (unaudited) November 30, 2021	BlackRock Health Sciences Opportunities Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Biotechnology — 19.9%
AbbVie, Inc.	1,051,581	$121,226,258
Acumen Pharmaceuticals, Inc.(a)(b)	772,313	6,101,273
Agios Pharmaceuticals, Inc.(a)(b)	402,443	14,335,020
Alnylam Pharmaceuticals, Inc.(a)(b)	622,346	114,387,195
Ambrx Biopharma, Inc. (Acquired 11/06/20, cost $9,700,166)(a)(c)	5,895,041	7,841,283
Amgen, Inc.	1,166,607	232,014,800
Apellis Pharmaceuticals, Inc.(a)(b)	286,228	12,044,474
Arcutis Biotherapeutics, Inc.(a)	799,932	13,254,873
Arena Pharmaceuticals, Inc.(a)	278,584	15,180,042
Argenx SE, ADR(a)	130,612	36,468,177
Biogen, Inc.(a)	662,979	156,290,669
BioMarin Pharmaceutical, Inc.(a)	293,086	25,290,391
BioNTech SE, ADR(a)	306,430	107,783,688
Blueprint Medicines Corp.(a)	208,668	20,073,862
Bridgebio Pharma, Inc.(a)	111,005	4,495,703
Cerevel Therapeutics Holdings, Inc.(a)(b)	312,854	9,757,916
Connect Biopharma Holdings Ltd., ADR(a)(b)	662,152	2,880,363
Decibel Therapeutics, Inc.(a)	424,528	2,929,243
Decibel Therapeutics, Inc.(a)(b)	473,273	3,265,584
Design Therapeutics, Inc.(a)(b)	257,492	4,310,416
Dicerna Pharmaceuticals, Inc.(a)	265,086	10,075,919
Enanta Pharmaceuticals, Inc.(a)	57,153	5,045,467
Everest Medicines Ltd.(a)(d)	576,500	2,603,261
Exact Sciences Corp.(a)	261,921	22,360,196
Forma Therapeutics Holdings, Inc.(a)(b)	222,122	3,218,548
Genmab A/S(a)	95,810	37,130,393
Genmab A/S, ADR(a)(b)	373,665	14,393,576
Gilead Sciences, Inc.	2,439,663	168,165,971
Global Blood Therapeutics, Inc.(a)	457,376	12,925,446
Horizon Therapeutics PLC(a)(b)	360,944	37,451,549
Ideaya Biosciences, Inc.(a)	187,839	4,132,458
Imago Biosciences, Inc. (Acquired 11/12/20, cost $4,599,991)(a)(c)	453,401	10,021,437
Imago Biosciences, Inc.(a)(b)	453,999	10,155,958
Immuneering Corp., Class A(a)(b)	264,380	5,982,919
Immunocore Holdings PLC, ADR(a)(b)	181,355	6,526,966
Incyte Corp.(a)	421,332	28,532,603
Kodiak Sciences, Inc.(a)(b)	91,055	8,362,491
Kronos Bio, Inc.(a)(b)	312,693	3,692,904
Krystal Biotech, Inc.(a)	67,932	5,471,923
Mersana Therapeutics, Inc.(a)	1,050,918	7,083,187
Mirati Therapeutics, Inc.(a)(b)	158,735	21,710,186
Moderna, Inc.(a)(b)	430,850	151,844,466
Monte Rosa Therapeutics, Inc.(a)(b)	533,603	10,346,562
Natera, Inc.(a)	540,705	49,452,879
Neurocrine Biosciences, Inc.(a)	345,389	28,753,634
Novavax, Inc.(a)(b)	170,560	35,583,933
Omega Therapeutics, Inc.(a)	370,072	6,694,602
Point Biopharma Global, Inc.(a)(b)	499,734	4,032,853
Prothena Corp. PLC(a)	391,632	19,640,345
PTC Therapeutics, Inc.(a)	87,333	3,245,294
Regeneron Pharmaceuticals, Inc.(a)	214,112	136,288,711
REVOLUTION Medicines, Inc.(a)(b)	191,455	5,295,645
Sarepta Therapeutics, Inc.(a)	160,519	12,971,540
Seagen, Inc.(a)	1,155,385	184,861,600
Sigilon Therapeutics, Inc.(a)	332,626	1,250,674
Talaris Therapeutics, Inc.(a)(b)	451,718	5,854,265
Taysha Gene Therapies, Inc.(a)	577,643	7,497,806
Tenaya Therapeutics, Inc.(a)	558,966	10,983,682
TScan Therapeutics, Inc.(a)(b)	551,194	4,299,313

Security	Shares	Value

Biotechnology (continued)
Twist Bioscience Corp.(a)(b)	68,280	$6,520,740
Vertex Pharmaceuticals, Inc.(a)	478,258	89,405,551

		2,109,798,683

Diversified Financial Services — 0.3%
Health Assurance Acquisition Corp., Class A(a)	1,747,926	17,164,633
Health Sciences Acquisitions Corp. 2(a)	262,308	2,588,980
Helix Acquisition Corp., Class A(a)	226,542	2,249,562
MedTech Acquisition Corp., Class A(a)(b)	831,621	8,291,262

		30,294,437

Health Care Equipment & Supplies — 22.9%
Abbott Laboratories	4,589,918	577,273,987
ABIOMED, Inc.(a)(b)	278,138	87,552,279
Alcon, Inc.(b)	961,362	75,370,781
Baxter International, Inc.	1,734,891	129,370,822
Boston Scientific Corp.(a)	4,441,788	169,098,869
Cooper Cos., Inc.	64,495	24,280,433
DENTSPLY SIRONA, Inc.	953,620	46,479,439
Dexcom, Inc.(a)	70,130	39,454,437
Edwards Lifesciences Corp.(a)	1,702,541	182,699,675
Insulet Corp.(a)	105,936	30,556,180
Intuitive Surgical, Inc.(a)	720,929	233,826,112
Masimo Corp.(a)	411,642	114,485,873
Medtronic PLC	1,617,742	172,613,071
Nevro Corp.(a)(b)	432,195	37,635,540
Novocure Ltd.(a)(b)	163,820	15,340,105
ResMed, Inc.	332,327	84,693,536
Stryker Corp.	770,160	182,242,961
Tandem Diabetes Care, Inc.(a)	163,435	21,004,666
Teleflex, Inc.	328,562	97,720,910
Zimmer Biomet Holdings, Inc.	873,203	104,435,079

		2,426,134,755

Health Care Providers & Services — 18.8%
Agiliti, Inc.(a)(b)	1,425,142	30,013,491
agilon health, Inc.(a)	772,691	16,999,202
Alignment Healthcare, Inc.(a)(b)	922,645	14,956,076
Amedisys, Inc.(a)	364,528	50,906,335
AmerisourceBergen Corp.	456,585	52,849,714
Anthem, Inc.	390,382	158,584,880
Cano Health, Inc. (Acquired 07/21/21, cost $29,000,000)(a)(c)	2,900,000	27,086,000
CareMax Corp. (Acquired 07/15/21, cost $5,000,000)(a)(c)	500,000	3,350,000
CareMax, Inc.(a)	426,569	2,858,012
Centene Corp.(a)(b)	1,055,719	75,388,894
Cigna Corp.	1,297,641	249,017,308
Encompass Health Corp.	743,266	42,826,987
Guardant Health, Inc.(a)(b)	175,419	18,440,045
Henry Schein, Inc.(a)(b)	748,788	53,208,875
Humana, Inc.	419,605	176,112,415
Innovage Holding Corp.(a)(b)	249,456	1,988,164
LHC Group, Inc.(a)(b)	368,131	42,231,988
McKesson Corp.	114,383	24,793,659
Oak Street Health, Inc.(a)(b)	921,279	28,513,585
Privia Health Group, Inc.(a)(b)	242,894	5,610,851
Quest Diagnostics, Inc.	622,705	92,583,779
UnitedHealth Group, Inc.	1,862,949	827,559,205

		1,995,879,465

Health Care Technology — 0.4%
Teladoc Health, Inc.(a)	408,665	41,377,331

S C H E D U L E S O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) November 30, 2021	BlackRock Health Sciences Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Shares	Value

Life Sciences Tools & Services — 13.9%
Agilent Technologies, Inc.		252,798	$38,147,218
Avantor, Inc.(a)		2,619,447	103,415,768
Danaher Corp.		798,665	256,882,611
ICON PLC(a)(b)		268,965	72,746,963
Illumina, Inc.(a)		206,314	75,372,694
IQVIA Holdings, Inc.(a)		572,317	148,304,504
IsoPlexis Corp.(a)		554,988	6,709,805
Nautilus Biotechnology, Inc.(a)		308,716	1,497,273
QIAGEN NV(a)		602,770	33,230,710
Rapid Micro Biosystems, Inc., Class A(a)(b)		377,456	4,650,258
Thermo Fisher Scientific, Inc.		1,078,097	682,252,124
West Pharmaceutical Services, Inc.		47,570	21,057,336
Wuxi Biologics Cayman, Inc.(a)(d)		2,097,000	28,288,093

			1,472,555,357

Pharmaceuticals — 22.4%
AstraZeneca PLC		919,850	100,847,615
Bristol-Myers Squibb Co.		889,150	47,685,115
Daiichi Sankyo Co. Ltd.		2,246,300	55,834,302
Eli Lilly & Co.		1,401,035	347,512,721
Hansoh Pharmaceutical Group Co. Ltd.(d)		16,248,176	33,305,200
Hua Medicine(a)(b)(d)		12,850,870	6,756,178
Johnson & Johnson		2,532,085	394,828,014
Merck & Co., Inc.		3,198,663	239,611,845
Nektar Therapeutics(a)		411,217	4,630,303
Pfizer, Inc.		12,944,312	695,497,884
Roche Holding AG		210,643	82,237,207
Sanofi		1,044,116	99,256,074
Sanofi, ADR		1,008,695	47,983,621
Zoetis, Inc.		994,263	220,766,157

			2,376,752,236

Total Common Stocks — 98.6% (Cost: $6,772,071,381)			10,452,792,264

		Par (000)

Other Interests(a)(e)
Afferent Pharmaceuticals, Inc., Series C, 0.00%	USD	3,421	4,925,722

Total Other Interests — 0.0% (Cost: $0)			4,925,722

		Shares

Preferred Securities

Preferred Stocks — 0.8%

Biotechnology — 0.3%
Affinivax, Inc., Series C (Acquired 01/06/21, cost $3,879,936)(a)(c)(e)		122,824	4,266,906
Cellarity, Inc., Series B (Acquired 01/15/21, cost $5,149,998)(a)(c)(e)		858,333	4,636,031
Goldfinch Bio, Inc., Series B (Acquired 06/26/20, cost $2,768,121)(a)(c)(e)		2,345,865	3,026,166
Laronde, Inc., Series B (Acquired 07/28/21, cost $10,822,560)(a)(c)(e)		386,520	10,822,560
Neurogene, Inc., Series B (Acquired 12/14/20 - 09/22/21, cost $5,099,600)(a)(c)(e)		2,090,000	5,789,300

			28,540,963

Health Care Equipment & Supplies — 0.2%
Exo Imaging, Inc., Series C (Acquired 06/24/21, cost $11,178,997)(a)(c)(e)		1,908,330	11,169,770

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Quanta Dialysis Technologies Ltd., Series D (Acquired 06/18/21, cost $9,727,321)(a)(c)(e)	80,024,425	$9,363,259
Swift Health Systems, Inc., Series D (Acquired 08/27/21, cost $5,271,070)(a)(c)(e)	1,700,345	5,254,066

		25,787,095

Pharmaceuticals — 0.1%
Insitro, Series C (Acquired 03/10/21, cost $10,839,964)(a)(c)(e)	592,636	10,839,964

Software — 0.2%
Carbon Health Technologies, Inc. (Acquired 07/09/21, cost $16,855,000)(a)(c)(e)	16,855	16,953,711

Total Preferred Securities — 0.8% (Cost: $81,592,567)		82,121,733

Warrants(a)

Biotechnology — 0.0%
Nuvation Bio, Inc. (Issued/Exercisable 08/17/20, 1 Share for 1 Warrant, Expires 07/07/27, Strike Price USD 11.50)	77,354	162,443

Diversified Financial Services — 0.0%
Health Assurance Acquisition Corp., Class A (Issued/Exercisable 01/04/22, 1 Share for 1 Warrant, Expires 11/12/25, Strike Price USD 11.50)	441,399	445,813
MedTech Acquisition Corp., Class A (Issued/Exercisable 12/18/20, 1 Share for 1 Warrant, Expires 12/18/25, Strike Price USD 11.50)	277,207	360,369

		806,182

Health Care Providers & Services — 0.0%
CareMax, Inc. (Issued/Exercisable 09/15/20, 1 Share for 1 Warrant, Expires 07/16/25, Strike Price USD 11.50)	88,432	123,805

Total Warrants — 0.0% (Cost: $2,517,331)		1,092,430

Total Long-Term Investments — 99.4% (Cost: $6,856,181,279)		10,540,932,149

Short-Term Securities(f)(g)

Money Market Funds — 1.5%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.00%	2,327,659	2,327,659
SL Liquidity Series, LLC, Money Market Series, 0.14%(h)	150,324,320	150,354,385

Total Short-Term Securities — 1.5% (Cost: $152,682,044)		152,682,044

Total Investments — 100.9% (Cost: $7,008,863,323)		10,693,614,193
Liabilities in Excess of Other Assets — (0.9)%		(91,678,706)

Net Assets — 100.0%		$10,601,935,487

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $130,420,453, representing 1.2% of its net assets as of period end, and an original cost of $129,892,724.

20	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) November 30, 2021	BlackRock Health Sciences Opportunities Portfolio

(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended November 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 05/31/21	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/21	Shares Held at 11/30/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds, T-Fund, Institutional Class	$127,705,238	$—		$(125,377,579	)(a)	$—	$—	$2,327,659	2,327,659	$3,570		$—
SL Liquidity Series, LLC, Money Market Series	—	150,369,691	(a)	—		(15,306)	—	150,354,385	150,324,320	431,921	(b)	—

						$(15,306)	$—	$152,682,044		$435,491		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Categorized by Risk Exposure

For the period ended November 30, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Options written	$—	$—	$900,259	$—	$—	$—	$900,259

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Options
Average value of option contracts written	$—	(a)

(a)	Derivative not held at any quarter-end. The risk exposure table serves as an indicator of activity during the period.

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E S O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) November 30, 2021	BlackRock Health Sciences Opportunities Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks
Biotechnology	$2,049,273,066	$60,525,617	$—	$2,109,798,683
Diversified Financial Services	30,294,437	—	—	30,294,437
Health Care Equipment & Supplies	2,426,134,755	—	—	2,426,134,755
Health Care Providers & Services	1,965,443,465	30,436,000	—	1,995,879,465
Health Care Technology	41,377,331	—	—	41,377,331
Life Sciences Tools & Services	1,444,267,264	28,288,093	—	1,472,555,357
Pharmaceuticals	1,998,515,660	378,236,576	—	2,376,752,236
Other Interests	—	—	4,925,722	4,925,722
Preferred Securities	—	—	82,121,733	82,121,733
Warrants	1,092,430	—	—	1,092,430
Short-Term Securities
Money Market Funds	2,327,659	—	—	2,327,659

	$9,958,726,067	$497,486,286	$87,047,455	10,543,259,808

Investments valued at NAV(a)				150,354,385

				$10,693,614,193

(a)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

See notes to financial statements.

22	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) November 30, 2021	BlackRock Infrastructure Sustainable Opportunities Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Diversified Telecommunication Services — 7.3%
Cellnex Telecom SA(a)	8,669	$511,262
IHS Holding Ltd.(b)	7,166	96,670
Infrastrutture Wireless Italiane SpA(a)	10,783	123,665

		731,597

Electric Utilities — 25.3%
Avangrid, Inc.	4,075	206,276
EDP - Energias de Portugal SA	37,415	205,032
Enel SpA	56,071	424,870
Eversource Energy	6,186	508,922
Exelon Corp.	1,900	100,187
NextEra Energy, Inc.	5,792	502,630
Orsted AS(a)	1,503	193,253
Terna - Rete Elettrica Nazionale	13,248	98,517
Xcel Energy, Inc.	4,742	302,208

		2,541,895

Equity Real Estate Investment Trusts (REITs) — 17.0%
Aedifica SA	772	103,395
Alexandria Real Estate Equities, Inc.	1,496	299,305
American Tower Corp.	743	195,023
Canadian Solar Infrastructure Fund, Inc.	186	203,714
Equinix, Inc.	262	212,796
SBA Communications Corp.	1,470	505,386
Welltower, Inc.	2,386	189,973

		1,709,592

IT Services — 1.9%
GDS Holdings Ltd., Class A(b)	27,300	192,766

Media — 2.5%
Eutelsat Communications SA	19,946	252,658

Multi-Utilities — 10.5%
Consolidated Edison, Inc.	1,362	105,746
National Grid PLC	24,788	328,914
Public Service Enterprise Group, Inc.	6,613	413,246
REN - Redes Energeticas Nacionais SGPS SA	63,482	177,500
Vector Ltd.	9,840	25,840

		1,051,246

Security	Shares	Value

Road & Rail — 3.0%
West Japan Railway Co.	7,000	$301,649

Transportation Infrastructure — 21.1%
Aena SME SA(a)(b)	2,076	304,893
Atlas Arteria Ltd.	22,205	101,818
Flughafen Zurich AG, Registered Shares(b)	924	153,733
Fraport AG Frankfurt Airport Services Worldwide(b)	2,910	181,046
Getlink SE	34,955	516,462
Hamburger Hafen und Logistik AG	19,533	431,307
Transurban Group	44,853	432,968

		2,122,227

Water Utilities — 6.3%
American Water Works Co., Inc.	1,160	195,541
Severn Trent PLC	11,354	435,030

		630,571

Total Long-Term Investments — 94.9% (Cost: $9,640,408)		9,534,201

Short-Term Securities(c)(d)

Money Market Funds — 2.0%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.00%	194,914	194,914

Total Short-Term Securities — 2.0% (Cost: $194,914)		194,914

Total Investments — 96.9% (Cost: $9,835,322)		9,729,115

Other Assets Less Liabilities — 3.1%		315,521

Net Assets — 100.0%		$10,044,636

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 09/30/21	(a)	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/21	Shares Held at 11/30/21	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds, T-Fund, Institutional Class	$ —		$194,914	(b)	$—	$—	$—	$194,914	194,914	$6	$—

(a)	Commencement of operations.
(b)	Represents net amount purchased (sold).

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

S C H E D U L E S O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) November 30, 2021	BlackRock Infrastructure Sustainable Opportunities Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks
Diversified Telecommunication Services	$96,670	$634,927	$—	$731,597
Electric Utilities	1,620,223	921,672	—	2,541,895
Equity Real Estate Investment Trusts (REITs)	1,606,197	103,395	—	1,709,592
IT Services	—	192,766	—	192,766
Media	—	252,658	—	252,658
Multi-Utilities	518,992	532,254	—	1,051,246
Road & Rail	—	301,649	—	301,649
Transportation Infrastructure	431,307	1,690,920	—	2,122,227
Water Utilities	195,541	435,030	—	630,571
Short-Term Securities
Money Market Funds	194,914	—	—	194,914

	$4,663,844	$5,065,271	$—	$9,729,115

See notes to financial statements.

24	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) November 30, 2021	BlackRock Mid-Cap Growth Equity Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.8%
HEICO Corp.(a)	2,462,482	$341,103,007

Automobiles — 1.0%
Ferrari NV	761,404	198,315,286

Banks — 1.6%
SVB Financial Group(b)	452,706	313,421,945

Building Products — 0.9%
AZEK Co., Inc.(a)(b)	4,325,638	169,651,522

Capital Markets — 9.4%
Carlyle Group, Inc.	5,051,649	276,274,684
KKR & Co., Inc.	6,117,729	455,464,924
MarketAxess Holdings, Inc.	408,638	144,122,536
MSCI, Inc.	1,005,344	632,813,781
Tradeweb Markets, Inc., Class A	3,207,930	307,961,280

		1,816,637,205

Commercial Services & Supplies — 3.5%
Copart, Inc.(b)	3,542,730	514,262,687
Waste Connections, Inc.(a)	1,158,631	154,167,441

		668,430,128

Distributors — 2.5%
Pool Corp.	862,810	478,100,277

Diversified Consumer Services — 0.5%
Bright Horizons Family Solutions, Inc.(b)	755,396	92,875,938

Electrical Equipment — 0.5%
Shoals Technologies Group, Inc., Class A(b)	3,495,849	98,233,357

Electronic Equipment, Instruments & Components — 3.6%
Teledyne Technologies, Inc.(b)	765,465	317,889,960
Zebra Technologies Corp., Class A(a)(b)	622,249	366,367,766

		684,257,726

Entertainment — 1.7%
Liberty Media Corp. - Liberty Formula One, Class C(a)(b)	5,242,199	319,354,763

Equity Real Estate Investment Trusts (REITs) — 0.5%
SBA Communications Corp.	280,939	96,586,828

Health Care Equipment & Supplies — 6.2%
IDEXX Laboratories, Inc.(b)	735,281	447,102,318
Masimo Corp.(a)(b)	1,548,048	430,543,110
STERIS PLC	420,125	91,809,916
Teleflex, Inc.	733,939	218,288,137

		1,187,743,481

Health Care Technology — 2.6%
Veeva Systems, Inc., Class A(b)	1,757,492	496,632,089

Hotels, Restaurants & Leisure — 5.8%
Churchill Downs, Inc.	371,302	83,253,335
Domino’s Pizza, Inc.	247,286	129,612,484
Evolution AB(c)	2,789,114	292,850,472
Penn National Gaming, Inc.(a)(b)	3,956,195	202,675,869
Planet Fitness, Inc., Class A(b)	1,494,896	122,118,054
Vail Resorts, Inc.	838,687	278,200,865

		1,108,711,079

Interactive Media & Services — 1.5%
Match Group, Inc.(b)	2,185,635	284,110,694

Internet & Direct Marketing Retail — 0.9%
Fiverr International Ltd.(a)(b)	1,225,189	173,511,266

Security	Shares	Value

IT Services — 7.6%
Afterpay Ltd.(b)	2,755,395	$211,010,135
Globant SA(a)(b)	1,036,590	274,706,716
MongoDB, Inc.(a)(b)	1,169,235	582,395,953
Okta, Inc.(a)(b)	1,762,181	379,274,217
Toast, Inc., Class A(a)(b)	216,560	8,660,234

		1,456,047,255

Life Sciences Tools & Services — 8.6%
10X Genomics, Inc., Class A(a)(b)	2,317,806	354,183,935
Bio-Techne Corp.(a)	898,902	424,308,711
Charles River Laboratories International, Inc.(a)(b)	1,077,542	394,240,292
West Pharmaceutical Services, Inc.(a)	1,101,434	487,560,775

		1,660,293,713

Machinery — 1.4%
Dover Corp.	780,368	127,863,297
IDEX Corp.	638,346	143,366,128

		271,229,425

Media — 2.0%
Cable One, Inc.	216,499	383,649,218

Pharmaceuticals — 1.7%
Catalent, Inc.(a)(b)	2,554,340	328,641,384

Professional Services — 2.3%
Booz Allen Hamilton Holding Corp.	635,770	53,366,534
CoStar Group, Inc.(b)	530,270	41,233,795
TransUnion	3,154,357	350,732,955

		445,333,284

Road & Rail — 2.5%
Old Dominion Freight Line, Inc.	1,351,402	479,977,448

Semiconductors & Semiconductor Equipment — 7.7%
Entegris, Inc.	3,609,478	527,272,546
Monolithic Power Systems, Inc.(a)	901,725	499,068,719
ON Semiconductor Corp.(a)(b)	7,503,762	460,956,100

		1,487,297,365

Software — 18.6%
Bill.com Holdings, Inc.(b)	889,415	249,792,203
Cadence Design Systems, Inc.(b)	2,901,649	514,926,631
Coupa Software, Inc.(b)	1,642,949	323,102,350
Fair Isaac Corp.(b)	647,084	228,504,773
HubSpot, Inc.(a)(b)	619,949	500,243,048
Lightspeed Commerce, Inc.(a)(b)	4,030,881	203,519,182
Nice Ltd., ADR(a)(b)	1,482,673	432,910,862
Paycom Software, Inc.(a)(b)	1,162,594	508,611,623
Synopsys, Inc.(b)	1,245,493	424,713,113
Tyler Technologies, Inc.(b)	359,817	186,737,827

		3,573,061,612

Specialty Retail — 2.0%
Tractor Supply Co.	1,269,461	286,047,647
Vroom, Inc.(a)(b)(d)	7,432,720	102,794,517

		388,842,164

Total Long-Term Investments — 98.9% (Cost: $13,026,501,173)		19,002,049,459

S C H E D U L E S O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) November 30, 2021	BlackRock Mid-Cap Growth Equity Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Securities(d)(e)

Money Market Funds — 5.2%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.00%	433,769,621	$433,769,621
SL Liquidity Series, LLC, Money Market Series, 0.14%(f)	574,321,190	574,436,055

Total Short-Term Securities — 5.2% (Cost: $1,008,227,721)		1,008,205,676

Total Investments — 104.1% (Cost: $14,034,728,894)		20,010,255,135

Liabilities in Excess of Other Assets — (4.1)%		(792,895,971)

Net Assets — 100.0%		$19,217,359,164

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended November 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 05/31/21	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/21	Shares Held at 11/30/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$13,856,055	$419,913,566	(a)	$ —	$—	$—	$433,769,621	433,769,621	$2,384		$—
SL Liquidity Series, LLC, Money Market Series	—	574,503,944	(a)	—	(45,844)	(22,045)	574,436,055	574,321,190	1,057,979	(b)	—
Vroom, Inc.(c)	N/A	34,612,520		—	—	(191,877,793)	102,794,517	7,432,720	—		—

					$(45,844)	$(191,899,838)	$1,111,000,193		$1,060,363		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of the beginning of the period, the entity was not considered an affiliate.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

26	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) November 30, 2021	BlackRock Mid-Cap Growth Equity Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$341,103,007	$—	$—	$341,103,007
Automobiles	198,315,286	—	—	198,315,286
Banks	313,421,945	—	—	313,421,945
Building Products	169,651,522	—	—	169,651,522
Capital Markets	1,816,637,205	—	—	1,816,637,205
Commercial Services & Supplies	668,430,128	—	—	668,430,128
Distributors	478,100,277	—	—	478,100,277
Diversified Consumer Services	92,875,938	—	—	92,875,938
Electrical Equipment	98,233,357	—	—	98,233,357
Electronic Equipment, Instruments & Components	684,257,726	—	—	684,257,726
Entertainment	319,354,763	—	—	319,354,763
Equity Real Estate Investment Trusts (REITs)	96,586,828	—	—	96,586,828
Health Care Equipment & Supplies	1,187,743,481	—	—	1,187,743,481
Health Care Technology	496,632,089	—	—	496,632,089
Hotels, Restaurants & Leisure	815,860,607	292,850,472	—	1,108,711,079
Interactive Media & Services	284,110,694	—	—	284,110,694
Internet & Direct Marketing Retail	173,511,266	—	—	173,511,266
IT Services	1,245,037,120	211,010,135	—	1,456,047,255
Life Sciences Tools & Services	1,660,293,713	—	—	1,660,293,713
Machinery	271,229,425	—	—	271,229,425
Media	383,649,218	—	—	383,649,218
Pharmaceuticals	328,641,384	—	—	328,641,384
Professional Services	445,333,284	—	—	445,333,284
Road & Rail	479,977,448	—	—	479,977,448
Semiconductors & Semiconductor Equipment	1,487,297,365	—	—	1,487,297,365
Software	3,573,061,612	—	—	3,573,061,612
Specialty Retail	388,842,164	—	—	388,842,164
Short-Term Securities
Money Market Funds	433,769,621	—	—	433,769,621

	$18,931,958,473	$503,860,607	$—	19,435,819,080

Investments valued at NAV(a)				574,436,055

				$20,010,255,135

(a)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

See notes to financial statements.

S C H E D U L E S O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) November 30, 2021	BlackRock Technology Opportunities Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.2%
Rocket Lab USA, Inc. (Acquired 10/08/21, cost $12,000,000)(a)(b)	1,200,000	$19,032,000

Air Freight & Logistics — 0.1%
InPost SA(a)	421,298	4,699,384

Airlines — 0.3%
Joby Aviation, Inc.(a)(c)	1,532,778	12,154,930
Joby Aviation, Inc. (Acquired 09/02/21, cost $24,735,240)(a)(b)(d)	2,473,524	19,615,045

		31,769,975

Automobiles — 6.2%
BYD Co. Ltd., Class H	1,518,500	59,728,070
Lucid Group, Inc. (Acquired 08/24/21, cost $39,538,710)(a)(b)	2,635,914	139,650,724
Rivian Automotive, Inc., Class A(a)	407,895	48,849,505
Tesla, Inc.(a)	278,639	318,974,782

		567,203,081

Banks — 0.5%
KakaoBank Corp.(a)(c)	268,569	14,831,321
Klarna Holdings AB (Acquired 09/15/20, cost $11,017,172)(a)(b)(e)	25,600	32,350,677

		47,181,998

Capital Markets — 0.5%
Coinbase Global, Inc., Class A(a)	61,947	19,513,305
Robinhood Markets, Inc., Class A(a)(c)	839,010	21,763,919

		41,277,224

Chemicals — 0.2%
LG Chem Ltd.	30,145	17,658,704

Consumer Finance — 0.5%
SoFi Technologies, Inc.(a)	2,466,292	42,420,222

Diversified Consumer Services — 0.1%
Think & Learn Private Ltd. (Acquired 09/30/20, cost $3,427,642)(a)(b)(e)	2,241	7,281,263

Electrical Equipment — 0.3%
Shoals Technologies Group, Inc., Class A(a)(c)	1,093,920	30,739,152

Entertainment — 3.0%
Activision Blizzard, Inc.	913,699	53,542,761
Krafton, Inc.(a)(c)	154,786	65,396,772
Roku, Inc.(a)	233,613	53,172,655
Sea Ltd., ADR(a)	195,896	56,431,761
Warner Music Group Corp., Class A	1,176,899	50,995,034

		279,538,983

Hotels, Restaurants & Leisure — 0.4%
Airbnb, Inc., Class A(a)	229,306	39,564,457

Interactive Media & Services — 10.1%
Alphabet, Inc., Class A(a)	89,719	254,618,036
Kakao Corp	1,745,403	178,572,068
Meta Platforms, Inc., Class A(a)	434,596	141,009,018
Pinterest, Inc., Class A(a)	1,168,267	46,800,776
Snap, Inc., Class A(a)(c)	1,742,472	82,959,092
Yandex NV, Class A(a)	941,852	67,756,833
Z Holdings Corp.	11,212,900	74,211,550
ZoomInfo Technologies, Inc., Class A(a)	1,297,831	80,076,173

		926,003,546

Internet & Direct Marketing Retail — 4.8%
Amazon.com, Inc.(a)(c)	54,253	190,269,069

Security	Shares	Value

Internet & Direct Marketing Retail (continued)
Coupang, Inc. (Acquired 03/10/21, cost $39,999,995)(a)(b)	1,142,857	$30,285,711
Delivery Hero SE(a)(f)	552,135	73,274,303
Ensogo Ltd.(a)(e)	25,339	—
Farfetch Ltd., Class A(a)(c)	1,669,915	57,461,775
Jasper Infotech Private Ltd. (Acquired 05/07/14 - 10/29/14, cost $1,414,399)(a)(b)(e)	1,900	316,711
MercadoLibre, Inc.(a)	67,995	80,805,938
THG PLC(a)(c)	5,030,779	11,829,130

		444,242,637

IT Services — 14.1%
Accenture PLC, Class A	339,186	121,225,076
Adyen NV(a)(f)	28,045	77,680,029
EPAM Systems, Inc.(a)	93,004	56,597,584
Globant SA(a)	307,578	81,511,246
GMO Payment Gateway, Inc.	511,700	68,183,916
Mastercard, Inc., Class A	358,386	112,862,919
MongoDB, Inc.(a)	193,587	96,425,685
Okta, Inc.(a)	307,590	66,202,596
PayPal Holdings, Inc.(a)	648,364	119,876,020
Shopify, Inc., Class A(a)	52,993	80,644,218
Snowflake, Inc., Class A(a)	60,103	20,444,036
Square, Inc., Class A(a)(c)	677,137	141,067,951
Toast, Inc., Class A(a)(c)	326,579	13,059,894
Twilio, Inc., Class A(a)(c)	386,162	110,500,256
Visa, Inc., Class A	564,840	109,449,047
Wise PLC, Class A(a)	2,215,928	23,942,025

		1,299,672,498

Machinery — 0.4%
Microvast Holdings, Inc. (Acquired 07/23/21, cost $45,000,000)(a)(b)	4,500,000	35,246,507

Multiline Retail — 0.2%
Magazine Luiza SA	16,291,847	22,517,081

Professional Services — 0.7%
Recruit Holdings Co. Ltd.	1,033,200	62,735,591

Road & Rail — 0.3%
DiDi Global, Inc. (Acquired 07/28/15, cost $1,080,592)(a)(b)	157,600	1,193,032
TuSimple Holdings, Inc., Class A(a)(c)	746,326	29,845,577

		31,038,609

Semiconductors & Semiconductor Equipment — 22.9%
Advanced Micro Devices, Inc.(a)(c)	1,405,462	222,583,017
Alphawave IP Group PLC(a)(c)	9,867,850	26,011,267
Analog Devices, Inc.	293,178	52,845,335
ASML Holding NV	277,252	217,609,592
GLOBALFOUNDRIES, Inc.(a)	860,435	59,576,519
Lam Research Corp.	292,674	198,974,419
Marvell Technology, Inc.	3,567,526	253,900,825
Monolithic Power Systems, Inc.	276,976	153,295,137
NVIDIA Corp.	529,338	172,966,485
NXP Semiconductors NV	609,429	136,122,061
QUALCOMM, Inc.	502,352	90,704,677
SOITEC(a)	428,705	112,876,197
STMicroelectronics NV	2,728,903	132,902,415
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1,260,284	147,642,271
Wolfspeed, Inc.(a)	1,082,931	132,788,999

		2,110,799,216

28	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) November 30, 2021	BlackRock Technology Opportunities Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Software — 23.6%
Adobe, Inc.(a)	159,036	$106,530,265
Altium Ltd.	1,669,711	49,667,109
AppLovin Corp., Class A(a)	1,061,675	96,729,209
Atlassian Corp. PLC, Class A(a)	331,479	124,742,177
Autodesk, Inc.(a)	324,212	82,411,448
Avalara, Inc.(a)	351,227	49,059,387
Avidxchange, Inc. (Acquired 07/29/20, cost $3,798,430)(a)(b)	310,000	6,379,800
C3.ai, Inc., Class A(a)(c)	313,447	11,585,001
Cadence Design Systems, Inc.(a)	620,310	110,080,213
Crowdstrike Holdings, Inc., Class A(a)(c)	353,852	76,835,423
Databricks, Inc. (Acquired 07/24/20 - 09/02/20, cost $5,122,891)(a)(b)(e)	106,661	24,626,398
DocuSign, Inc.(a)	303,225	74,702,511
Elastic NV(a)	434,779	67,590,743
Fair Isaac Corp.(a)	175,500	61,974,315
Gitlab, Inc., Class A(a)	71,228	6,876,351
Gitlab, Inc., Series E (Acquired 09/10/19, cost $5,163,324)(a)(b)	277,160	25,767,565
Informatica, Inc., Class A(a)	1,150,945	37,048,920
Intuit, Inc.	252,771	164,882,523
Microsoft Corp.	1,273,779	421,098,600
Paycom Software, Inc.(a)	161,982	70,863,885
salesforce.com, Inc.(a)	327,735	93,391,366
ServiceNow, Inc.(a)	183,515	118,862,666
Unqork, Inc. (Acquired 03/05/21, cost $4,093,769)(a)(b)(e)	149,520	4,487,890
Workday, Inc., Class A(a)	242,735	66,565,219
Xero Ltd.(a)	636,016	64,598,557
Zoom Video Communications, Inc., Class A(a)	98,821	20,891,748
Zscaler, Inc.(a)(c)	376,120	130,502,356

		2,168,751,645

Specialty Retail — 0.7%
Carvana Co.(a)	237,361	66,560,772

Technology Hardware, Storage & Peripherals — 4.8%
Apple Inc.	2,659,778	439,661,303

Total Common Stocks — 94.9% (Cost: $5,113,458,350)		8,735,595,848

Preferred Securities

Preferred Stocks — 1.5%

Diversified Consumer Services — 0.1%
Think & Learn Private Ltd., Series F (Acquired 09/30/20, cost $6,867,746)(a)(b)(e)	2,371	7,703,648

Food Products — 0.1%
Farmer’s Business Network, Inc., Series F (Acquired 07/31/20, cost $6,419,592)(a)(b)(e)	194,200	12,071,045

Interactive Media & Services — 0.4%
Bytedance Ltd., Series E-1 (Acquired 11/11/20, cost $22,999,949)(a)(b)(e)	209,903	35,284,694

Road & Rail — 0.0%
FlixMobility GmbH, Series F (Acquired 07/26/19, cost $2,492,260)(a)(b)(e)	125	2,852,583

Security	Shares	Value

Semiconductors & Semiconductor Equipment — 0.4%
PsiQuantum Corp., Series C (Acquired 09/09/19, cost $2,698,453)(a)(b)(e)	581,814	$11,898,096
SambaNova Systems, Inc., Series C (Acquired 02/20/20, cost $9,804,574)(a)(b)(e)	184,153	20,883,761

		32,781,857

Software — 0.5%
Databricks, Inc.
Series F (Acquired 10/22/19, cost $3,700,005)(a)(b)(e)	86,150	19,890,721
Series G (Acquired 02/01/21, cost $12,500,003)(a)(b)(e)	70,475	16,271,602
Unqork, Inc.
Series A (Acquired 03/05/21, cost $194,941)(a)(b)(e)	7,120	213,709
Series B (Acquired 03/05/21, cost $314,316)(a)(b)(e)	11,480	344,576
Series C (Acquired 09/18/20, cost $8,323,340)(a)(b)(e)	304,000	9,124,657
Series Seed (Acquired 03/05/21, cost $489,544)(a)(b)(e)	17,880	536,674
Series Seed A (Acquired 03/05/21, cost $180,704)(a)(b)(e)	6,600	198,132

		46,580,071

Total Preferred Securities — 1.5% (Cost: $76,985,427)		137,273,898

Total Long-Term Investments — 96.4% (Cost: $5,190,443,777)		8,872,869,746

Short-Term Securities(d)(g)

Money Market Funds — 8.6%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.00%	331,181,880	331,181,880
SL Liquidity Series, LLC, Money Market Series, 0.14%(h)	463,208,008	463,300,649

Total Short-Term Securities — 8.6% (Cost: $794,482,529)		794,482,529

Total Investments — 105.0% (Cost: $5,984,926,306)		9,667,352,275
Liabilities in Excess of Other Assets — (5.0)%		(456,377,834)

Net Assets — 100.0%		$9,210,974,441

(a)	Non-income producing security.
(b)

Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $483,507,221, representing 5.2% of its net assets as of period end, and an original cost of $273,377,591.

(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

S C H E D U L E S O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) (continued) November 30, 2021	BlackRock Technology Opportunities Fund

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended November 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 05/31/21	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/21	Shares Held at 11/30/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$143,742,056	$187,439,824	(a)	$ —	$—	$—	$331,181,880	331,181,880	$6,452		$—
Joby Aviation, Inc.(b)	N/A	24,735,240		—	—	(5,120,195)	19,615,045	2,473,524	—		—
SL Liquidity Series, LLC, Money Market Series	—	463,341,599	(a)	—	(40,950)	—	463,300,649	463,208,008	9,913,784	(c)	—

					$(40,950)	$(5,120,195)	$814,097,574		$9,920,236		$—

(a)	Represents net amount purchased (sold).
(b)	As of the beginning of the period, the entity was not considered an affiliate.
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$—	$19,032,000	$—	$19,032,000
Air Freight & Logistics	—	4,699,384	—	4,699,384
Airlines	12,154,930	19,615,045	—	31,769,975
Automobiles	367,824,287	199,378,794	—	567,203,081
Banks	14,831,321	—	32,350,677	47,181,998
Capital Markets	41,277,224	—	—	41,277,224
Chemicals	—	17,658,704	—	17,658,704
Consumer Finance	42,420,222	—	—	42,420,222
Diversified Consumer Services	—	—	7,281,263	7,281,263
Electrical Equipment	30,739,152	—	—	30,739,152
Entertainment	214,142,211	65,396,772	—	279,538,983
Hotels, Restaurants & Leisure	39,564,457	—	—	39,564,457
Interactive Media & Services	673,219,928	252,783,618	—	926,003,546
Internet & Direct Marketing Retail	340,365,912	103,560,014	316,711	444,242,637
IT Services	1,153,808,553	145,863,945	—	1,299,672,498
Machinery	—	35,246,507	—	35,246,507
Multiline Retail	22,517,081	—	—	22,517,081
Professional Services	—	62,735,591	—	62,735,591
Road & Rail	29,845,577	1,193,032	—	31,038,609
Semiconductors & Semiconductor Equipment	1,647,411,012	463,388,204	—	2,110,799,216
Software	1,993,224,326	146,413,031	29,114,288	2,168,751,645
Specialty Retail	66,560,772	—	—	66,560,772
Technology Hardware, Storage & Peripherals	439,661,303	—	—	439,661,303
Preferred Securities	—	—	137,273,898	137,273,898

30	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) November 30, 2021	BlackRock Technology Opportunities Fund

	Level 1	Level 2	Level 3	Total

Short-Term Securities
Money Market Funds	$331,181,880	$—	$—	$331,181,880
Unfunded SPAC PIPE Commitments	—	—	857,130	857,130

	$7,460,750,148	$1,536,964,641	$207,193,967	9,204,908,756

Investments valued at NAV(a)				463,300,649

				$9,668,209,405

(a)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Preferred Securities	Unfunded SPAC PIPE Commitments	Total

Assets
Opening Balance, as of May 31, 2021	$69,278,847	$137,441,909	$—	$206,720,756
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	(8,189,372)	(25,300,671)	—	(33,490,043)
Accrued discounts/premiums	—	—	—	—
Net realized gain (loss)	—	—	—	—
Net change in unrealized appreciation (depreciation)(a),(b)	7,973,464	25,132,660	857,130	33,963,254
Purchases	—	—	—	—
Sales	—	—	—	—

Closing Balance, as of November 30, 2021	$69,062,939	$137,273,898	$857,130	$207,193,967

Net change in unrealized appreciation (depreciation) on investments still held at November 30, 2021(b)	$7,973,464	$25,132,660	$857,130	$33,963,254

(a)	Included in the related net change in unrealized appreciation (depreciation) in the Statements of Operations.
(b)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at November 30, 2021, is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) to determine the value of certain of the Fund’s Level 3 investments as of period end. The table does not include Level 3 financial instruments with values based upon unadjusted third-party pricing information in the amount of $857,130.

	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized(a)	Weighted Average of Unobservable Inputs Based on Fair Value

Assets
Common Stocks(b)	$69,062,939	Market	Revenue Multiple	7.75x-36.50x	27.73x
			Revenue Multiple	3.15x-36.50x	20.73x
			Volatility	50%	—
Preferred Securities(c,d)	137,273,898	Market	Time to Exit	4.0	—

	$206,336,837

(a)	A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.
(b)

For the period ended November 30, 2021, the valuation technique for investments classified as Common Stocks amounting to $44,119,830 changed to Current Value Method. The investments were previously valued utilizing Transaction Price approach. The change was due to consideration of the information that was available at the time the investments were valued.

(c)

For the period ended November 30, 2021, the valuation technique for investments classified as Preferred Stocks amounting to $39,005,157 changed to Current Value Method. The investments were previously valued utilizing Transaction Price approach. The change was due to consideration of the information that was available at the time the investments were valued.

(d)

For the period ended November 30, 2021, the valuation technique for investments classified as Preferred Stocks amounting to $12,071,045 changed to Transaction Price approach. The investments were previously valued utilizing Current Value Method. The change was due to consideration of the information that was available at the time the investments were valued.

See notes to financial statements.

S C H E D U L E S O F I N V E S T M E N T S	31

Statements of Assets and Liabilities (unaudited)

November 30, 2021

	BlackRock Capital Appreciation Fund, Inc.	BlackRock Health Sciences Opportunities Portfolio		BlackRock Infrastructure Sustainable Opportunities Fund

ASSETS
Investments at value — unaffiliated(a)(b)	$4,908,161,860	$10,540,932,149		$9,534,201
Investments at value — affiliated(c)	43,339,533	152,682,044		194,914
Cash	8,046	64,251		—
Receivables:
Investments sold	17,583,910	131,626,378	(e)	369,921
Securities lending income — affiliated	2,777	50,286		—
Capital shares sold	3,084,442	16,135,526		223
Dividends — affiliated	69	216		—
Dividends — unaffiliated	2,936,777	14,337,283		9,339
From the Manager	—	—		15,541
Deferred offering costs	—	—		51,297
Prepaid expenses	112,637	136,056		1,486

Total assets	4,975,230,051	10,855,964,189		10,176,922

LIABILITIES
Foreign bank overdraft(d)	—	—		39,959
Collateral on securities loaned at value	28,287,843	150,369,690		—
Payables:
Investments purchased	10,687,037	69,250,645		75,608
Administration fees	—	493,022		—
Capital shares redeemed	11,844,375	23,738,873		—
Investment advisory fees	2,561,404	6,046,343		—
Directors’ and Officer’s fees	6,908	28,204		1,393
Other accrued expenses	786,779	2,424,552		7,863
Other affiliate fees	117,709	194,161		—
Professional fees	34,460	58,941		7,443
Service and distribution fees	641,799	1,424,271		20

Total liabilities	54,968,314	254,028,702		132,286

NET ASSETS	$4,920,261,737	$10,601,935,487		$10,044,636

NET ASSETS CONSIST OF
Paid-in capital	$1,996,581,662	$6,101,782,016		$10,003,493
Accumulated earnings	2,923,680,075	4,500,153,471		41,143

NET ASSETS	$4,920,261,737	$10,601,935,487		$10,044,636

(a) Investments, at cost — unaffiliated	$2,258,740,144	$6,856,181,279		$9,640,408
(b) Securities loaned, at value	$27,222,583	$145,460,774		$—
(c) Investments, at cost — affiliated	$43,339,533	$152,682,044		$194,914
(d) Foreign bank overdraft, at cost	$—	$—		$42,237
(e) $30,715,105 is expected to be collected at least one year after November 30, 2021.

32	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities (unaudited)  (continued)

November 30, 2021

	BlackRock Capital Appreciation Fund, Inc.	BlackRock Health Sciences Opportunities Portfolio	BlackRock Infrastructure Sustainable Opportunities Fund

NET ASSET VALUE
Institutional
Net assets	$1,231,618,445	$5,731,400,367	$103,823

Shares outstanding	27,427,145	72,685,694	10,340

Net asset value	$44.91	$78.85	$10.04

Shares authorized	300 million	Unlimited	Unlimited

Par value	$0.10	$0.001	$0.001

Service

Net assets	N/A	$41,456,109	N/A

Shares outstanding	N/A	554,535	N/A

Net asset value	N/A	$74.76	N/A

Shares authorized	N/A	Unlimited	N/A

Par value	N/A	$0.001	N/A

Investor A

Net assets	$2,655,168,002	$3,412,797,811	$100,362

Shares outstanding	66,268,195	45,851,456	10,000

Net asset value	$40.07	$74.43	$10.04

Shares authorized	300 million	Unlimited	Unlimited

Par value	$0.10	$0.001	$0.001

Investor C

Net assets	$73,099,502	$649,274,425	N/A

Shares outstanding	2,957,838	10,239,535	N/A

Net asset value	$24.71	$63.41	N/A

Shares authorized	300 million	Unlimited	N/A

Par value	$0.10	$0.001	N/A

Class K

Net assets	$921,427,706	$483,537,891	$9,840,451

Shares outstanding	20,320,197	6,122,384	980,002

Net asset value	$45.35	$78.98	$10.04

Shares authorized	300 million	Unlimited	Unlimited

Par value	$0.10	$0.001	$0.001

Class R

Net assets	$38,948,082	$283,468,884	N/A

Shares outstanding	1,292,863	3,913,229	N/A

Net asset value	$30.13	$72.44	N/A

Shares authorized	500 million	Unlimited	N/A

Par value	$0.10	$0.001	N/A

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	33

Statements of Assets and Liabilities (unaudited)  (continued)

November 30, 2021

	BlackRock Mid-Cap Growth Equity Portfolio	BlackRock Technology Opportunities Fund

ASSETS
Investments at value — unaffiliated(a)(b)	$18,899,254,942	$8,853,254,701
Investments at value — affiliated(c)	1,111,000,193	814,097,574
Cash pledged for collateral — exchange-traded options written	—	200
Foreign currency, at value(c)	1,719	4,765
Receivables:
Investments sold	—	14,759,879
Securities lending income — affiliated	66,827	1,944,236
Capital shares sold	50,553,623	20,478,021
Dividends — affiliated	803	1,075
Dividends — unaffiliated	3,588,614	1,670,928
From the Manager	7,240	4,403
Unfunded SPAC PIPE commitments	—	857,130
Prepaid expenses	270,696	225,088

Total assets	20,064,744,657	9,707,298,000

LIABILITIES
Collateral on securities loaned at value	574,503,944	463,341,599
Payables:
Investments purchased	237,729,573	6,807,801
Administration fees	778,442	328,148
Capital shares redeemed	20,428,427	17,420,646
Investment advisory fees	10,063,307	5,789,198
Directors’ and Officer’s fees	9,978	13,281
Other accrued expenses	2,756,009	1,508,496
Other affiliate fees	65,586	61,769
Professional fees	20,824	9,276
Service and distribution fees	1,029,403	1,043,345

Total liabilities	847,385,493	496,323,559

NET ASSETS	$19,217,359,164	$9,210,974,441

NET ASSETS CONSIST OF
Paid-in capital	$12,969,572,091	$5,243,202,463
Accumulated earnings	6,247,787,073	3,967,771,978

NET ASSETS	$19,217,359,164	$9,210,974,441

(a) Investments, at cost — unaffiliated	$12,731,828,863	$5,165,708,537
(b) Securities loaned, at value	$558,435,770	$454,243,391
(c) Investments, at cost — affiliated	$1,302,900,031	$819,217,769
(c) Foreign currency, at cost	$1,534	$4,977

34	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities (unaudited)  (continued)

November 30, 2021

	BlackRock Mid-Cap Growth Equity Portfolio	BlackRock Technology Opportunities Fund

NET ASSET VALUE

Institutional
Net assets	$10,683,017,675	$5,499,183,729

Shares outstanding	222,789,053	79,100,720

Net asset value	$47.95	$69.52

Shares authorized	Unlimited	Unlimited

Par value	$0.001	$0.001

Service

Net assets	$121,734,224	$86,912,501

Shares outstanding	2,832,123	1,334,433

Net asset value	$42.98	$65.13

Shares authorized	Unlimited	Unlimited

Par value	$0.001	$0.001

Investor A

Net assets	$2,863,913,387	$2,825,863,426

Shares outstanding	69,872,892	44,436,677

Net asset value	$40.99	$63.59

Shares authorized	Unlimited	Unlimited

Par value	$0.001	$0.001

Investor C

Net assets	$385,155,882	$473,827,270

Shares outstanding	12,436,374	9,161,096

Net asset value	$30.97	$51.72

Shares authorized	Unlimited	Unlimited

Par value	$0.001	$0.001

Class K

Net assets	$5,024,871,220	$270,659,949

Shares outstanding	104,430,237	3,888,870

Net asset value	$48.12	$69.60

Shares authorized	Unlimited	Unlimited

Par value	$0.001	$0.001

Class R

Net assets	$138,666,776	$54,527,566

Shares outstanding	3,461,813	852,925

Net asset value	$40.06	$63.93

Shares authorized	Unlimited	Unlimited

Par value	$0.001	$0.001

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	35

Statements of Operations (unaudited)

Six Months Ended November 30, 2021

	BlackRock Capital Appreciation Fund, Inc.	BlackRock Health Sciences Opportunities Portfolio	BlackRock Infrastructure Sustainable Opportunities Fund(a)

INVESTMENT INCOME

Dividends — unaffiliated	$9,568,907	$59,320,563	$28,977
Dividends — affiliated	493	3,570	6
Securities lending income — affiliated — net	28,132	431,921	—
Foreign taxes withheld	(116,256)	(14,992)	(5,102)

Total investment income	9,481,276	59,741,062	23,881

EXPENSES
Investment advisory	15,141,066	37,190,786	13,678
Service and distribution — class specific	3,863,626	8,833,583	43
Transfer agent — class specific	1,714,593	5,668,301	183
Accounting services	147,334	310,419	6,189
Registration	86,629	222,325	—
Professional	57,139	78,427	8,312
Custodian	37,320	147,502	201
Directors and Officer	8,999	52,258	1,393
Administration	—	1,912,586	727
Administration — class specific	—	1,119,306	342
Organization and offering	—	—	48,000
Miscellaneous	49,397	108,535	1,120

Total expenses	21,106,103	55,644,028	80,188
Less:
Fees waived and/or reimbursed by the Manager	(2,141)	(14,718)	(63,378)
Administration fees waived — class specific	—	—	(342)
Transfer agent fees waived and/or reimbursed — class specific	—	—	(166)

Total expenses after fees waived and/or reimbursed	21,103,962	55,629,310	16,302

Net investment income (loss)	(11,622,686)	4,111,752	7,579

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	288,914,715	824,828,549	153,185
Investments — affiliated	(2,724)	(15,306)	—
Options written	—	900,259	—
Foreign currency transactions	(21,945)	(236,067)	(15,449)

	288,890,046	825,477,435	137,736

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	275,307,823	(861,082,444)	(106,207)
Foreign currency translations	(1,224)	(75,314)	2,035

	275,306,599	(861,157,758)	(104,172)

Net realized and unrealized gain (loss)	564,196,645	(35,680,323)	33,564

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$552,573,959	$(31,568,571)	$41,143

(a)	Commencement of operations on September 30, 2021.

See notes to financial statements.

36	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations (unaudited)  (continued)

Six Months Ended November 30, 2021

	BlackRock Mid-Cap Growth Equity Portfolio	BlackRock Technology Opportunities Fund

INVESTMENT INCOME
Dividends — unaffiliated	$18,065,760	$11,048,358
Dividends — affiliated	2,384	6,452
Securities lending income — affiliated — net	1,057,979	9,913,784
Foreign taxes withheld	(35,037)	(554,067)

Total investment income	19,091,086	20,414,527

EXPENSES
Investment advisory	56,165,646	33,620,216
Transfer agent — class specific	8,501,351	4,871,968
Service and distribution — class specific	5,898,837	6,056,623
Administration	2,983,923	1,566,405
Administration — class specific	1,817,084	905,973
Accounting services	492,758	254,792
Registration	388,036	366,690
Custodian	137,776	303,927
Directors and Officer	91,992	30,375
Professional	50,690	74,148
Miscellaneous	126,324	115,457

Total expenses	76,654,417	48,166,574

Less:

Fees waived and/or reimbursed by the Manager	(10,411)	(26,907)
Administration fees waived — class specific	(446,930)	(508,024)
Transfer agent fees waived and/or reimbursed — class specific	(100,295)	(26,240)

Total expenses after fees waived and/or reimbursed	76,096,781	47,605,403

Net investment loss	(57,005,695)	(27,190,876)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	330,067,597	318,984,345
Investments — affiliated	(45,844)	(40,950)
Foreign currency transactions	165,027	268,151

	330,186,780	319,211,546

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	1,173,001,165	615,574,023
Investments — affiliated	(191,899,838)	(5,120,195)
Foreign currency translations	(25,657)	16,753
Unfunded SPAC PIPE commitments	—	857,130

	981,075,670	611,327,711

Net realized and unrealized gain	1,311,262,450	930,539,257

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,254,256,755	$903,348,381

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	37

Statements of Changes in Net Assets

	BlackRock Capital Appreciation Fund, Inc.			BlackRock Health Sciences Opportunities Portfolio

	Six Months Ended 11/30/21 (unaudited)	Period from 10/01/20 to 05/31/21	Year Ended 09/30/20	Six Months Ended 11/30/21 (unaudited)	Period from 10/01/20 to 05/31/21	Year Ended 09/30/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income (loss)	$(11,622,686)	$(10,379,467)	$(13,778,508)	$4,111,752	$4,983,253	$5,913,390
Net realized gain	288,890,046	437,789,442	263,468,673	825,477,435	461,357,347	470,621,526
Net change in unrealized appreciation (depreciation)	275,306,599	297,348,091	874,193,288	(861,157,758)	823,013,627	1,453,470,789

Net increase (decrease) in net assets resulting from operations	552,573,959	724,758,066	1,123,883,453	(31,568,571)	1,289,354,227	1,930,005,705

DISTRIBUTIONS TO SHAREHOLDERS(b)
Institutional	(88,305,416)	(47,032,427)	(61,220,948)	(197,274,404)	(236,292,708)	(133,372,174)
Service	—	—	—	(1,462,035)	(1,751,322)	(1,566,602)
Investor A	(226,781,056)	(126,248,381)	(171,947,041)	(118,062,371)	(140,009,572)	(110,003,143)
Investor C	(9,432,356)	(6,947,477)	(27,908,760)	(24,467,697)	(33,996,654)	(32,853,783)
Class K	(70,000,042)	(35,787,376)	(53,180,058)	(16,448,257)	(16,869,954)	(8,869,488)
Class R	(4,011,968)	(2,603,694)	(6,531,099)	(9,429,949)	(11,060,255)	(9,076,173)

Decrease in net assets resulting from distributions to shareholders	(398,530,838)	(218,619,355)	(320,787,906)	(367,144,713)	(439,980,465)	(295,741,363)

CAPITAL SHARE TRANSACTIONS

Net increase (decrease) in net assets derived from capital share transactions	188,061,462	155,445,036	(27,394,787)	(3,504,950)	466,623,805	1,182,928,419

NET ASSETS
Total increase (decrease) in net assets	342,104,583	661,583,747	775,700,760	(402,218,234)	1,315,997,567	2,817,192,761
Beginning of period	4,578,157,154	3,916,573,407	3,140,872,647	11,004,153,721	9,688,156,154	6,870,963,393

End of period	$4,920,261,737	$4,578,157,154	$3,916,573,407	$10,601,935,487	$11,004,153,721	$9,688,156,154

(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

38	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets  (continued)

	BlackRock Infrastructure Sustainable Opportunities Fund	BlackRock Mid-Cap Growth Equity Portfolio

	Period from 09/30/21(a) to 11/30/21	Six Months Ended 11/30/21 (unaudited)	Period from 10/01/20 to 05/31/21	Year Ended 09/30/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income (loss)	$7,579	$(57,005,695)	$(53,246,617)	$(36,424,426)
Net realized gain (loss)	137,736	330,186,780	826,619,076	(136,078,742)
Net change in unrealized appreciation (depreciation)	(104,172)	981,075,670	2,105,384,126	2,126,030,037

Net increase in net assets resulting from operations	41,143	1,254,256,755	2,878,756,585	1,953,526,869

DISTRIBUTIONS TO SHAREHOLDERS(b)
Institutional	—	(337,596,718)	—	(11,711,597)
Service	—	(4,122,436)	—	(273,908)
Investor A	—	(104,509,060)	—	(6,421,423)
Investor C	—	(17,569,597)	—	(1,289,821)
Class K	—	(139,771,973)	—	(3,237,003)
Class R	—	(3,910,306)	—	(199,360)

Decrease in net assets resulting from distributions to shareholders	—	(607,480,090)	—	(23,133,112)

CAPITAL SHARE TRANSACTIONS

Net increase in net assets derived from capital share transactions	10,003,493	2,498,181,247	2,837,630,804	3,425,268,658

NET ASSETS
Total increase in net assets	10,044,636	3,144,957,912	5,716,387,389	5,355,662,415
Beginning of period	—	16,072,401,252	10,356,013,863	5,000,351,448

End of period	$10,044,636	$19,217,359,164	$16,072,401,252	$10,356,013,863

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	39

Statements of Changes in Net Assets  (continued)

	BlackRock Technology Opportunities Fund
	Six Months Ended 11/30/21 (unaudited)	Period from 10/01/20 to 05/31/21	Year Ended 09/30/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment loss	$(27,190,876)	$(41,502,624)	$(21,418,283)
Net realized gain	319,211,546	640,238,046	175,950,361
Net change in unrealized appreciation (depreciation)	611,327,711	755,761,656	1,778,363,745

Net increase in net assets resulting from operations	903,348,381	1,354,497,078	1,932,895,823

DISTRIBUTIONS TO SHAREHOLDERS(b)
Institutional	(187,513,428)	(208,169,245)	(17,084,274)
Service	(3,233,813)	(2,913,204)	(352,518)
Investor A	(100,478,633)	(106,808,619)	(11,380,166)
Investor C	(19,033,285)	(22,700,269)	(3,074,126)
Class K	(4,950,410)	(4,050,980)	—
Class R	(1,874,641)	(2,280,695)	(319,966)

Decrease in net assets resulting from distributions to shareholders	(317,084,210)	(346,923,012)	(32,211,050)

CAPITAL SHARE TRANSACTIONS

Net increase in net assets derived from capital share transactions	458,396,261	1,260,987,033	2,099,939,457

NET ASSETS
Total increase in net assets	1,044,660,432	2,268,561,099	4,000,624,230
Beginning of period	8,166,314,009	5,897,752,910	1,897,128,680

End of period	$9,210,974,441	$8,166,314,009	$5,897,752,910

(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

40	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	BlackRock Capital Appreciation Fund, Inc.

	Institutional

	Six Months Ended 11/30/21 (unaudited)		Period from 10/01/20 to 05/31/21		Year Ended September 30,
					2020	2019	2018		2017		2016

Net asset value, beginning of period	$43.32		$38.32		$30.52	$33.72	$29.08		$25.17		$24.97

Net investment income (loss)(a)		(0.07)	(0.06)		(0.07)	(0.05)	0.00	(b)(c)	0.01	(d)	(0.03)
Net realized and unrealized gain	5.23		7.06		10.81	0.23	7.97		4.78		2.81

Net increase from investment operations	5.16		7.00		10.74	0.18	7.97		4.79		2.78

Distributions from net realized gain(e)		(3.57)	(2.00)		(2.94)	(3.38)	(3.33)		(0.88)		(2.58)

Net asset value, end of period	$44.91		$43.32		$38.32	$30.52	$33.72		$29.08		$25.17

Total Return(f)
Based on net asset value	12.22	%(g)	18.72	%(g)	38.17%	1.77%	30.19%		19.89%		11.41%

Ratios to Average Net Assets
Total expenses	0.70	%(h)	0.72	%(h)	0.75%	0.75%	0.76%		0.81%		0.77%

Total expenses after fees waived and/or reimbursed	0.70	%(h)	0.72	%(h)	0.75%	0.75%	0.76%		0.81%		0.77%

Net investment income (loss)	(0.32	)%(h)	(0.21	)%(h)	(0.22)%	(0.17)%	0.01	%(b)	0.05	%(d)	(0.11)%

Supplemental Data
Net assets, end of period (000)	$1,231,618		$1,072,833		$911,484	$644,983	$600,032		$508,965		$524,492

Portfolio turnover rate		20%	25%		42%	48%	42%		62%		78%

(a)	Based on average shares outstanding.
(b)	Net investment income per share and the ratio of net investment income to average net assets includes $0.06 per share and 0.21%, respectively, resulting from a special dividend.
(c)	Amount is less than $0.005 per share.
(d)	Net investment income per share and the ratio of net investment income to average net assets includes $0.04 per share and 0.17%, respectively, resulting from a special dividend.
(e)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(f)	Where applicable, assumes the reinvestment of distributions.
(g)	Aggregate total return.
(h)	Annualized.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	41

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Capital Appreciation Fund, Inc. (continued)

	Investor A
	Six Months Ended 11/30/21 (unaudited)		Period from 10/01/20 to 05/31/21		Year Ended September 30,
					2020	2019	2018		2017		2016

Net asset value, beginning of period	$39.00		$34.74		$27.99	$31.25	$27.16		$23.63		$23.66

Net investment loss(a)		(0.12)	(0.11)		(0.14)	(0.12)	(0.08	)(b)	(0.06	)(c)	(0.10)
Net realized and unrealized gain	4.70		6.37		9.83	0.18	7.41		4.47		2.65

Net increase from investment operations	4.58		6.26		9.69	0.06	7.33		4.41		2.55

Distributions from net realized gain(d)		(3.51)	(2.00)		(2.94)	(3.32)	(3.24)		(0.88)		(2.58)

Net asset value, end of period	$40.07		$39.00		$34.74	$27.99	$31.25		$27.16		$23.63

Total Return(e)
Based on net asset value	12.06	%(f)	18.51	%(f)	37.84%	1.48%	29.85%		19.57%		11.04%

Ratios to Average Net Assets
Total expenses	0.96	%(g)	0.97	%(g)	1.01%	1.01%	1.04%		1.08%		1.08%

Total expenses after fees waived and/or reimbursed	0.96	%(g)	0.97	%(g)	1.01%	1.01%	1.04%		1.08%		1.08%

Net investment loss	(0.58	)%(g)	(0.46	)%(g)	(0.48)%	(0.43)%	(0.28	)%(b)	(0.23	)%(c)	(0.42)%

Supplemental Data
Net assets, end of period (000)	$2,655,168		$2,551,211		$2,195,906	$1,692,630	$1,751,581		$1,597,563		$1,521,267

Portfolio turnover rate		20%	25%		42%	48%	42%		62%		78%

(a)	Based on average shares outstanding.
(b)	Net investment loss per share and the ratio of net investment loss to average net assets includes $ 0.06 per share and 0.21%, respectively, resulting from a special dividend.
(c)	Net investment loss per share and the ratio of net investment loss to average net assets includes $ 0.04 per share and 0.17%, respectively, resulting from a special dividend.
(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(f)	Aggregate total return.
(g)	Annualized.

See notes to financial statements.

42	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Capital Appreciation Fund, Inc. (continued)
	Investor C
	Six Months Ended 11/30/21 (unaudited)		Period from 10/01/20 to 05/31/21		Year Ended September 30,
					2020	2019	2018		2017		2016

Net asset value, beginning of period	$25.27		$23.27		$19.81	$23.29	$20.88		$18.52		$19.19

Net investment loss(a)		(0.17)	(0.20)		(0.25)	(0.24)	(0.23	)(b)	(0.20	)(c)	(0.22)
Net realized and unrealized gain	2.98		4.20		6.65	0.04	5.56		3.44		2.13

Net increase (decrease) from investment operations	2.81		4.00		6.40	(0.20)	5.33		3.24		1.91

Distributions from net realized gain(d)		(3.37)	(2.00)		(2.94)	(3.28)	(2.92)		(0.88)		(2.58)

Net asset value, end of period	$24.71		$25.27		$23.27	$19.81	$23.29		$20.88		$18.52

Total Return(e)
Based on net asset value	11.58	%(f)	17.89	%(f)	36.73%	0.72%	28.77%		18.61%		10.19%

Ratios to Average Net Assets
Total expenses	1.77	%(g)	1.77	%(g)	1.79%	1.81%	1.84%		1.89%		1.89%

Total expenses after fees waived and/or reimbursed	1.77	%(g)	1.77	%(g)	1.79%	1.81%	1.84%		1.89%		1.89%

Net investment loss	(1.39	)%(g)	(1.27	)%(g)	(1.26)%	(1.23)%	(1.09	)%(b)	(1.06	)%(c)	(1.23)%

Supplemental Data
Net assets, end of period (000)	$73,100		$72,075		$89,336	$195,908	$276,097		$286,460		$515,154

Portfolio turnover rate		20%	25%		42%	48%	42%		62%		78%

(a)	Based on average shares outstanding.
(b)	Net investment loss per share and the ratio of net investment loss to average net assets includes $ 0.06 per share and 0.21%, respectively, resulting from a special dividend.
(c)	Net investment loss per share and the ratio of net investment loss to average net assets includes $ 0.04 per share and 0.17%, respectively, resulting from a special dividend.
(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(f)	Aggregate total return.
(g)	Annualized.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	43

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Capital Appreciation Fund, Inc. (continued)

	Class K

	Six Months Ended 11/30/21 (unaudited)		Period from 10/01/20 to 05/31/21		Year Ended September 30,
					2020	2019	2018		2017		2016

Net asset value, beginning of period	$43.71		$38.63		$30.71	$33.91	$29.24		$25.27		$25.04

Net investment income (loss)(a)		(0.06)	(0.03)		(0.04)	(0.02)	0.04	(b)	0.05	(c)	(0.00	)(d)
Net realized and unrealized gain	5.29		7.11		10.90	0.23	8.01		4.80		2.81

Net increase from investment operations	5.23		7.08		10.86	0.21	8.05		4.85		2.81

Distributions from net realized gain(e)		(3.59)	(2.00)		(2.94)	(3.41)	(3.38)		(0.88)		(2.58)

Net asset value, end of period	$45.35		$43.71		$38.63	$30.71	$33.91		$29.24		$25.27

Total Return(f)
Based on net asset value	12.28	%(g)	18.78	%(g)	38.33%	1.86%	30.36%		20.05%		11.50%

Ratios to Average Net Assets
Total expenses	0.63	%(h)	0.63	%(h)	0.64%	0.65%	0.65%		0.67%		0.67%

Total expenses after fees waived and/or reimbursed	0.63	%(h)	0.63	%(h)	0.64%	0.64%	0.65%		0.67%		0.66%

Net investment income (loss)	(0.25	)%(h)	(0.13	)%(h)	(0.11)%	(0.06)%	0.14	%(b)	0.18	%(c)	(0.00	)%(i)

Supplemental Data
Net assets, end of period (000)	$921,428		$845,106		$682,107	$552,523	$568,169		$425,347		$411,146

Portfolio turnover rate		20%	25%		42%	48%	42%		62%		78%

(a)	Based on average shares outstanding.
(b)	Net investment income per share and the ratio of net investment income to average net assets includes $0.06 per share and 0.21%, respectively, resulting from a special dividend.
(c)	Net investment income per share and the ratio of net investment income to average net assets includes $0.04 per share and 0.17%, respectively, resulting from a special dividend.
(d)	Amount is greater than $(0.005) per share.
(e)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(f)	Where applicable, assumes the reinvestment of distributions.
(g)	Aggregate total return.
(h)	Annualized.
(i)	Amount is greater than (0.005)%.

See notes to financial statements.

44	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Capital Appreciation Fund, Inc. (continued)

	Class R

	Six Months Ended 11/30/21 (unaudited)		Period from 10/01/20 to 05/31/21		Year Ended September 30,
					2020	2019	2018		2017		2016

Net asset value, beginning of period	$30.12		$27.30		$22.65	$26.00	$23.12		$20.30		$20.71

Net investment loss(a)		(0.14)	(0.15)		(0.17)	(0.16)	(0.13	)(b)	(0.10	)(c)	(0.13)
Net realized and unrealized gain	3.60		4.97		7.76	0.09	6.19		3.80		2.30

Net increase (decrease) from investment operations	3.46		4.82		7.59	(0.07)	6.06		3.70		2.17

Distributions from net realized gain(d)		(3.45)	(2.00)		(2.94)	(3.28)	(3.18)		(0.88)		(2.58)

Net asset value, end of period	$30.13		$30.12		$27.30	$22.65	$26.00		$23.12		$20.30

Total Return(e)
Based on net asset value	11.88	%(f)	18.26	%(f)	37.45%	1.19%	29.49%		19.27%		10.75%

Ratios to Average Net Assets
Total expenses	1.32	%(g)	1.30	%(g)	1.28%	1.29%	1.30%		1.35%		1.35%

Total expenses after fees waived and/or reimbursed	1.32	%(g)	1.30	%(g)	1.28%	1.29%	1.30%		1.35%		1.34%

Net investment loss	(0.94	)%(g)	(0.80	)%(g)	(0.75)%	(0.71)%	(0.54	)%(b)	(0.50	)%(c)	(0.69)%

Supplemental Data
Net assets, end of period (000)	$38,948		$36,933		$37,741	$54,828	$84,484		$75,765		$76,138

Portfolio turnover rate		20%	25%		42%	48%	42%		62%		78%

(a)	Based on average shares outstanding.
(b)	Net investment loss per share and the ratio of net investment loss to average net assets includes $ 0.06 per share and 0.21%, respectively, resulting from a special dividend.
(c)	Net investment loss per share and the ratio of net investment loss to average net assets includes $ 0.04 per share and 0.17%, respectively, resulting from a special dividend.
(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Aggregate total return.
(g)	Annualized.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	45

Financial Highlights

(For a share outstanding throughout each period)

	BlackRock Health Sciences Opportunities Portfolio

	Institutional

	Six Months Ended 11/30/21 (unaudited)		Period from 10/01/20 to 05/31/21		Year Ended September 30,
					2020		2019		2018	2017	2016

Net asset value, beginning of period	$81.77		$75.37		$61.55		$67.67		$57.28	$50.30	$52.51

Net investment income(a)	0.09		0.13		0.19		0.28		0.24	0.14	0.13
Net realized and unrealized gain (loss)		(0.26)	9.66		16.26		(1.64)		12.18	7.92	3.87

Net increase (decrease) from investment operations		(0.17)	9.79		16.45		(1.36)		12.42	8.06	4.00

Distributions(b)
From net investment income	—		(0.13)		(0.32)		(0.23)		(0.02)	—	(0.77)
From net realized gain		(2.75)	(3.26)		(2.31)		(4.53)		(2.01)	(1.08)	(5.44)

Total distributions		(2.75)	(3.39)		(2.63)		(4.76)		(2.03)	(1.08)	(6.21)

Net asset value, end of period	$78.85		$81.77		$75.37		$61.55		$67.67	$57.28	$50.30

Total Return(c)
Based on net asset value	(0.32	)%(d)	13.37	%(d)	27.34	%(e)	(1.84)%		22.47%	16.53%	7.99%

Ratios to Average Net Assets
Total expenses	0.84	%(f)	0.84	%(f)	0.85%		0.85	%(g)	0.87%	0.89%	0.90	%(g)

Total expenses after fees waived and/or reimbursed	0.84	%(f)	0.84	%(f)	0.85%		0.84	%(g)	0.86%	0.89%	0.90	%(g)

Net investment income	0.23	%(f)	0.24	%(f)	0.28%		0.45	%(g)	0.40%	0.27%	0.25	%(g)

Supplemental Data
Net assets, end of period (000)	$5,731,400		$5,990,131		$5,133,191		$3,095,352		$2,944,146	$2,190,418	$1,544,880

Portfolio turnover rate		28%	19%		28%		41%		39%	39%	50%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Includes a payment received from an affiliate, which had no impact on the Fund’s total return.
(f)	Annualized.
(g)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 11/30/21 (unaudited)	Period from 10/01/20 to 05/31/21	Year Ended September 30,
			2020	2019	2018	2017	2016

Investments in underlying funds	—%	—%	—%	0.01%	—%	—%	0.01%

See notes to financial statements.

46	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Health Sciences Opportunities Portfolio (continued)

	Service

	Six Months Ended 11/30/21 (unaudited)		Period from 10/01/20 to 05/31/21		Year Ended September 30,
					2020		2019		2018	2017	2016

Net asset value, beginning of period	$77.63		$71.63		$58.66		$64.73		$54.90	$48.39	$50.77

Net investment income (loss)(a)		(0.02)		(0.03)	(0.01)		0.08		0.05	(0.01)	(0.01)
Net realized and unrealized gain (loss)		(0.25)	9.18		15.48		(1.57)		11.67	7.60	3.74

Net increase (decrease) from investment operations		(0.27)	9.15		15.47		(1.49)		11.72	7.59	3.73

Distributions(b)
From net investment income	—		—		(0.19)		(0.05)		—	—	(0.67)
From net realized gain		(2.60)		(3.15)	(2.31)		(4.53)		(1.89)	(1.08)	(5.44)

Total distributions		(2.60)		(3.15)	(2.50)		(4.58)		(1.89)	(1.08)	(6.11)

Net asset value, end of period	$74.76		$77.63		$71.63		$58.66		$64.73	$54.90	$48.39

Total Return(c)
Based on net asset value	(0.45	)%(d)	13.15	%(d)	26.96	%(e)	(2.16)%		22.10%	16.20%	7.69%

Ratios to Average Net Assets
Total expenses	1.13	%(f)	1.14	%(f)	1.15%		1.15	%(g)	1.17%	1.17%	1.17	%(g)

Total expenses after fees waived and/or reimbursed	1.13	%(f)	1.14	%(f)	1.15%		1.15	%(g)	1.16%	1.17%	1.17	%(g)

Net investment income (loss)	(0.06	)%(f)	(0.07	)%(f)	(0.02)%		0.14	%(g)	0.10%	(0.02)%	(0.03	)%(g)

Supplemental Data
Net assets, end of period (000)	$41,456		$43,825		$40,252		$34,708		$39,325	$33,231	$31,917

Portfolio turnover rate		28%		19%	28%		41%		39%	39%	50%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Includes a payment received from an affiliate, which had no impact on the Fund’s total return.
(f)	Annualized.
(g)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 11/30/21 (unaudited)	Period from 10/01/20 to 05/31/21	Year Ended September 30,
			2020	2019	2018	2017	2016

Investments in underlying funds	—%	—%	—%	0.01%	—%	—%	0.01%

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	47

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Health Sciences Opportunities Portfolio (continued)

	Investor A

	Six Months Ended 11/30/21 (unaudited)		Period from 10/01/20 to 05/31/21		Year Ended September 30,
					2020		2019		2018	2017	2016

Net asset value, beginning of period	$77.31		$71.37		$58.45		$64.50		$54.70	$48.22	$50.61

Net investment income (loss)(a)		(0.01)	(0.01)		0.01		0.10		0.06	(0.01)	(0.01)
Net realized and unrealized gain (loss)		(0.24)	9.15		15.42		(1.56)		11.63	7.57	3.73

Net increase (decrease) from investment operations		(0.25)	9.14		15.43		(1.46)		11.69	7.56	3.72

Distributions(b)
From net investment income	—		—		(0.20)		(0.06)		—	—	(0.67)
From net realized gain		(2.63)	(3.20)		(2.31)		(4.53)		(1.89)	(1.08)	(5.44)

Total distributions		(2.63)	(3.20)		(2.51)		(4.59)		(1.89)	(1.08)	(6.11)

Net asset value, end of period	$74.43		$77.31		$71.37		$58.45		$64.50	$54.70	$48.22

Total Return(c)
Based on net asset value	(0.44	)%(d)	13.18	%(d)	26.99	%(e)	(2.11)%		22.13%	16.20%	7.70%

Ratios to Average Net Assets
Total expenses	1.08	%(f)	1.10	%(f)	1.11%		1.12	%(g)	1.15%	1.17%	1.18	%(g)

Total expenses after fees waived and/or reimbursed	1.08	%(f)	1.10	%(f)	1.11%		1.12	%(g)	1.14%	1.17%	1.18	%(g)

Net investment income (loss)	(0.02	)%(f)	(0.02	)%(f)	0.01%		0.17	%(g)	0.11%	(0.02)%	(0.03	)%(g)

Supplemental Data
Net assets, end of period (000)	$3,412,798		$3,496,818		$3,135,882		$2,598,888		$2,767,303	$2,597,901	$2,701,948

Portfolio turnover rate		28%	19%		28%		41%		39%	39%	50%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Includes a payment received from an affiliate, which had no impact on the Fund’s total return.
(f)	Annualized.
(g)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 11/30/21 (unaudited)	Period from 10/01/20 to 05/31/21	Year Ended September 30,
			2020	2019	2018	2017	2016

Investments in underlying funds	—%	—%	—%	0.01%	—%	—%	0.01%

See notes to financial statements.

48	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Health Sciences Opportunities Portfolio (continued)

	Investor C

	Six Months Ended 11/30/21 (unaudited)		Period from 10/01/20 to 05/31/21		Year Ended September 30,
					2020		2019		2018	2017	2016

Net asset value, beginning of period	$66.15		$61.38		$50.74		$56.55		$48.54	$43.22	$46.05

Net investment loss(a)		(0.26)	(0.33)		(0.40)		(0.28)		(0.30)	(0.33)	(0.32)
Net realized and unrealized gain (loss)		(0.19)	7.85		13.34		(1.38)		10.20	6.73	3.37

Net increase (decrease) from investment operations		(0.45)	7.52		12.94		(1.66)		9.90	6.40	3.05

Distributions(b)
From net investment income	—		—		—		—		—	—	(0.44)
From net realized gain		(2.29)	(2.75)		(2.30)		(4.15)		(1.89)	(1.08)	(5.44)

Total distributions		(2.29)	(2.75)		(2.30)		(4.15)		(1.89)	(1.08)	(5.88)

Net asset value, end of period	$63.41		$66.15		$61.38		$50.74		$56.55	$48.54	$43.22

Total Return(c)
Based on net asset value	(0.80	)%(d)	12.61	%(d)	26.09	%(e)	(2.82)%		21.22%	15.37%	6.92%

Ratios to Average Net Assets
Total expenses	1.84	%(f)	1.84	%(f)	1.85%		1.85	%(g)	1.87%	1.90%	1.90	%(g)

Total expenses after fees waived and/or reimbursed	1.84	%(f)	1.84	%(f)	1.85%		1.85	%(g)	1.87%	1.90%	1.90	%(g)

Net investment loss	(0.77	)%(f)	(0.77	)%(f)	(0.72)%		(0.56	)%(g)	(0.61)%	(0.75)%	(0.75	)%(g)

Supplemental Data
Net assets, end of period (000)	$649,274		$719,525		$773,522		$745,636		$1,017,205	$954,780	$1,130,051

Portfolio turnover rate		28%	19%		28%		41%		39%	39%	50%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Includes a payment received from an affiliate, which had no impact on the Fund’s total return.
(f)	Annualized.
(g)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 11/30/21 (unaudited)	Period from 10/01/20 to 05/31/21	Year Ended September 30,
			2020	2019	2018	2017	2016

Investments in underlying funds	—%	—%	—%	0.01%	—%	—%	0.01%

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	49

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Health Sciences Opportunities Portfolio (continued)

	Class K

	Six Months Ended 11/30/21 (unaudited)		Period from 10/01/20 to 05/31/21		Year Ended September 30,						Period from 06/08/16 to 09/30/16	(a)
					2020		2019		2018	2017

Net asset value, beginning of period	$81.91		$75.50		$61.63		$67.75		$57.37	$50.32	$49.82

Net investment income(b)	0.14		0.18		0.27		0.34		0.32	0.26	0.09
Net realized and unrealized gain (loss)		(0.26)	9.68		16.28		(1.65)		12.17	7.87	0.41

Net increase (decrease) from investment operations		(0.12)	9.86		16.55		(1.31)		12.49	8.13	0.50

Distributions(c)
From net investment income	—		(0.19)		(0.37)		(0.28)		(0.10)	—	—
From net realized gain		(2.81)	(3.26)		(2.31)		(4.53)		(2.01)	(1.08)	—

Total distributions		(2.81)	(3.45)		(2.68)		(4.81)		(2.11)	(1.08)	—

Net asset value, end of period	$78.98		$81.91		$75.50		$61.63		$67.75	$57.37	$50.32

Total Return(d)
Based on net asset value	(0.26	)%(e)	13.45	%(e)	27.47	%(f)	(1.75)%		22.58%	16.67%	1.00	%(e)

Ratios to Average Net Assets
Total expenses	0.74	%(g)	0.74	%(g)	0.75%		0.75	%(h)	0.77%	0.78%	0.82	%(g)(h)

Total expenses after fees waived and/or reimbursed	0.74	%(g)	0.74	%(g)	0.75%		0.75	%(h)	0.76%	0.78%	0.82	%(g)(h)

Net investment income	0.33	%(g)	0.34	%(g)	0.39%		0.55	%(h)	0.53%	0.47%	0.54	%(g)(h)

Supplemental Data
Net assets, end of period (000)	$483,538		$464,179		$344,822		$171,517		$130,129	$48,253	$2,495

Portfolio turnover rate		28%	19%		28%		41%		39%	39%	50	%(i)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Includes a payment received from an affiliate, which had no impact on the Fund’s total return.
(g)	Annualized.
(h)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 11/30/21 (unaudited)	Period from 10/01/20 to 05/31/21	Year Ended September 30,				Period from 06/08/16	(a)
			2020	2019	2018	2017	to 09/30/16
Investments in underlying funds	—%	—%	—%	0.01%	—%	—%	0.01%

(i)	Portfolio turnover is representative of the Fund for the entire year.

See notes to financial statements.

50	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Health Sciences Opportunities Portfolio (continued)
	Class R
	Six Months Ended 11/30/21 (unaudited)		Period from 10/01/20 to 05/31/21		Year Ended September 30,
					2020		2019		2018	2017	2016

Net asset value, beginning of period	$75.28		$69.54		$57.05		$63.09		$53.71	$47.51	$50.04

Net investment loss(a)		(0.14)	(0.18)		(0.20)		(0.09)		(0.11)	(0.16)	(0.17)
Net realized and unrealized gain (loss)		(0.23)	8.91		15.05		(1.53)		11.38	7.44	3.68

Net increase (decrease) from investment operations		(0.37)	8.73		14.85		(1.62)		11.27	7.28	3.51

Distributions(b)
From net investment income	—		—		(0.05)		—		—	—	(0.60)
From net realized gain		(2.47)	(2.99)		(2.31)		(4.42)		(1.89)	(1.08)	(5.44)

Total distributions		(2.47)	(2.99)		(2.36)		(4.42)		(1.89)	(1.08)	(6.04)

Net asset value, end of period	$72.44		$75.28		$69.54		$57.05		$63.09	$53.71	$47.51

Total Return(c)
Based on net asset value	(0.61	)%(d)	12.91	%(d)	26.60	%(e)	(2.44)%		21.75%	15.85%	7.33%

Ratios to Average Net Assets
Total expenses	1.44	%(f)	1.44	%(f)	1.45%		1.45	%(g)	1.46%	1.49%	1.51	%(g)

Total expenses after fees waived and/or reimbursed	1.44	%(f)	1.44	%(f)	1.45%		1.45	%(g)	1.46%	1.49%	1.51	%(g)

Net investment loss	(0.37	)%(f)	(0.37	)%(f)	(0.32)%		(0.15	)%(g)	(0.20)%	(0.33)%	(0.35	)%(g)

Supplemental Data
Net assets, end of period (000)	$283,469		$289,676		$260,488		$224,862		$241,495	$198,426	$172,640

Portfolio turnover rate		28%	19%		28%		41%		39%	39%	50%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Includes a payment received from an affiliate, which had no impact on the Fund’s total return.
(f)	Annualized.
(g)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 11/30/21	Period from 10/01/20	Year Ended September 30,
	(unaudited)	to 05/31/21	2020	2019	2018	2017	2016

Investments in underlying funds	—%	—%	—%	0.01%	—%	—%	0.01%

See notes to financial statements.

FINANCIAL HIGHLIGHTS	51

Financial Highlights

(For a share outstanding throughout each period)

	BlackRock Infrastructure Sustainable Opportunities Fund

	Institutional

	Period from 09/30/21 to 11/30/21	(a)

Net asset value, beginning of period	$10.00

Net investment income(b)	0.01
Net realized and unrealized gain	0.03

Net increase from investment operations	0.04

Net asset value, end of period	$10.04

Total Return(c)
Based on net asset value	0.40	%(d)

Ratios to Average Net Assets
Total expenses	2.32	%(e)(f)

Total expenses after fees waived and/or reimbursed	1.00	%(e)

Net investment income	0.40	%(e)

Supplemental Data
Net assets, end of period (000)	$104

Portfolio turnover rate		21%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Annualized.
(f)	Audit, offering, organization and printing costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 5.03%.

See notes to financial statements.

52	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Infrastructure Sustainable Opportunities Fund (continued)

	Investor A

	Period from 09/30/21 to 11/30/21	(a)

Net asset value, beginning of period	$10.00

Net investment income(b)	0.00	(c)
Net realized and unrealized gain	0.04

Net increase from investment operations	0.04

Net asset value, end of period	$10.04

Total Return(d)
Based on net asset value	0.40	%(e)

Ratios to Average Net Assets
Total expenses	2.57	%(f)(g)

Total expenses after fees waived and/or reimbursed	1.25	%(f)

Net investment income	0.15	%(f)

Supplemental Data
Net assets, end of period (000)	$100

Portfolio turnover rate		21%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Amount is less than $0.005 per share.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Annualized.
(g)	Audit, offering, organization and printing costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 5.29%.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	53

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Infrastructure Sustainable Opportunities Fund (continued)

	Class K

	Period from 09/30/21 to 11/30/21	(a)

Net asset value, beginning of period	$10.00

Net investment income(b)	0.01
Net realized and unrealized gain	0.03

Net increase from investment operations	0.04

Net asset value, end of period	$10.04

Total Return(c)
Based on net asset value	0.40	%(d)

Ratios to Average Net Assets
Total expenses	1.97	%(e)(f)

Total expenses after fees waived and/or reimbursed	0.95	%(e)

Net investment income	0.45	%(e)

Supplemental Data
Net assets, end of period (000)	$9,840

Portfolio turnover rate		21%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Annualized.
(f)	Audit, offering, organization and printing costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.68%.

See notes to financial statements.

54	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	BlackRock Mid-Cap Growth Equity Portfolio

	Institutional

	Six Months Ended 11/30/21 (unaudited)		Period from 10/01/20 to 05/31/21		Year Ended September 30,
					2020	2019	2018		2017		2016

Net asset value, beginning of period	$45.95		$36.56		$28.68	$27.87	$22.10		$17.87		$16.42

Net investment loss(a)		(0.14)	(0.15)		(0.14)	(0.09)	(0.11)		(0.05	)(b)	(0.12)
Net realized and unrealized gain	3.80		9.54		8.14	1.95	6.63		4.28		2.00

Net increase from investment operations	3.66		9.39		8.00	1.86	6.52		4.23		1.88

Distributions from net realized gain(c)		(1.66)	—		(0.12)	(1.05)	(0.75)		—		(0.43)

Net asset value, end of period	$47.95		$45.95		$36.56	$28.68	$27.87		$22.10		$17.87

Total Return(d)
Based on net asset value	8.13	%(e)	25.68	%(e)	27.98%	7.43%	30.34%		23.67%		11.60%

Ratios to Average Net Assets
Total expenses	0.80	%(f)	0.80	%(f)	0.85%	0.87%	0.93	%(g)	1.08	%(g)	1.11	%(g)

Total expenses after fees waived and/or reimbursed	0.80	%(f)	0.80	%(f)	0.80%	0.80%	0.86%		1.08%		1.08%

Net investment loss	(0.59	)%(f)	(0.52	)%(f)	(0.43)%	(0.34)%	(0.45)%		(0.25	)%(b)	(0.71)%

Supplemental Data
Net assets, end of period (000)	$10,683,018		$9,260,191		$6,003,280	$2,700,531	$1,063,328		$278,701		$99,759

Portfolio turnover rate		8%	22%		35%	38%	43%		59%		81%

(a)  Based on average shares outstanding.

(b)  Net investment income per share and the ratio of net investment income to average net assets includes $0.06 per share and 0.35%, respectively, resulting from a special dividend.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(d)  Where applicable, assumes the reinvestment of distributions.

(e)  Aggregate total return.

(f)  Annualized.

(g)  Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees, the ratios were as follows:

	Six Months Ended 11/30/21 (unaudited)		Period from 10/01/20 to 05/31/21		Year Ended September 30,
					2020	2019	2018		2017		2016
Expense ratios	N/A		N/A		N/A	N/A	0.93%		1.07%		1.10%

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	55

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Mid-Cap Growth Equity Portfolio (continued)

	Service

	Six Months Ended 11/30/21 (unaudited)		Period from 10/01/20 to 05/31/21		Year Ended September 30,
					2020	2019	2018		2017		2016

Net asset value, beginning of period	$41.34		$32.95		$25.92	$25.30	$20.18		$16.35		$15.00

Net investment loss(a)		(0.18)	(0.20)		(0.19)	(0.15)	(0.17)		(0.12	)(b)	(0.13)
Net realized and unrealized gain	3.42		8.59		7.34	1.76	6.04		3.95		1.82

Net increase from investment operations	3.24		8.39		7.15	1.61	5.87		3.83		1.69

Distributions from net realized gain(c)		(1.60)	—		(0.12)	(0.99)	(0.75)		—		(0.34)

Net asset value, end of period	$42.98		$41.34		$32.95	$25.92	$25.30		$20.18		$16.35

Total Return(d)
Based on net asset value	8.00	%(e)	25.46	%(e)	27.68%	7.15%	30.03%		23.43%		11.39%

Ratios to Average Net Assets
Total expenses	1.09	%(f)	1.10	%(f)	1.11%	1.16%	1.25	%(g)	1.29%		1.26	%(g)

Total expenses after fees waived and/or reimbursed	1.05	%(f)	1.05	%(f)	1.05%	1.05%	1.12%		1.29%		1.25%

Net investment loss	(0.84	)%(f)	(0.78	)%(f)	(0.67)%	(0.59)%	(0.73)%		(0.67	)%(b)	(0.88)%

Supplemental Data
Net assets, end of period (000)	$121,734		$104,997		$83,680	$61,293	$33,768		$12,718		$1,343

Portfolio turnover rate		8%	22%		35%	38%	43%		59%		81%

(a)  Based on average shares outstanding.

(b)  Net investment income per share and the ratio of net investment income to average net assets includes $0.06 per share and 0.35%, respectively, resulting from a special dividend.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(d)  Where applicable, assumes the reinvestment of distributions.

(e)  Aggregate total return.

(f)  Annualized.

(g)  Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees, the ratios were as follows:

	Six Months Ended 11/30/21 (unaudited)		Period from 10/01/20		Year Ended September 30,
			to 05/31/21		2020	2019	2018		2017		2016
Expense ratios	N/A		N/A		N/A	N/A	1.25%		N/A		1.24%

See notes to financial statements.

56	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Mid-Cap Growth Equity Portfolio (continued)

	Investor A
	Six Months Ended 11/30/21 (unaudited)		Period from 10/01/20 to 05/31/21
					Year Ended September 30,
					2020	2019	2018		2017		2016

Net asset value, beginning of period	$39.50		$31.48		$24.78	$24.22	$19.30		$15.66		$14.43

Net investment loss(a)		(0.18)	(0.19)		(0.18)	(0.14)	(0.18)		(0.10	)(b)	(0.15)
Net realized and unrealized gain	3.27		8.21		7.00	1.68	5.79		3.74		1.76

Net increase from investment operations	3.09		8.02		6.82	1.54	5.61		3.64		1.61

Distributions from net realized gain(c)		(1.60)	—		(0.12)	(0.98)	(0.69)		—		(0.38)

Net asset value, end of period	$40.99		$39.50		$31.48	$24.78	$24.22		$19.30		$15.66

Total Return(d)
Based on net asset value	8.01	%(e)	25.48	%(e)	27.61%	7.17%	29.98%		23.24%		11.29%

Ratios to Average Net Assets
Total expenses	1.07	%(f)	1.09	%(f)	1.14%	1.16%	1.29	%(g)	1.41	%(g)	1.45%

Total expenses after fees waived and/or reimbursed	1.05	%(f)	1.05	%(f)	1.05%	1.05%	1.19%		1.39%		1.39%

Net investment loss	(0.84	)%(f)	(0.78	)%(f)	(0.67)%	(0.58)%	(0.82)%		(0.59	)%(b)	(1.02)%

Supplemental Data
Net assets, end of period (000)	$2,863,913		$2,577,151		$1,917,773	$1,335,467	$801,263		$525,736		$394,544

Portfolio turnover rate		8%	22%		35%	38%	43%		59%		81%

(a)  Based on average shares outstanding.

(b)  Net investment income per share and the ratio of net investment income to average net assets includes $0.06 per share and 0.35%, respectively, resulting from a special dividend.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(d)  Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

(e)  Aggregate total return.

(f)  Annualized.

(g)  Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees, the ratios were as follows:

	Six Months Ended 11/30/21 (unaudited)		Period from 10/01/20 to 05/31/21		Year Ended September 30,
					2020	2019	2018		2017		2016
Expense ratios	N/A		N/A		N/A	N/A	1.26%		1.39%		N/A

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	57

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Mid-Cap Growth Equity Portfolio (continued)

	Investor C
	Six Months Ended 11/30/21 (unaudited)		Period from 10/01/20 to 05/31/21
					Year Ended September 30,
					2020	2019	2018		2017		2016

Net asset value, beginning of period	$30.22		$24.20		$19.21	$19.04	$15.36		$12.55		$11.68

Net investment loss(a)		(0.25)	(0.29)		(0.30)	(0.24)	(0.26)		(0.18	)(b)	(0.20)
Net realized and unrealized gain	2.48		6.31		5.41	1.28	4.57		2.99		1.41

Net increase from investment operations	2.23		6.02		5.11	1.04	4.31		2.81		1.21

Distributions from net realized gain(c)		(1.48)	—		(0.12)	(0.87)	(0.63)		—		(0.34)

Net asset value, end of period	$30.97		$30.22		$24.20	$19.21	$19.04		$15.36		$12.55

Total Return(d)
Based on net asset value	7.60	%(e)	24.88	%(e)	26.72%	6.33%	29.05%		22.39%		10.48%

Ratios to Average Net Assets
Total expenses	1.78	%(f)	1.80	%(f)	1.84%	1.86%	1.94	%(g)	2.11	%(g)	2.14	%(g)

Total expenses after fees waived and/or reimbursed	1.78	%(f)	1.79	%(f)	1.80%	1.80%	1.88%		2.10%		2.12%

Net investment loss	(1.57	)%(f)	(1.52	)%(f)	(1.42)%	(1.33)%	(1.49)%		(1.30	)%(b)	(1.75)%

Supplemental Data
Net assets, end of period (000)	$385,156		$357,360		$280,143	$209,923	$164,083		$72,814		$52,723

Portfolio turnover rate		8%	22%		35%	38%	43%		59%		81%

(a)  Based on average shares outstanding.

(b)  Net investment income per share and the ratio of net investment income to average net assets includes $0.06 per share and 0.35%, respectively, resulting from a special dividend.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(d)  Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

(e)  Aggregate total return.

(f)  Annualized.

(g)  Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees, the ratios were as follows:

	Six Months Ended 11/30/21 (unaudited)		Period from 10/01/20 to 05/31/21		Year Ended September 30,
					2020	2019	2018		2017		2016
Expense ratios	N/A		N/A		N/A	N/A	1.94%		2.10%		2.13%

See notes to financial statements.

58	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Mid-Cap Growth Equity Portfolio (continued)

	Class K

	Six Months Ended 11/30/21 (unaudited)		Period from 10/01/20 to 05/31/21		Year Ended September 30,								Period from 03/28/16 to 09/30/16	(a)
					2020		2019		2018		2017

Net asset value, beginning of period	$46.10		$36.66		$28.74		$27.93		$22.14		$17.88		$15.57

Net investment loss(b)		(0.12)	(0.12)		(0.12)		(0.09)		(0.07)		(0.03	)(c)	(0.05)
Net realized and unrealized gain	3.83		9.56		8.16		1.96		6.62		4.29		2.36

Net increase from investment operations	3.71		9.44		8.04		1.87		6.55		4.26		2.31

Distributions from net realized gain(d)		(1.69)	—		(0.12)		(1.06)		(0.76)		—		—

Net asset value, end of period	$48.12		$46.10		$36.66		$28.74		$27.93		$22.14		$17.88

Total Return(e)
Based on net asset value	8.21	%(f)	25.75	%(f)	28.06%		7.47%		30.46%		23.83%		14.84	%(f)

Ratios to Average Net Assets
Total expenses	0.69	%(g)	0.70	%(g)	0.73	%(h)	0.76	%(h)	0.80	%(h)	0.95%		0.98	%(g)

Total expenses after fees waived and/or reimbursed	0.69	%(g)	0.70	%(g)	0.73%		0.75%		0.76%		0.95%		0.97	%(g)

Net investment loss	(0.48	)%(g)	(0.42	)%(g)	(0.36)%		(0.31)%		(0.29)%		(0.17	)%(c)	(0.59	)%(g)

Supplemental Data
Net assets, end of period (000)	$5,024,871		$3,674,402		$2,011,727		$652,138		$139,138		$4,103		$230

Portfolio turnover rate		8%	22%		35%		38%		43%		59%		81	%(i)

(a)  Commencement of operations.

(b)  Based on average shares outstanding.

(c) Net investment income per share and the ratio of net investment income to average net assets includes $0.06 per share and 0.35%, respectively, resulting from a special dividend.

(d)  Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(e)  Where applicable, assumes the reinvestment of distributions.

(f)  Aggregate total return.

(g)  Annualized.

(h)  Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees, the ratios were as follows:

	Six Months Ended 11/30/21 (unaudited)		Period from 10/01/20 to 05/31/21		Year Ended September 30,								Period from 03/28/16 to 09/30/16	(a)
					2020		2019		2018		2017

Expense ratios	N/A		N/A		0.73%		0.75%		0.80%		N/A		N/A

(i)	Portfolio turnover is representative of the Fund for the entire year.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	59

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Mid-Cap Growth Equity Portfolio (continued)

	Class R

	Six Months Ended 11/30/21 (unaudited)		Period from 10/01/20 to 05/31/21		Year Ended September 30,
					2020	2019	2018		2017		2016

Net asset value, beginning of period	$38.65		$30.85		$24.34	$23.83	$19.02		$15.47		$14.27

Net investment loss(a)		(0.22)	(0.25)		(0.24)	(0.19)	(0.22)		(0.14	)(b)	(0.18)
Net realized and unrealized gain	3.19		8.05		6.87	1.65	5.69		3.69		1.72

Net increase from investment operations	2.97		7.80		6.63	1.46	5.47		3.55		1.54

Distributions from net realized gain(c)		(1.56)	—		(0.12)	(0.95)	(0.66)		—		(0.34)

Net asset value, end of period	$40.06		$38.65		$30.85	$24.34	$23.83		$19.02		$15.47

Total Return(d)
Based on net asset value	7.87	%(e)	25.28	%(e)	27.33%	6.89%	29.63%		22.95%		10.94%

Ratios to Average Net Assets
Total expenses	1.38	%(f)	1.39	%(f)	1.45%	1.47%	1.59	%(g)	1.76%		1.78%

Total expenses after fees waived and/or reimbursed	1.30	%(f)	1.30	%(f)	1.30%	1.30%	1.43%		1.65%		1.65%

Net investment loss	(1.09	)%(f)	(1.03	)%(f)	(0.92)%	(0.83)%	(1.05)%		(0.86	)%(b)	(1.28)%

Supplemental Data
Net assets, end of period (000)	$138,667		$98,300		$59,411	$40,999	$22,880		$10,177		$7,646

Portfolio turnover rate		8%	22%		35%	38%	43%		59%		81%

(a)  Based on average shares outstanding.

(b)  Net investment income per share and the ratio of net investment income to average net assets includes $0.06 per share and 0.35%, respectively, resulting from a special dividend.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(d)  Where applicable, assumes the reinvestment of distributions.

(e)  Aggregate total return.

(f)  Annualized.

(g)  Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees, the ratios were as follows:

	Six Months Ended 11/30/21 (unaudited)		Period from 10/01/20 to 05/31/21		Year Ended September 30,
					2020	2019	2018		2017		2016
Expense ratios	N/A		N/A		N/A	N/A	1.58%		N/A		N/A

See notes to financial statements.

60	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	BlackRock Technology Opportunities Fund

	Institutional
	Six Months Ended 11/30/21 (unaudited)		Period from 10/01/20 to 05/31/21		Year Ended September 30,
					2020		2019		2018		2017		2016

Net asset value, beginning of period	$64.81		$55.33		$32.63		$31.83		$25.64		$19.18		$15.61

Net investment loss(a)		(0.16)	(0.28)		(0.22)		(0.10)		(0.09)		(0.12)		(0.08)

Net realized and unrealized gain	7.32		12.67		23.43		1.20		8.25		6.78		3.65

Net increase from investment operations	7.16		12.39		23.21		1.10		8.16		6.66		3.57

Distributions from net realized gain(b)		(2.45)	(2.91)		(0.51)		(0.30)		(1.97)		(0.20)		—

Net asset value, end of period	$69.52		$64.81		$55.33		$32.63		$31.83		$25.64		$19.18

Total Return(c)

Based on net asset value	11.21	%(d)	22.68	%(d)	72.07%		3.63%		34.02%		35.13%		22.87%

Ratios to Average Net Assets

Total expenses	0.93	%(e)(f)	0.92	%(e)(f)	0.98	%(f)	1.02	%(f)	1.10	%(f)	1.22	%(g)	1.27%

Total expenses after fees waived and/or reimbursed	0.92	%(e)(f)	0.92	%(e)(f)	0.92	%(f)	0.92	%(f)	0.99	%(f)	1.21%		1.23%

Net investment loss	(0.47	)%(e)(f)	(0.66	)%(e)(f)	(0.50	)%(f)	(0.32	)%(f)	(0.32	)%(f)	(0.54)%		(0.49)%

Supplemental Data

Net assets, end of period (000)	$5,499,184		$4,958,187		$3,641,519		$1,033,286		$584,654		$147,796		$78,179

Portfolio turnover rate		14%	25%		27%		33%		49%		51%		84%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Annualized.
(f)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 11/30/21 (unaudited)	Period from 10/01/20 to 05/31/21
			Year Ended September 30,
			2020	2019	2018	2017	2016

Investments in underlying funds	—%	0.01%	0.01%	0.01%	0.01%	—%	—%

(g)	Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratios.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	61

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Technology Opportunities Fund (continued)

	Service
	Six Months Ended 11/30/21 (unaudited)		Period from 10/01/20 to 05/31/21		Year Ended September 30,
					2020		2019		2018		2017		2016

Net asset value, beginning of period	$60.86		$52.20		$30.88		$30.22		$24.44		$18.34		$14.96

Net investment loss(a)		(0.23)	(0.37)		(0.30)		(0.17)		(0.15)		(0.16)		(0.12)

Net realized and unrealized gain	6.87		11.94		22.13		1.13		7.85		6.46		3.50

Net increase from investment operations	6.64		11.57		21.83		0.96		7.70		6.30		3.38

Distributions from net realized gain(b)		(2.37)	(2.91)		(0.51)		(0.30)		(1.92)		(0.20)		—

Net asset value, end of period	$65.13		$60.86		$52.20		$30.88		$30.22		$24.44		$18.34

Total Return(c)

Based on net asset value	11.08	%(d)	22.46	%(d)	71.68%		3.36%		33.74%		34.77%		22.59%

Ratios to Average Net Assets

Total expenses	1.17	%(e)(f)	1.17	%(e)(f)	1.19	%(f)	1.25	%(f)(g)	1.37	%(f)	1.48	%(g)	1.49%

Total expenses after fees waived and/or reimbursed	1.17	%(e)(f)	1.16	%(e)(f)	1.17	%(f)	1.17	%(f)	1.22	%(f)	1.47%		1.49%

Net investment loss	(0.72	)%(e)(f)	(0.90	)%(e)(f)	(0.74	)%(f)	(0.57	)%(f)	(0.55	)%(f)	(0.77)%		(0.74)%

Supplemental Data

Net assets, end of period (000)	$86,913		$83,886		$50,710		$20,429		$15,208		$6,312		$2,583

Portfolio turnover rate		14%	25%		27%		33%		49%		51%		84%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Annualized.
(f)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 11/30/21 (unaudited)	Period from 10/01/20 to 05/31/21	Year Ended September 30,
			2020	2019	2018	2017	2016

Investments in underlying funds	—%	0.01%	0.01%	0.01%	0.01%	—%	—%

(g)	Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratios.

See notes to financial statements.

62	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Technology Opportunities Fund (continued)

	Investor A

	Six Months Ended 11/30/21 (unaudited)		Period from 10/01/20 to 05/31/21
					Year Ended September 30,
					2020		2019		2018		2017	2016

Net asset value, beginning of period	$59.47		$51.06		$30.22		$29.58		$23.95		$17.98	$14.68

Net investment loss(a)		(0.23)	(0.36)		(0.29)		(0.17)		(0.16)		(0.17)	(0.13)

Net realized and unrealized gain	6.71		11.68		21.64		1.11		7.69		6.34	3.43

Net increase from investment operations	6.48		11.32		21.35		0.94		7.53		6.17	3.30

Distributions from net realized gain(b)		(2.36)	(2.91)		(0.51)		(0.30)		(1.90)		(0.20)	—

Net asset value, end of period	$63.59		$59.47		$51.06		$30.22		$29.58		$23.95	$17.98

Total Return(c)

Based on net asset value	11.06	%(d)	22.48	%(d)	71.65%		3.36%		33.70%		34.74%	22.48%

Ratios to Average Net Assets

Total expenses	1.19	%(e)(f)	1.19	%(e)(f)	1.25	%(f)	1.29	%(f)	1.38	%(f)(g)	1.50%	1.56	%(g)

Total expenses after fees waived and/or reimbursed	1.17	%(e)(f)	1.17	%(e)(f)	1.17	%(f)	1.17	%(f)	1.26	%(f)	1.49%	1.55%

Net investment loss	(0.72	)%(e)(f)	(0.91	)%(e)(f)	(0.74	)%(f)	(0.58	)%(f)	(0.59	)%(f)	(0.83)%	(0.81)%

Supplemental Data

Net assets, end of period (000)	$2,825,863		$2,524,052		$1,773,399		$672,110		$627,626		$271,307	$180,658

Portfolio turnover rate		14%	25%		27%		33%		49%		51%	84%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Annualized.
(f)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 11/30/21 (unaudited)	Period from 10/01/20 to 05/31/21
			Year Ended September 30,
			2020	2019	2018	2017	2016

Investments in underlying funds	—%	0.01%	0.01%	0.01%	0.01%	—%	—%

(g) Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees, the ratios were as follows:
	Six Months Ended 11/30/21 (unaudited)	Period from 10/01/20 to 05/31/21
			Year Ended September 30,
			2020	2019	2018	2017	2016

Expense ratios	N/A	N/A	N/A	N/A	1.37%	N/A	1.55%

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	63

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Technology Opportunities Fund (continued)

	Investor C

	Six Months Ended 11/30/21 (unaudited)		Period from 10/01/20 to 05/31/21
					Year Ended September 30,
					2020		2019		2018		2017	2016

Net asset value, beginning of period	$48.77		$42.52		$25.43		$25.13		$20.72		$15.70	$12.92

Net investment loss(a)		(0.38)	(0.54)		(0.48)		(0.32)		(0.31)		(0.28)	(0.22)

Net realized and unrealized gain	5.49		9.70		18.08		0.92		6.57		5.50	3.00

Net increase from investment operations	5.11		9.16		17.60		0.60		6.26		5.22	2.78

Distributions from net realized gain(b)		(2.16)	(2.91)		(0.51)		(0.30)		(1.85)		(0.20)	—

Net asset value, end of period	$51.72		$48.77		$42.52		$25.43		$25.13		$20.72	$15.70

Total Return(c)

Based on net asset value	10.65	%(d)	21.89	%(d)	70.39%		2.60%		32.68%		33.73%	21.52%

Ratios to Average Net Assets

Total expenses	1.91	%(e)(f)	1.91	%(e)(f)	1.98	%(f)	2.02	%(f)	2.10	%(f)(g)	2.27%	2.35%

Total expenses after fees waived and/or reimbursed	1.91	%(e)(f)	1.90	%(e)(f)	1.92	%(f)	1.92	%(f)	2.01	%(f)	2.25%	2.35%

Net investment loss	(1.46	)%(e)(f)	(1.65	)%(e)(f)	(1.49	)%(f)	(1.33	)%(f)	(1.34	)%(f)	(1.59)%	(1.61)%

Supplemental Data

Net assets, end of period (000)	$473,827		$427,435		$317,792		$152,505		$142,942		$76,957	$56,707

Portfolio turnover rate		14%	25%		27%		33%		49%		51%	84%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Annualized.
(f)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 11/30/21 (unaudited)	Period from 10/01/20 to 05/31/21	Year Ended September 30,

			2020	2019	2018	2017	2016

Investments in underlying funds	—%	0.01%	0.01%	0.01%	0.01%	—%	—%

(g) Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees, the ratios were as follows:
	Six Months Ended 11/30/21 (unaudited)	Period from 10/01/20 to 05/31/21	Year Ended September 30,

			2020	2019	2018	2017	2016

Expense ratios	N/A	N/A	N/A	N/A	2.09%	N/A	N/A

See notes to financial statements.

64	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Technology Opportunities Fund (continued)

	Class K

	Six Months Ended 11/30/21 (unaudited)		Period from 10/01/20 to 05/31/21		Period from 12/10/19 to 09/30/20	(a)

Net asset value, beginning of period	$64.89		$55.36		$34.59

Net investment loss(b)		(0.12)	(0.24)		(0.16)
Net realized and unrealized gain	7.32		12.68		20.93

Net increase from investment operations	7.20		12.44		20.77

Distributions from net realized gain		(2.49)	(2.91)		—

Net asset value, end of period	$69.60		$64.89		$55.36

Total Return(c)
Based on net asset value	11.26	%(d)	22.77	%(d)	60.05	%(d)

Ratios to Average Net Assets
Total expenses	0.82	%(e)(f)	0.83	%(e)(f)	0.87	%(e)(f)

Total expenses after fees waived and/or reimbursed	0.82	%(e)(f)	0.82	%(e)(f)	0.86	%(e)(f)

Net investment loss	(0.35	)%(e)(f)	(0.56	)%(e)(f)	(0.46	)%(e)(f)

Supplemental Data
Net assets, end of period (000)	$270,660		$122,568		$75,426

Portfolio turnover rate		14%	25%		27	%(g)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Annualized.
(f)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 11/30/21 (unaudited)	Period from 10/01/20 to 05/31/21	Period from 12/10/19 to 09/30/20	(a)

Investments in underlying funds	—%	0.01%	0.01%

(g)	Portfolio turnover is representative of the Fund for the entire year.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	65

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Technology Opportunities Fund (continued)

	Class R

	Six Months Ended 11/30/21 (unaudited)		Period from 10/01/20 to 05/31/21		Year Ended September 30,
					2020		2019		2018		2017	2016

Net asset value, beginning of period	$59.75		$51.37		$30.48		$29.90		$24.20		$18.21	$14.92

Net investment loss(a)		(0.31)	(0.46)		(0.38)		(0.24)		(0.23)		(0.23)	(0.17)

Net realized and unrealized gain	6.75		11.75		21.78		1.12		7.78		6.42	3.46

Net increase from investment operations	6.44		11.29		21.40		0.88		7.55		6.19	3.29

Distributions from net realized gain(b)		(2.26)	(2.91)		(0.51)		(0.30)		(1.85)		(0.20)	—

Net asset value, end of period	$63.93		$59.75		$51.37		$30.48		$29.90		$24.20	$18.21

Total Return(c)

Based on net asset value	10.93	%(d)	22.28	%(d)	71.20%		3.12%		33.35%		34.41%	22.05%

Ratios to Average Net Assets
Total expenses	1.53	%(e)(f)	1.50	%(e)(f)	1.57	%(f)	1.60	%(f)	1.69	%(f)	1.81%	1.85	%(g)

Total expenses after fees waived and/or reimbursed	1.42	%(e)(f)	1.42	%(e)(f)	1.42	%(f)	1.42	%(f)	1.53	%(f)	1.77%	1.83%

Net investment loss	(0.97	)%(e)(f)	(1.17	)%(e)(f)	(0.99	)%(f)	(0.83	)%(f)	(0.87	)%(f)	(1.11)%	(1.09)%

Supplemental Data
Net assets, end of period (000)	$54,528		$50,186		$38,907		$18,799		$13,577		$9,700	$6,054

Portfolio turnover rate		14%	25%		27%		33%		49%		51%	84%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Annualized.
(f)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 11/30/21 (unaudited)	Period from 10/01/20 to 05/31/21	Year Ended September 30,
			2020	2019	2018	2017	2016

Investments in underlying funds	—%	0.01%	0.01%	0.01%	0.01%	—%	—%

(g)	Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees, the ratios were as follows:

	Six Months Ended 11/30/21 (unaudited)	Period from 10/01/20 to 05/31/21	Year Ended September 30,
			2020	2019	2018	2017	2016

Expense ratios	N/A	N/A	N/A	N/A	N/A	N/A	1.84%

See notes to financial statements.

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Notes to Financial Statements  (unaudited)

1.	ORGANIZATION

BlackRock Capital Appreciation Fund, Inc. (the “Corporation”) and BlackRock FundsSM (the “Trust”) are each registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies. The Corporation is organized as a Maryland corporation. The Trust is organized as a Massachusetts business trust. BlackRock Capital Appreciation Fund, Inc. is the only series of the Corporation. BlackRock Health Sciences Opportunities Portfolio, BlackRock Infrastructure Sustainable Opportunities Fund, BlackRock Mid-Cap Growth Equity Portfolio and BlackRock Technology Opportunities Fund are series of the Trust. The following are referred to herein collectively as the “Funds” or individually as a “Fund”:

Fund Name	Herein Referred To As	Diversification Classification
BlackRock Capital Appreciation Fund, Inc.	Capital Appreciation	Diversified
BlackRock Health Sciences Opportunities Portfolio	Health Sciences Opportunities	Diversified
BlackRock Infrastructure Sustainable Opportunities Fund	Infrastructure Sustainable Opportunities	Non-Diversified
BlackRock Mid-Cap Growth Equity Portfolio	Mid-Cap Growth Equity	Diversified
BlackRock Technology Opportunities Fund	Technology Opportunities	Diversified

Each Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional, Service and Class K Shares are sold only to certain eligible investors. Service, Investor A, Investor C and Class R Shares bear certain expenses related to shareholder servicing of such shares, and Investor C and Class R Shares also bear certain expenses related to the distribution of such shares. Investor A and Investor C Shares are generally available through financial intermediaries. Class R Shares are sold only to certain employer-sponsored retirement plans. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor A Shares distribution and service plan).

Share Class	Initial Sales Charge	CDSC		Conversion Privilege
Institutional, Service, Class K and Class R Shares	No	No		None
Investor A Shares	Yes	No	(a)	None
Investor C Shares	No	Yes	(b)	To Investor A Shares after approximately 8 years

(a)	Investor A Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.
(b)	A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.

The Board of Directors of the Corporation and the Board of Trustees of the Trust are collectively referred to throughout this report as the “Board”, and the directors/trustees thereof are collectively referred to throughout this report as “Directors”.

The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of open-end equity, multi-asset, index and money market funds referred to as the BlackRock Multi-Asset Complex.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Funds are informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

ForeignTaxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund

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Notes to Financial Statements (unaudited)  (continued)

invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of November 30, 2021, if any, are disclosed in the Statements of Assets and Liabilities.

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

Distributions: Distributions paid by the Funds are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Organization and Offering Costs: Upon commencement of operations, organization costs associated with the establishment of Infrastructure Sustainable Opportunities were expensed by Infrastructure Sustainable Opportunities and reimbursed by the Manager. The Manager reimbursed Infrastructure Sustainable Opportunities $17,500, which is included in fees waived and/or reimbursed by the Manager in the Statements of Operations. Offering costs are amortized over a 12-month period beginning with the commencement of operations of a class of shares.

Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

The Funds have an arrangement with their custodian whereby credits are earned on uninvested cash balances, which could be used to reduce custody fees and/or overdraft charges. The Funds may incur charges on overdrafts, subject to certain conditions.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

•

The Funds value their investment in SL Liquidity Series, LLC, Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon their pro rata ownership in the underlying fund’s net assets.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

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Notes to Financial Statements (unaudited)  (continued)

For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Global Valuation Committee and third-party pricing services utilize one or a combination of, but not limited to, the following inputs.

Standard Inputs Generally Considered By Third-Party Pricing Services

Market approach

(i)    recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;

(ii)   recapitalizations and other transactions across the capital structure; and

(iii)   market multiples of comparable issuers.

Income approach

(i)    future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;

(ii)   quoted prices for similar investments or assets in active markets; and

(iii)   other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.

Cost approach

(i)    audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;

(ii)   changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;

(iii)   relevant news and other public sources; and

(iv)   known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.

The Private Companies are not subject to the public company disclosure, timing, and reporting standards applicable to other investments held by a Fund. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date a Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

As of November 30, 2021, certain investments of the Funds were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

4.	SECURITIES AND OTHER INVESTMENTS

Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the

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Notes to Financial Statements (unaudited)  (continued)

warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.

Special Purpose Acquisition Companies: Special purpose acquisition companies (SPACs) are companies that have no operations but go public with the intention of merging with or acquiring a company using the proceeds of the SPAC’s initial public offering. The Funds may enter into a commitment with a SPAC for a private investment in a public equity (PIPE) and will satisfy the commitment if and when the SPAC completes its merger or acquisition. Securities purchased through PIPE transactions will be restricted from trading and considered illiquid until a registration statement for the shares is filed and declared effective. Unfunded SPAC PIPE commitments are marked-to-market and any unrealized appreciation (depreciation) is separately presented in the Statements of Assets and Liabilities and Statements of Operations. As of period end, the Funds had the following unfunded SPAC PIPE commitments:

Fund Name	Investment Name	Commitment Amount	Value	Unrealized Appreciation (Depreciation)

Technology Opportunities	Grab Holdings Ltd.	$ 20,000,000	$ 20,857,130	$ 857,130

Securities Lending: The Funds may lend their securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Funds collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Funds are entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Investment Management, LLC (“BIM”), if any, is disclosed in the Schedules of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Funds’ Schedules of Investments. The market value of any securities on loan and the value of any related collateral are shown separately in the Statements of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned at value, respectively.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following tables is a summary of the Funds’ securities on loan by counterparty which are subject to offset under an MSLA:

Fund Name/Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received	Net Amount

Capital Appreciation
Credit Suisse Securities (USA) LLC	$718,467	$(718,467)	$—	$—
J.P. Morgan Securities LLC	25,935,471	(25,935,471)	—	—
National Financial Services LLC	568,645	(568,645)	—	—

	$27,222,583	$(27,222,583)	$—	$—

Health Sciences Opportunities(b)
Barclays Capital, Inc.	$1,793,849	$(1,793,849)	$—	$—
BNP Paribas SA	1,196,363	(1,196,363)	—	—
BofA Securities, Inc.	1,888,380	(1,888,380)	—	—
Citigroup Global Markets, Inc.	23,616,605	(23,616,605)	—	—
Credit Suisse Securities (USA) LLC	12,324,558	(12,324,558)	—	—
Goldman Sachs & Co. LLC	5,783,675	(5,783,675)	—	—
J.P. Morgan Securities LLC	57,432,414	(57,432,414)	—	—
Jefferies LLC	32,280	(32,280)	—	—
Morgan Stanley	6,204,497	(6,204,497)	—	—
National Financial Services LLC	9,364,947	(9,364,947)	—	—
SG Americas Securities LLC	5,625,776	(5,625,776)	—	—
State Street Bank & Trust Co.	1,414,952	(1,414,952)	—	—

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Notes to Financial Statements (unaudited)  (continued)

Fund Name/Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received	Net Amount

Health Sciences Opportunities(b) (continued)
Toronto Dominion Bank	$660,988	$(660,988)	$—	$—
UBS Securities LLC	18,121,490	(18,121,490)	—	—

	$145,460,774	$(145,460,774)	$—	$—

Mid-Cap Growth Equity
Barclays Capital, Inc.	$46,983,172	$(46,983,172)	$—	$—
Citigroup Global Markets, Inc.	99,520,071	(99,520,071)	—	—
Credit Suisse Securities (USA) LLC	645,349	(645,349)	—	—
Deutsche Bank Securities, Inc.	8,117,040	(8,117,040)	—	—
Goldman Sachs & Co. LLC	3,163,789	(3,163,789)	—	—
J.P. Morgan Securities LLC	216,392,173	(216,392,173)	—	—
Morgan Stanley	165,592,681	(165,592,681)	—	—
National Financial Services LLC	76,065	(76,065)	—	—
State Street Bank & Trust Co.	5,721,482	(5,721,482)	—	—
Toronto Dominion Bank	423,198	(423,198)	—	—
UBS Securities LLC	11,800,750	(11,800,750)	—	—

	$558,435,770	$(558,435,770)	$—	$—

Technology Opportunities(c)
Barclays Capital, Inc.	$17,127,165	$(17,127,165)	$—	$—
BofA Securities, Inc.	37,030,032	(37,030,032)	—	—
Citigroup Global Markets, Inc.	11,034,085	(11,034,085)	—	—
Credit Suisse Securities (USA) LLC	2,678,339	(2,678,339)	—	—
Deutsche Bank Securities, Inc.	27,993	(27,993)	—	—
Goldman Sachs & Co. LLC	43,744,430	(43,744,430)	—	—
J.P. Morgan Securities LLC	193,409,821	(193,409,821)	—	—
Morgan Stanley	22,599,702	(22,599,702)	—	—
National Financial Services LLC	2,164,890	(2,164,890)	—	—
State Street Bank & Trust Co.	41,094,934	(41,094,934)	—	—
Toronto Dominion Bank	83,332,000	(83,332,000)	—	—

	$454,243,391	$(454,243,391)	$—	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Funds’ Statements of Assets and Liabilities.

(b)	Securities loaned with a value of $117,288 have been sold and are pending settlement as of November 30, 2021.
(c)	Securities loaned with a value of $369,237 have been sold and are pending settlement as of November 30, 2021.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Funds.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).

Options: The Funds may purchase and write call and put options to increase or decrease their exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.

A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.

Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value –unaffiliated and options written at value, respectively, in the Statements of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Statements of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Statements of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Funds write a call option, such option is typically “covered,” meaning that they hold the underlying instrument subject to being called by the option counterparty. When the Funds write a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Statements of Assets and Liabilities.

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Notes to Financial Statements (unaudited)  (continued)

In purchasing and writing options, the Funds bear the risk of an unfavorable change in the value of the underlying instrument or the risk that they may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Funds purchasing or selling a security when they otherwise would not, or at a price different from the current market value.

Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory: The Corporation, on behalf of Capital Appreciation, and the Trust, on behalf of Health Sciences Opportunities, Infrastructure Sustainable Opportunities, Mid-Cap Growth Equity and Technology Opportunities, entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.

For such services, each Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of each Fund’s net assets:

		Investment Advisory Fees

Average Daily Net Assets		Capital Appreciation

First $1 billion		0.650%
$1 billion - $1.5 billion		0.625
$1.5 billion - $5 billion		0.600
$5 billion - $7.5 billion		0.575
Greater than $7.5 billion		0.550

		Investment Advisory Fees

Average Daily Net Assets		Health Sciences Opportunities

First $1 billion		0.750%
$1 billion - $2 billion		0.700
$2 billion - $3 billion		0.675
$3 billion - $10 billion		0.650
Greater than $10 billion		0.640

	Investment Advisory Fees

Average Daily Net Assets	Infrastructure Sustainable Opportunities	Technology Opportunities

First $1 billion	0.800%	0.820%
$1 billion - $3 billion	0.750	0.770
$3 billion - $5 billion	0.720	0.740
$5 billion - $10 billion	0.700	0.710
Greater than $10 billion	0.680	0.700

		Investment Advisory Fees

Average Daily Net Assets		Mid-Cap Growth Equity

First $1 billion		0.700%
$1 billion - $3 billion		0.660
$3 billion - $5 billion		0.630
$5 billion - $10 billion		0.610
$10 billion - $18 billion		0.600
Greater than $18 billion		0.590

With respect to Infrastructure Sustainable Opportunities, the Manager entered into separate sub-advisory agreements with each of BlackRock International Limited (“BIL”) and BlackRock (Singapore) Limited (“BSL”), effective 11/16/21, each an affiliate of the Manager. The Manager pays BIL and BSL for services they provide, for that portion of the Fund for which BIL and BSL, as applicable, act as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by the Fund to the Manager.

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Notes to Financial Statements (unaudited)  (continued)

Service and Distribution Fees: The Corporation, on behalf of Capital Appreciation, and the Trust, on behalf of Health Sciences Opportunities, Infrastructure Sustainable Opportunities, Mid-Cap Growth Equity and Technology Opportunities, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each Fund as follows:

Share Class	Service Fees	Distribution Fees

Service	0.25%	N/A
Investor A	0.25	N/A
Investor C	0.25	0.75%
Class R	0.25	0.25

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Funds. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.

For the six months ended November 30, 2021, the following table shows the class specific service and distribution fees borne directly by each share class of each Fund:

Fund Name	Service	Investor A	Investor C	Class R	Total

Capital Appreciation	$—	$3,389,825	$376,989	$96,812	$3,863,626
Health Sciences Opportunities	55,402	4,485,531	3,548,209	744,441	8,833,583
Infrastructure Sustainable Opportunities	—	43	—	—	43
Mid-Cap Growth Equity	147,916	3,531,487	1,944,848	274,586	5,898,837
Technology Opportunities	111,334	3,461,191	2,348,230	135,868	6,056,623

Administration: The Trust, on behalf of Health Sciences Opportunities, Infrastructure Sustainable Opportunities, Mid-Cap Growth Equity and Technology Opportunities, entered into an Administration Agreement with the Manager, an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of each Fund. The administration fee, which is shown as administration in the Statements of Operations, is paid at the annual rates below.

Average Daily Net Assets	Administration Fees

First $500 million	0.0425%
$500 million - $1 billion	0.0400
$1 billion - $2 billion	0.0375
$2 billion - $4 billion	0.0350
$4 billion - $13 billion	0.0325
Greater than $13 billion	0.0300

In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Statements of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.

For the six months ended November 30, 2021, the following table shows the class specific administration fees borne directly by each share class of each Fund:

Fund Name	Institutional	Service	Investor A	Investor C	Class K	Class R	Total

Health Sciences Opportunities	$605,405	$4,432	$358,771	$70,983	$49,944	$29,771	$1,119,306
Infrastructure Sustainable Opportunities	3	—	4	—	335	—	342
Mid-Cap Growth Equity	1,033,643	11,821	282,343	38,873	439,428	10,976	1,817,084
Technology Opportunities	547,617	8,902	276,800	46,938	20,284	5,432	905,973

Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the six months ended November 30, 2021, the Funds did not pay any amounts to affiliates in return for these services.

The Manager maintains a call center that is responsible for providing certain shareholder services to the Funds. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the six months ended November 30, 2021, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:

Fund Name	Institutional	Service	Investor A	Investor C	Class K	Class R	Total

Capital Appreciation	$1,775	$—	$52,126	$7,648	$1,876	$161	$63,586
Health Sciences Opportunities	14,297	162	71,889	16,456	862	1,017	104,683
Mid-Cap Growth Equity	6,577	197	95,810	3,939	2,821	585	109,929
Technology Opportunities	10,207	116	18,388	5,640	119	374	34,844

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Notes to Financial Statements (unaudited)  (continued)

For the six months ended November 30, 2021, the following table shows the class specific transfer agent fees borne directly by each share class of each Fund:

Fund Name	Institutional	Service	Investor A	Investor C	Class K	Class R	Total

Capital Appreciation	$457,318	$—	$1,154,497	$54,934	$10,422	$37,422	$ 1,714,593
Health Sciences Opportunities	3,163,659	32,154	1,781,662	373,324	9,449	308,053	5,668,301
Infrastructure Sustainable Opportunities	61	—	61	—	61	—	183
Mid-Cap Growth Equity	6,010,147	91,164	1,965,779	189,975	139,050	105,236	8,501,351
Technology Opportunities	2,976,997	43,831	1,592,839	201,188	1,682	55,431	4,871,968

Other Fees: For the six months ended November 30, 2021, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of each Fund’s Investor A Shares as follows:

Fund Name	Amounts

Capital Appreciation	$ 44,274
Health Sciences Opportunities	87,549
Infrastructure Sustainable Opportunities	—
Mid-Cap Growth Equity	104,165
Technology Opportunities	131,081

For the six months ended November 30, 2021, affiliates received CDSCs as follows:

Share Class	Capital Appreciation	Health Sciences Opportunities	Infrastructure Sustainable Opportunities	Mid-Cap Growth Equity	Technology Opportunities

Investor A	$6,581	$17,862	$—	$31,544	$ 26,248
Investor C	1,319	22,009	—	17,510	48,188

	$7,900	$39,871	$—	$49,054	$ 74,436

Expense Limitations, Waivers Reimbursements and Recoupments: With respect to each Fund, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2023. The contractual agreement may be terminated upon 90 days’ notice by a majority of the directors who are not “interested persons” of the Corporation or the Trust, as defined in the 1940 Act (“Independent Directors”), or by a vote of a majority of the outstanding voting securities of a Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the six months ended November 30, 2021, the amounts waived were as follows:

Fund Name	Amounts Waived

Capital Appreciation	$ 2,141
Health Sciences Opportunities	14,718
Infrastructure Sustainable Opportunities	27
Mid-Cap Growth Equity	10,411
Technology Opportunities	26,907

The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of each Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2023. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of a Fund. For the six months ended November 30, 2021, there were no fees waived by the Manager pursuant to this arrangement.

With respect to each Fund, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of each Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:

Share Class	Capital Appreciation	Health Sciences Opportunities	Infrastructure Sustainable Opportunities	Mid-Cap Growth Equity	Technology Opportunities

Institutional	N/A	N/A	1.00%	0.80%	0.92%
Service	N/A	N/A	N/A	1.05	1.17
Investor A	N/A	N/A	1.25	1.05	1.17
Investor C	1.94%	N/A	N/A	1.80	1.92
Class K	0.72	N/A	0.95	0.75	0.87
Class R	N/A	N/A	N/A	1.30	1.42

The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2023 (or June 30, 2032 with respect to Capital Appreciation), unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of a Fund.

For the six months ended November 30, 2021, Infrastructure Sustainable Opportunities waived and/or reimbursed the Manager investment advisory fees of $45,851, which is included in fees waived and/or reimbursed by the Manager in the Statements of Operations.

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Notes to Financial Statements (unaudited)  (continued)

In addition, these amounts waived and/or reimbursed by the Manager are included in administration fees waived — class specific and transfer agent fees waived and/or reimbursed — class specific, respectively, in the Statements of Operations. For the six months ended November 30, 2021, class specific expense waivers and/or reimbursements are as follows:

	Administration Fees Waived

Fund Name	Institutional	Service	Investor A	Class K	Class R	Total

Infrastructure Sustainable Opportunities	$3	$—	$4	$335	$—	$342
Mid-Cap Growth Equity	142,061	11,821	282,137	—	10,911	446,930
Technology Opportunities	276,028	617	225,948	—	5,431	508,024

	Transfer Agent Fees Waived and/or Reimbursed

Fund Name	Institutional	Service	Investor A	Class K	Class R	Total

Infrastructure Sustainable Opportunities	$ 53	$—	$52	$61	$—	$166
Mid-Cap Growth Equity	—	11,408	58,032	—	30,855	100,295
Technology Opportunities	—	—	2,937	—	23,303	26,240

With respect to the contractual expense limitation of Infrastructure Sustainable Opportunities, if during the Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver and/or reimbursement from the Manager, are less than the current expense limitation for that share class, the Manager is entitled to be reimbursed by such share class up to the lesser of: (a) the amount of fees waived and/or expenses reimbursed during those prior two fiscal years under the agreement and (b) an amount not to exceed either the current expense limitation of that share class or the expense limitation of the share class in effect at the time that the share class received the applicable waiver and/or reimbursement, provided that:

(1) the Fund, of which the share class is a part, has more than $50 million in assets for the fiscal year, and

(2) the Manager or an affiliate continues to serve as the Fund’s investment adviser or administrator.

This repayment applies only to the contractual expense limitation on net expenses and does not apply to the contractual investment advisory fee waiver described above or any voluntary waivers that may be in effect from time to time. Effective September 30, 2028 the repayment arrangement between the Fund and the Manager pursuant to which the Fund may be required to repay amounts waived and/or reimbursed under the Fund’s contractual caps on net expenses was terminated.

As of November 30, 2021, the fund level and class specific waivers and/or reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:

Fund Name/Fund Level/Share Class	Expiring 05/31/24

Infrastructure Sustainable Opportunities
Fund Level	$ 45,851
Institutional	56
Investor A	56
Class K	396

Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The Funds are responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a private investment company, Money Market Series, managed by the Manager or its affiliates. However, BIM has agreed to cap the collateral investment expenses of the Money Market Series to an annual rate of 0.04%. The investment adviser to the Money Market Series will not charge any advisory fees with respect to shares purchased by the Funds. The Money Market Series may, under certain circumstances, impose a liquidity fee of up to 2% of the value withdrawn or temporarily restrict withdrawals for up to 10 business days during a 90 day period, in the event that the private investment company’s weekly liquid assets fall below certain thresholds. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940 Act, its investments may follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. Each Fund retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, Capital Appreciation, Health Sciences Opportunities and Mid-Cap Growth Equity retain 77% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses. Pursuant to the current securities lending agreement, Infrastructure Sustainable Opportunities and Technology Opportunities retain 82% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.

In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, Capital Appreciation, Health Sciences Opportunities and Mid-Cap Growth Equity, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 81% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses. Infrastructure Sustainable Opportunities and

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Notes to Financial Statements (unaudited)  (continued)

Technology Opportunities, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.

The share of securities lending income earned by each Fund is shown as securities lending income — affiliated — net in the Statements of Operations. For the six months ended November 30, 2021, each Fund paid BIM the following amounts for securities lending agent services:

Fund Name	Amounts

Capital Appreciation	$6,565
Health Sciences Opportunities	118,577
Mid-Cap Growth Equity	289,644
Technology Opportunities	1,915,355

Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, Capital Appreciation and Infrastructure Sustainable Opportunities may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by Capital Appreciation’s and Infrastructure Sustainable Opportunities’ investment policies and restrictions. Capital Appreciation is currently permitted to borrow under the Interfund Lending Program. In addition, Infrastructure Sustainable Opportunities is currently permitted to borrow and lend under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the six months ended November 30, 2021, Capital Appreciation and Infrastructure Sustainable Opportunities did not participate in the Interfund Lending Program.

Directors and Officers: Certain directors and/or officers of the Corporation and the Trust are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Corporation’s/Trust’s Chief Compliance Officer, which is included in Directors and Officer in the Statements of Operations.

7.	PURCHASES AND SALES

For the six months ended November 30, 2021, purchases and sales of investments, excluding short-term investments, were as follows:

Fund Name	Purchases	Sales

Capital Appreciation	$996,821,605	$1,208,306,236
Health Sciences Opportunities	3,058,226,834	3,308,512,600
Infrastructure Sustainable Opportunities	11,545,123	2,057,900
Mid-Cap Growth Equity	3,100,813,240	1,498,370,734
Technology Opportunities	1,251,844,294	1,326,563,229

8.	INCOME TAX INFORMATION

It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S. federal tax returns generally remains open for a period of three fiscal years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Funds as of November 30, 2021, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

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Notes to Financial Statements (unaudited)  (continued)

As of November 30, 2021, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

	Capital Appreciation	Health Sciences Opportunities	Infrastructure Sustainable Opportunities	Mid-Cap Growth Equity	Technology Opportunities

Tax cost	$2,305,088,033	$7,023,030,244	$9,835,322	$14,035,627,974	$5,992,256,650

Gross unrealized appreciation	$2,711,811,926	$3,940,380,019	$197,206	$6,560,026,610	$3,809,598,761
Gross unrealized depreciation	(65,398,566)	(269,796,070)	(303,413)	(585,399,449)	(134,503,136)

Net unrealized appreciation (depreciation)	$2,646,413,360	$3,670,583,949	$(106,207)	$5,974,627,161	$3,675,095,625

9.	BANK BORROWINGS

The Corporation and the Trust, on behalf of the Funds (except Infrastructure Sustainable Opportunities), along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.25 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month London Interbank Offered Rate (“LIBOR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2022 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended November 30, 2021, the Funds did not borrow under the credit agreement.

10.	PRINCIPAL RISKS

In the normal course of business, the Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The duration of this pandemic and its effects cannot be determined with certainty.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests.

The price a Fund could receive upon the sale of any particular portfolio investment may differ from a Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore a Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Fund, and a Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and

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Notes to Financial Statements (unaudited)  (continued)

receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded options purchased and exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedules of Investments.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the LIBOR. Although many LIBOR rates will be phased out by the end of 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

11.	CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for each class were as follows:

	Six Months Ended 11/30/21		Period from 10/01/20 to 05/31/21		Year Ended 09/30/20

Fund Name/Share Class	Shares	Amounts	Shares	Amounts	Shares	Amounts

Capital Appreciation

Institutional

Shares sold	4,235,030	$189,485,693	4,238,591	$174,442,176	8,826,926	$281,748,539

Shares issued in reinvestment of distributions	1,696,001	73,419,892	1,007,995	40,138,359	1,783,274	52,232,104

Shares redeemed	(3,270,779)	(147,404,726)	(4,265,301)	(176,568,886)	(7,958,971)	(261,953,622)

	2,660,252	$115,500,859	981,285	$38,011,649	2,651,229	$72,027,021

Investor A

Shares sold and automatic conversion of shares	2,625,101	$105,384,664	5,557,342	$204,759,575	11,625,894	$349,131,626

Shares issued in reinvestment of distributions	5,449,265	210,668,578	3,267,552	117,272,474	6,005,152	159,797,108

Shares redeemed	(7,227,595)	(289,486,532)	(6,617,889)	(243,927,730)	(14,886,082)	(430,482,828)

	846,771	$26,566,710	2,207,005	$78,104,319	2,744,964	$78,445,906

Investor C

Shares sold	224,097	$5,580,731	369,716	$8,890,995	1,143,520	$22,141,923

Shares issued in reinvestment of distributions	388,059	9,282,377	295,390	6,894,411	1,472,411	26,415,050

Shares redeemed and automatic conversion of shares	(506,880)	(12,630,381)	(1,651,989)	(39,768,323)	(8,667,920)	(181,302,036)

	105,276	$2,232,727	(986,883)	$(23,982,917)	(6,051,989)	$(132,745,063)

Class K

Shares sold	1,407,101	$63,187,953	2,426,107	$100,124,273	3,812,856	$123,140,219

Shares issued in reinvestment of distributions	1,576,972	68,913,682	875,745	35,178,672	1,765,721	52,106,434

Shares redeemed	(1,996,178)	(90,111,724)	(1,624,865)	(67,511,009)	(5,911,987)	(195,998,137)

	987,895	$41,989,911	1,676,987	$67,791,936	(333,410)	$(20,751,484)

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Notes to Financial Statements (unaudited)  (continued)

	Six Months Ended 11/30/21			Period from 10/01/20 to 05/31/21		Year Ended 09/30/20

Fund Name/Share Class	Shares	Amounts		Shares	Amounts	Shares	Amounts

Capital Appreciation (continued)

Class R

Shares sold	130,733	$3,970,500		191,775	$5,546,776	449,533	$10,062,423

Shares issued in reinvestment of distributions	137,273	3,996,018		93,417	2,594,192	311,109	6,520,841

Shares redeemed	(201,370)	(6,195,263)		(441,233)	(12,620,919)	(1,798,651)	(40,954,431)

	66,636	$1,771,255		(156,041)	$(4,479,951)	(1,038,009)	$(24,371,167)

	4,666,830	$188,061,462		3,722,353	$155,445,036	(2,027,215)	$(27,394,787)

Health Sciences Opportunities

Institutional

Shares sold	6,147,920	$505,895,790		14,799,297	$1,157,563,028	30,734,976	$2,097,120,978

Shares issued in reinvestment of distributions	2,322,075	189,040,123		3,001,455	226,129,630	1,925,274	127,299,118

Shares redeemed	(9,036,734)	(745,551,794)		(12,651,182)	(990,567,531)	(14,848,220)	(990,084,681)

	(566,739)	$(50,615,881)		5,149,570	$393,125,127	17,812,030	$1,234,335,415

Service

Shares sold	25,353	$1,983,413		77,768	$5,808,354	211,062	$13,288,854

Shares issued in reinvestment of distributions	18,650	1,440,882		24,080	1,724,851	24,556	1,546,767

Shares redeemed	(54,012)	(4,221,615)		(99,247)	(7,371,422)	(265,322)	(17,362,844)

	(10,009)	$(797,320)		2,601	$161,783	(29,704)	$(2,527,223)

Investor A

Shares sold and automatic conversion of shares	2,580,098	$200,790,484		5,722,116	$423,426,259	9,778,601	$634,881,833

Shares issued in reinvestment of distributions	1,487,679	114,416,981		1,903,002	135,722,096	1,709,241	107,254,886

Shares redeemed	(3,448,122)	(267,239,542)		(6,329,029)	(468,171,177)	(12,019,324)	(779,501,605)

	619,655	$47,967,923		1,296,089	$90,977,178	(531,482)	$(37,364,886)

Investor C

Shares sold	481,947	$32,052,974		998,097	$63,466,438	2,168,957	$121,404,339

Shares issued in reinvestment of distributions	369,596	24,282,447		551,584	33,779,024	591,997	32,133,581

Shares redeemed and automatic conversion of shares	(1,488,882)	(98,660,613)		(3,275,869)	(207,564,760)	(4,852,896)	(272,499,312)

	(637,339)	$(42,325,192)		(1,726,188)	$(110,319,298)	(2,091,942)	$(118,961,392)

Class K

Shares sold	875,779	$71,993,265		1,751,820	$137,573,979	2,729,431	$182,542,819

Shares issued in reinvestment of distributions	201,784	16,447,374		223,638	16,869,020	134,010	8,868,769

Shares redeemed	(622,059)	(51,143,679)		(875,598)	(68,819,975)	(1,079,477)	(73,224,544)

	455,504	$37,296,960		1,099,860	$85,623,024	1,783,964	$118,187,044

Class R

Shares sold	199,451	$15,129,170		388,187	$28,085,681	839,083	$52,510,559

Shares issued in reinvestment of distributions	125,650	9,417,431		158,798	11,045,975	147,933	9,068,275

Shares redeemed	(259,729)	(19,578,041)		(445,263)	(32,075,665)	(1,182,354)	(72,319,373)

	65,372	$4,968,560		101,722	$7,055,991	(195,338)	$(10,740,539)

	(73,556)	$(3,504,950)		5,923,654	$466,623,805	16,747,528	$1,182,928,419

Infrastructure Sustainable Opportunities

Institutional

Shares sold	10,342	$103,493	(a)	—	$—	—	$—

Shares redeemed	(2)	(20	)(a)	—	—	—	—

	10,340	$103,473		—	$—	—	$—

N O T E S T O F I N A N C I A L S T A T E M E N T S	79

Notes to Financial Statements (unaudited)  (continued)

	Six Months Ended 11/30/21		Period from 10/01/20 to 05/31/21		Year Ended 09/30/20

Fund Name/Share Class	Shares	Amounts	Shares	Amounts	Shares	Amounts

Infrastructure Sustainable Opportunities (continued)

Investor A

Shares sold	10,000	$100,000 (a)	—	$—	—	$—

	10,000	$100,000	—	$—	—	$—

Class K

Shares sold	980,002	$9,800,020 (a)	—	$—	—	$—

	980,002	$9,800,020	—	$—	—	$—

	1,000,342	$10,003,493	—	$—	—	$—

Mid-Cap Growth Equity

Institutional

Shares sold	36,978,297	$1,803,294,832	76,729,126	$3,286,210,401	119,501,228	$3,693,132,346

Shares issued in reinvestment of distributions	6,936,269	318,305,379	—	—	380,726	11,273,296

Shares redeemed	(22,666,914)	(1,095,537,628)	(39,390,033)	(1,707,825,873)	(49,837,122)	(1,510,293,813)

	21,247,652	$1,026,062,583	37,339,093	$1,578,384,528	70,044,832	$2,194,111,829

Service

Shares sold	443,183	$19,637,060	759,533	$29,385,760	1,433,911	$39,876,738

Shares issued in reinvestment of distributions	99,828	4,110,918	—	—	10,189	272,453

Shares redeemed	(250,650)	(10,982,681)	(759,388)	(29,482,370)	(1,268,814)	(34,549,372)

	292,361	$12,765,297	145	$(96,610)	175,286	$5,599,819

Investor A

Shares sold and automatic conversion of shares	8,835,290	$370,329,934	14,604,659	$541,270,027	26,513,449	$701,674,743

Shares issued in reinvestment of distributions	2,626,483	103,115,723	—	—	248,010	6,336,662

Shares redeemed	(6,832,482)	(282,587,375)	(10,274,954)	(381,600,123)	(19,750,826)	(514,754,885)

	4,629,291	$190,858,282	4,329,705	$159,669,904	7,010,633	$193,256,520

Investor C

Shares sold	1,061,833	$33,504,439	2,122,617	$60,398,835	4,255,862	$86,460,753

Shares issued in reinvestment of distributions	583,463	17,358,019	—	—	64,403	1,272,594

Shares redeemed and automatic conversion of shares	(1,035,136)	(32,554,102)	(1,871,041)	(53,171,624)	(3,670,980)	(75,460,685)

	610,160	$18,308,356	251,576	$7,227,211	649,285	$12,272,662

Class K

Shares sold	30,411,324	$1,496,980,751	37,389,839	$1,616,035,902	44,515,608	$1,398,814,727

Shares issued in reinvestment of distributions	2,981,945	137,258,925	—	—	101,794	3,020,245

Shares redeemed	(8,665,797)	(422,703,043)	(12,562,762)	(546,329,492)	(12,432,818)	(388,414,776)

	24,727,472	$1,211,536,633	24,827,077	$1,069,706,410	32,184,584	$1,013,420,196

Class R

Shares sold	1,127,416	$47,317,324	1,205,195	$44,092,592	1,006,329	$26,333,792

Shares issued in reinvestment of distributions	101,695	3,906,088	—	—	7,945	199,360

Shares redeemed	(310,939)	(12,573,316)	(587,198)	(21,353,231)	(772,971)	(19,925,520)

	918,172	$38,650,096	617,997	$22,739,361	241,303	$6,607,632

	52,425,108	$2,498,181,247	67,365,593	$2,837,630,804	110,305,923	$3,425,268,658

Technology Opportunities

Institutional

Shares sold	14,004,780	$966,867,362	31,498,346	$2,016,508,801	54,122,759	$2,319,352,317

Shares issued in reinvestment of distributions	2,676,721	178,510,479	3,237,288	198,898,991	471,213	16,237,989

Shares redeemed	(14,086,414)	(970,689,854)	(24,043,975)	(1,547,486,992)	(20,448,471)	(864,871,214)

	2,595,087	$174,687,987	10,691,659	$667,920,800	34,145,501	$1,470,719,092

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Notes to Financial Statements (unaudited)  (continued)

	Six Months Ended 11/30/21		Period from 10/01/20 to 05/31/21		Year Ended 09/30/20

Fund Name/Share Class	Shares	Amounts	Shares	Amounts	Shares	Amounts

Technology Opportunities (continued)
Service

Shares sold	256,117	$16,589,641	761,187	$47,061,995	912,863	$37,615,435

Shares issued in reinvestment of distributions	51,617	3,228,114	50,276	2,904,450	10,689	348,246

Shares redeemed	(351,600)	(22,747,113)	(404,708)	(24,159,614)	(613,522)	(24,717,111)

	(43,866)	$(2,929,358)	406,755	$25,806,831	310,030	$13,246,570

Investor A

Shares sold and automatic conversion of shares	6,162,763	$392,096,979	16,511,068	$987,093,068	23,205,370	$928,916,120

Shares issued in reinvestment of distributions	1,599,480	97,664,275	1,835,620	103,620,746	343,246	10,939,261

Shares redeemed	(5,770,481)	(363,708,854)	(10,634,090)	(625,868,222)	(11,056,738)	(429,065,205)

	1,991,762	$126,052,400	7,712,598	$464,845,592	12,491,878	$510,790,176

Investor C

Shares sold	775,814	$40,017,864	2,158,165	$105,414,888	3,632,921	$119,929,010

Shares issued in reinvestment of distributions	377,971	18,822,933	483,442	22,455,900	113,196	3,022,331

Shares redeemed and automatic conversion of shares	(757,808)	(39,004,830)	(1,350,393)	(65,467,473)	(2,268,659)	(75,398,136)

	395,977	$19,835,967	1,291,214	$62,403,315	1,477,458	$47,553,205

Class K

Shares sold	2,561,299	$179,190,095	2,134,685	$137,933,600	2,128,339	$83,664,037	(b)

Shares issued in reinvestment of distributions	73,847	4,928,555	65,463	4,025,301	—	—

Shares redeemed	(635,270)	(44,178,825)	(1,673,650)	(107,067,621)	(765,843)	(30,913,420	)(b)

	1,999,876	$139,939,825	526,498	$34,891,280	1,362,496	$52,750,617

Class R

Shares sold	127,532	$8,133,830	336,770	$20,217,239	512,640	$19,501,932

Shares issued in reinvestment of distributions	30,477	1,872,521	40,021	2,272,386	9,842	316,225

Shares redeemed	(145,074)	(9,196,911)	(294,189)	(17,370,410)	(381,908)	(14,938,360)

	12,935	$809,440	82,602	$5,119,215	140,574	$4,879,797

	6,951,771	$458,396,261	20,711,326	$1,260,987,033	49,927,937	$2,099,939,457

(a)	For the period from September 30, 2021 (commencement of operations) to November 30, 2021.
(b)	For the period from December 10, 2019 (commencement of operations) to September 30, 2020.

As of November 30, 2021, shares owned by BlackRock Financial Management, Inc., an affiliate of the Funds, were as follows:

Share Class	Infrastructure Sustainable Opportunities	Technology Opportunities

Institutional	10,000	—
Investor A	10,000	—
Class K	980,000	8,673

12.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	81

Disclosure of Investment Advisory Agreement

The Board of Trustees (the “Board,” the members of which are referred to as “Board Members”) of BlackRock Funds (the “Trust”) met on September 20-22, 2021 (the “Organizational Meeting”) to consider the approval of the proposed investment advisory agreement (the “Agreement”) between the Trust, on behalf of BlackRock Infrastructure Sustainable Opportunities Fund (the “Fund”), and BlackRock Advisors LLC (the “Manager” or “BlackRock”), the Fund’s investment advisor. The Agreement was the same agreement that had been previously approved by the Board with respect to certain series of the Trust.

The Approval Process

Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Trust is required to consider the initial approval of the Agreement. The Board members whom are not “interested persons” of the Fund, as defined in the 1940 Act, are considered independent Board members (the “Independent Board Members”). In connection with this deliberative process, the Board assessed, among other things, the nature, extent and quality of the services to be provided to the Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services.

At the Organizational Meeting, the Board received and reviewed materials relating to its consideration of the proposed Agreement. The Board considered all factors it believed relevant with respect to the Fund, including, among other things: (a) the nature, extent and quality of the services to be provided by BlackRock; (b) the investment performance of the Fund as compared with a peer group of funds and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits to be realized by BlackRock and its affiliates from their relationship with the Fund; (d) the existence and sharing of potential economies of scale; (e) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Fund; (f) possible alternatives to the proposed Agreement; (g) the policies and practices of BlackRock with respect to portfolio transactions for the Fund; (h) BlackRock’s portfolio compliance systems and capabilities; and (i) other factors deemed relevant by the Board Members.

In considering approval of the Agreement, the Board met with the relevant investment advisory personnel from BlackRock and considered all information it deemed reasonably necessary to evaluate the terms of the Agreement. The Board received materials in advance of the Organizational Meeting relating to its consideration of the Agreement, including (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”) regarding the Fund’s fees and estimated expense ratio as compared with a peer group of funds as determined by Broadridge (“Expense Peers”); (b) information regarding BlackRock’s economic outlook for the Fund and its general investment outlook for the markets; (c) information regarding fees paid to service providers that are affiliates of BlackRock; and (d) information outlining the legal duties of the Board under the 1940 Act with respect to the consideration and approval of the Agreement. The Board also noted information received at prior Board meetings concerning compliance records and regulatory matters relating to BlackRock.

The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management and BlackRock’s services related to the valuation and pricing of the portfolio holdings of the Fund. The Board noted the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board. The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock

The Board, including the Independent Board Members, reviewed the nature, extent and quality of services to be provided by BlackRock, including the investment advisory services to be provided to the Fund. The Board received information concerning the investment philosophy and investment process to be used by BlackRock in managing the Fund, as well as a description of the capabilities, personnel and services of BlackRock. The Board considered the scope of the services provided by BlackRock to the Fund under the Agreement relative to services typically provided by third parties to other funds. The Board noted that the standard of care applicable under the Agreement was comparable to that found generally in investment company advisory agreements. The Board concluded that the scope of BlackRock’s services to be provided to the Fund was consistent with the Fund’s operational requirements, including, in addition to seeking to meet the Fund’s investment objective(s), compliance with investment restrictions, tax and reporting requirements and related shareholder services.

The Board, including the Independent Board Members, also considered the quality of the administrative and other non-investment advisory services to be provided by BlackRock and its affiliates to the Fund. The Board evaluated the procedures of BlackRock designed to fulfill its fiduciary duty to the Fund with respect to possible conflicts of interest, including BlackRock’s code of ethics (regulating the personal trading of BlackRock’s officers and employees), the procedures by which BlackRock allocates trades among its various investment advisory clients, the integrity of the systems in place to ensure compliance with the foregoing and the record of BlackRock in these matters. The Board also noted information received at prior Board meetings concerning standards of BlackRock with respect to the execution of portfolio transactions.

The Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and the Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to the Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives. The Board also considered the business reputation of BlackRock and its financial resources and concluded that BlackRock would be able to meet any reasonably foreseeable obligation under the Agreement.

In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services to be provided to the Fund. The Board considered that BlackRock and its affiliates will provide the Fund with certain administrative, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. In particular, BlackRock and its affiliates will provide the Fund with administrative services, including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers, including, among others, the Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing the Fund’s

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Disclosure of Investment Advisory Agreement  (continued)

distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of the Fund and BlackRock

The Board, including the Independent Board Members, previously received and considered information about BlackRock’s investment performance for other funds. The Board, however, did not consider the performance history of the Fund because the Fund was newly organized and had not yet commenced operations as of the date of the Organizational Meeting.

C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services to be Provided and Estimated Profits to be Realized by BlackRock and its Affiliates from their Relationship with the Fund

In connection with the initial approval of the Agreement, the Board, including the Independent Board Members, reviewed the Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared the Fund’s estimated total expense ratio, as well as its estimated actual management fee rate, to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers that benefit a fund, and the actual management fee rate gives effect to any management fee reimbursements or waivers that benefit a fund. Additionally, the Board noted information received at prior Board meetings concerning the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).

The Board noted that the Fund’s contractual management fee rate ranked in the second quartile, and that the estimated actual management fee rate and estimated total expense ratio each ranked in the first quartile relative to the Fund’s Expense Peers.

The Board also noted that the Fund has a management fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board noted that if the size of the Fund were to decrease, the Fund could lose the benefit of one or more breakpoints. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis.

Following consideration of this information, the Board, including the independent Board Members, concluded that the fees to be paid pursuant to the Agreement were fair and reasonable in light of the services provided.

As the Fund had not commenced operations as of the date of the Organizational Meeting, BlackRock was not able to provide the Board with specific information concerning the expected profits to be realized by BlackRock and its affiliates from their relationships with the Fund. BlackRock, however, will provide the Board with such information at future meetings.

D. Economies of Scale

The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Fund increase, including the existence of fee waivers and/or expense caps, as applicable, noting that any contractual fee waivers and expense caps had been approved by the Board.

E. Other Factors Deemed Relevant by the Board Members

The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with the Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Fund, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.

In connection with its consideration of the Agreement, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that the Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

Conclusion

The Board Members present at the Organizational Meeting, including the Independent Board Members, unanimously approved the Agreement between the Manager and the Trust, with respect to the Fund, for a two-year term beginning on the effective date of the Agreement. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at its decision to approve the Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination.

D I S C L O S U R E O F I N V E S T M E N T A D V I S O R Y A G R E E M E N T	83

Disclosure of Investment Sub-Advisory Agreement

The Board of Trustees (the “Board,” the members of which are referred to as “Board Members”) of BlackRock Funds (the “Trust”) met on September 20-22, 2021 (the “Meeting”) to consider the initial approval of the proposed sub-advisory agreement (the “Sub-Advisory Agreement”) between BlackRock Advisors, LLC (the “Manager”), the Trust’s investment advisor, and BlackRock International Limited (the “Sub-Advisor”) with respect to BlackRock Infrastructure Sustainable Opportunities Fund (the “Fund”), a series of the Trust.

Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), at the Meeting, the Board reviewed materials relating to its consideration of the Sub-Advisory Agreement. The Board Members whom are not “interested persons” of the Fund, as defined in the 1940 Act, are considered independent Board members (the “Independent Board Members”). At the Meeting, the Board also considered the initial approval of the proposed investment advisory agreement (the “Advisory Agreement”) between the Trust and the Manager, on behalf of the Fund. At the Meeting, the Board, including the Independent Board Members, unanimously approved the Advisory Agreement between the Manager and the Trust, with respect to the Fund, for a two-year term beginning on the effective date of the Advisory Agreement. A discussion of the basis for the Board’s approval of the Advisory Agreement at the Meeting is included in the semi-annual shareholder report for the Fund for the period ended November 30, 2021. The factors considered by the Board at the Meeting in connection with the approval of the proposed Sub-Advisory Agreement were substantially the same as the factors considered at the Meeting with respect to approval of the Advisory Agreement.

Following discussion, the Board, including the Independent Board Members, unanimously approved the Sub-Advisory Agreement between the Manager and the Sub-Advisor, with respect to the Fund, for a two-year term beginning on the effective date of the Sub-Advisory Agreement. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including a majority of the Independent Board Members, was satisfied that the terms of the Sub-Advisory Agreement were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at its decision to approve the Sub-Advisory Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination.

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Disclosure of Investment Sub-Advisory Agreement

The Board of Trustees (the “Board,” the members of which are referred to as “Board Members”) of BlackRock Funds (the “Trust”) met on November 8-10, 2021 (the “Meeting”) to consider the initial approval of the proposed sub-advisory agreement (the “Sub-Advisory Agreement”) between BlackRock Advisors, LLC (the “Manager”), the Trust’s investment advisor, and BlackRock (Singapore) Limited (the “Sub-Advisor”) with respect to BlackRock Infrastructure Sustainable Opportunities Fund (the “Fund”), a series of the Trust.

Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), at the Meeting, the Board reviewed materials relating to its consideration of the Sub-Advisory Agreement. The Board Members whom are not “interested persons” of the Fund, as defined in the 1940 Act, are considered independent Board members (the “Independent Board Members”). The Board previously met on September 20-22, 2021 (the “September 2021 Meeting”) to consider the initial approval of the proposed investment advisory agreement (the “Advisory Agreement”) between the Trust and the Manager, on behalf of the Fund. At the September 2021 Meeting, the Board, including the Independent Board Members, unanimously approved the Advisory Agreement between the Manager and the Trust, with respect to the Fund, for a two-year term beginning on the effective date of the Advisory Agreement. A discussion of the basis for the Board’s approval of the Advisory Agreement at the September 2021 Meeting is included in the semi-annual shareholder report for the Fund for the period ended November 30, 2021. The factors considered by the Board at the Meeting in connection with the approval of the proposed Sub-Advisory Agreement were substantially the same as the factors considered at the September 2021 Meeting with respect to approval of the Advisory Agreement.

Following discussion, the Board, including the Independent Board Members, unanimously approved the Sub-Advisory Agreement between the Manager and the Sub-Advisor, with respect to the Fund, for a two-year term beginning on the effective date of the Sub-Advisory Agreement. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including a majority of the Independent Board Members, was satisfied that the terms of the Sub-Advisory Agreement were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at its decision to approve the Sub-Advisory Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination.

D I S C L O S U R E O F I N V E S T M E N T S U B - A D V I S O R Y A G R E E M E N T	85

Statement Regarding Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), BlackRock Capital Appreciation Fund, Inc. (the “Corporation”) and BlackRock FundsSM (the “Trust”) have adopted and implemented a liquidity risk management program (the “Program”) for BlackRock Capital Appreciation Fund, Inc., BlackRock Health Sciences Opportunities Portfolio, BlackRock Infrastructure Sustainable Opportunities Fund, BlackRock Mid-Cap Growth Equity Portfolio and BlackRock Technology Opportunities Fund (the “Funds”), which is reasonably designed to assess and manage each Fund’s liquidity risk.

The Board of Directors (the “Board”) of the Corporation and the Board of Trustees (the “Board”) of the Trust, on behalf of the Funds, met on November 9-10, 2021 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Advisors, LLC or BlackRock Fund Advisors (“BlackRock”), each an investment adviser to certain BlackRock funds, as the program administrator for each Fund’s Program, as applicable. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2020 through September 30, 2021 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish each Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including the imposition of capital controls in certain countries.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, as follows:

a)	The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Where a fund participated in borrowings for investment purposes (such as tender option bonds or reverse repurchase agreements), such borrowings were factored into the Program’s calculation of a fund’s liquidity bucketing. Derivative exposure was also considered in such calculation.

b)	Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each Fund’s reasonably anticipated trading size (“RATS”). Each Fund has adopted an in-kind redemption policy which may be utilized to meet larger redemption requests. The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.

c)	Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered the terms of the credit facility committed to each Fund, the financial health of the institution providing the facility and the fact that the credit facility is shared among multiple funds (including that a portion of the aggregate commitment amount is specifically designated for BlackRock Floating Rate Income Portfolio, a series of BlackRock Funds V). The Committee also considered other types of borrowing available to the Funds, such as the ability to use reverse repurchase agreements and interfund lending, as applicable.

There were no material changes to the Program during the Program Reporting Period other than the enhancement of certain model components in the Program’s methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

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Additional Information

Regulation Regarding Derivatives

On October 28, 2020, the Securities and Exchange Commission (the “SEC”) adopted regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). The Funds will be required to implement and comply with Rule 18f-4 by August 19, 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.

General Information

Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports, Rule 30e-3 notices and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at blackrock.com/fundreports.

Availability of Proxy Voting Policies, Procedures and Voting Records

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available without charge, upon request (1) by calling (800) 441-7762; (2) on the BlackRock website at blackrock.com; and (3) on the SEC’s website at sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.

Automatic Investment Plans

Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

A D D I T I O N A L I N F O R M A T I O N	87

Additional Information  (continued)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Fund and Service Providers

Investment Adviser and Administrator	Independent Registered Public Accounting Firm
BlackRock Advisors, LLC	Deloitte & Touche LLP
Wilmington, DE 19809	Boston, MA 02116

Sub-Advisers(a)	Distributor
BlackRock International Limited	BlackRock Investments, LLC
Edinburgh, EH3 8BL	New York, NY 10022
United Kingdom

Legal Counsel
BlackRock (Singapore) Limited	Sidley Austin LLP
079912 Singapore	New York, NY 10019

Accounting Agent and Transfer Agent	Address of the Corporation/Trust
BNY Mellon Investment Servicing (US) Inc.	100 Bellevue Parkway
Wilmington, DE 19809	Wilmington, DE 19809

Custodian
The Bank of New York Mellon
New York, NY 10286

(a)For BlackRock Infrastructure Sustainable Opportunities Fund.

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Glossary of Terms Used in this Report

Currency Abbreviation

USD	United States Dollar

Portfolio Abbreviation

ADR	American Depositary Receipt

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	89

Want to know more?

blackrock.com | 800-441-7762

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

GROPPS-11/21-SAR

(b) Not Applicable

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrant – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1(a) of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Disclosure of Securities Lending Activities for Closed-End Management Investment

Companies – Not Applicable

Item 13 –	Exhibits attached hereto

(a)(1) Code of Ethics – Not Applicable to this semi-annual report

(a)(2) Section 302 Certifications are attached

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 – Not applicable

2

(a)(4) Change in Registrant’s independent public accountant – Not applicable

(b) Section 906 Certifications are attached

3

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Capital Appreciation Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Capital Appreciation Fund, Inc.

Date: February 2, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Capital Appreciation Fund, Inc.

Date: February 2, 2022

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Capital Appreciation Fund, Inc.

Date: February 2, 2022

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